AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                 APRIL 30, 1999

                                                       FILE NO. 33-39170
                                                       811-4865
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                          [   ]

         Post-Effective Amendment No.                11       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                               27       [ X]

                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

            American International Life Assurance Company of New York
                               (Name of Depositor)

                        80 Pine Street, New York NY 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (302) 594-2978
               (Depositor's Telephone Number, including Area Code)

                             Kenneth D. Walma, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)





                                   Copies to:

    Michael Berenson, Esq.             and   Ernest T. Patrikis, Esq.
    Jorden Burt Boros Cicchetti              American International Group, Inc.
    Berenson & Johnson                       70 Pine Street
    1025 Thomas Jefferson Street, N.W.       New York, NY  10270
    Washington, DC  200007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

     It is proposed that this filing will become effective (check appropriate box) immediately upon filing pursuant to paragraph (b) of Rule 485

     _X__ on _May 1, 1999 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485

     ___on _______pursuant to paragraph (a)(i) of Rule 485 ___ 75 days after filing pursuant to paragraph (a)(ii) ___ on _____ pursuant to paragraph
     (a)(ii) of Rule 485 If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on March 29, 1999

                              CROSS REFERENCE SHEET
                             (required by Rule 495)

         Item No.                                             Location

                                     PART A

Item 1.  Cover Page                                  Cover Page
Item 2.  Definitions                                 Definitions
Item 3.  Synopsis                                    General Description
Item 4.  Condensed Financial Information             Condensed Financial
                                                      Information
Item 5.  General Description of Registrant,          Investment Options
         Depositor, and Portfolio Companies          Other Information
Item 6.  Deductions and Charges                      Charges and Deductions
Item 7.  General Description of Variable             The Contract
         Annuity Contracts
Item 8.  Annuity Period                              Annuity Payments
Item 9.  Death Benefit                               Death Benefit
Item 10. Purchases and Contract Value                Investment Options
Item 11. Redemptions                                 Access to Your Money
Item 12. Taxes                                       Taxes
Item 13. Legal Proceedings                           Legal Proceedings
Item 14. Table of Contents of the Statement of       Table of Contents of
          Additional Information                     the Statement of Additional
                                                      Information

                                     PART B

Item 15.  Cover Page                             Cover Page
Item 16.  Table of Contents                      Table of Contents
Item 17.  General Information and History        General Information
Item 18.  Services                               General Information/
                                                 Independent Accountants/
                                                 Legal Counsel
Item 19.  Purchase of Securities Being Offered   The Contract;
                                                 Charges and Deductions
                                                 (Part A)
Item 20.  Underwriters                           General Information/
                                                 Distributor
Item 21.  Calculation of Performance Data        Calculation of Performance Data
Item 22.  Annuity Payments                       Annuity Provisions
Item 23.  Financial Statements                   Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     PART A

                        TRILOGY VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus which discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.


                                   MAY 1, 1999

================================================================
1.       VARIABLE ANNUITY
================================================================

A variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing you with retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.


This prospectus offers a choice of investment options. You may divide your money among any or all of the 23 variable investment options provided by Merrill Lynch Asset Management, L.P., Hotchkis and Wiley, Mercury Asset Management
International Ltd. and Alliance Capital Management, L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select, and you may experience a loss.


The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.


Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================
2.       ANNUITY OPTIONS
================================================================
You can select one of the annuity options listed below:

     (1)  payments for the Annuitant's lifetime;

     (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

     (3)  payments for the lifetime of the survivor of two Annuitants.


We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================
3.       PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment of $2,000 and subsequent amounts of $1,000 or more may be added to your contract at any time during the accumulation phase.

================================================================
4.       INVESTMENT OPTIONS
================================================================

You may allocate money to the following variable investment portfolios of Merrill Lynch Variable Series Funds, Inc., Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust or Alliance Variable Products Series Fund, Inc.


         Merrill  Lynch  Variable  Series Fund
         (managed by Merrill  Lynch Asset Management,  L.P.)
         Basic Value Focus Fund
         Capital  Focus Fund
         Domestic Money Market Fund
         Global Growth Focus Fund
         Global  Strategy  Focus Fund
         Global  Utility Focus Fund
         High Current Income Fund
         Quality Equity Fund
         Special Value Focus Fund

         Hotchkis and Wiley Variable Trust
         (managed by Hotchkis and Wiley)
         International VIP Portfolio
         Low Duration VIP Portfolio

         Mercury Asset Management Master Trust
         (managed by Mercury Asset Management International Ltd.)
         U.S. Large Cap Fund

         Alliance Variable Products Series Fund
         (managed by Alliance Capital Management L.P.)
         Global Dollar Government Portfolio
         Growth Portfolio
         Growth and Income Portfolio
         High Yield Portfolio
         Premier Growth Portfolio
         Quasar Portfolio
         Real Estate  Investment Portfolio
         Technology Portfolio
         Total Return Portfolio
         U.S.  Government/High  Grade Securities Portfolio
         Worldwide  Privatization Portfolio

The fixed investment option is our guaranteed account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect one of two dollar cost averaging programs. (The
6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)


================================================================
5.       EXPENSES
================================================================


Each year, we deduct a $30 contract maintenance fee from your contract. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. These charges, include management fees and other operating expenses and are estimated to range from 0.49% to 1.35%.

If you take money out in excess of the free amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven year period as follows:

Premium Year       1     2      3       4      5     6     7        Thereafter

Surrender Charge   6%    6%    5%      5%     4%    3%     2%       None


Each year, you are allowed to make 12 transfers without charge. After your first 12 free transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" shows the total of the 1.40% insurance charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" refers to portfolio charges for each variable portfolio. The third column is the total of all annual charges.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.



                                                          Total        Total                     Examples
                                                          Annual       Annual      Total      Total Expenses     Total Expenses
                                                        Insurance    Portfolio     Annual     at the end of      at the end of
                                                         Charges      Charges*    Charges         1 Year            10 Years
Merrill Lynch Variable Series Fund
Basic Value Focus Fund                                       1.40%        0.66%       2.06%        $76            $245
Capital Focus Fund                                           1.40%        0.86%       2.26%         78             266
Domestic Money Market Fund                                   1.40%        0.56%       1.96%         75             235
Global Growth Focus Fund                                     1.40%        1.03%       2.43%         79             283
Global Strategy Focus Fund                                   1.40%        0.72%       2.12%         76             251
Global Utility Focus Fund                                    1.40%        0.68%       2.08%         76             247
High Current Income Fund                                     1.40%        0.53%       1.93%         74             232
Quality Equity Fund                                          1.40%        0.49%       1.89%         74             227
Special Value Focus Fund                                     1.40%        0.81%       2.21%         77             261

Hotchkis & Wiley Variable Trust
International VIP Portfolio                                  1.40%        1.05%       2.45%         79             285
Low Duration VIP Portfolio                                   1.40%        0.58%       1.98%         75             237
Mercury Asset Management Master Trust
U.S. Large Cap Fund                                          1.40%        1.35%       1.75%         82                 314
Alliance Variable Products Series Fund
Global Dollar Government Portfolio                           1.40%        0.95%       2.35%         78             275
Growth Portfolio                                             1.40%        0.87%       2.27%         78             267
Growth and Income Portfolio                                  1.40%        0.73%       2.13%         76             252
High Yield Portfolio                                         1.40%        0.95%       2.35%         78             275
Premier Growth Portfolio                                     1.40%        1.06%       2.46%         80             286
Quasar Portfolio                                             1.40%        0.95%       2.35%         78             275
Real Estate Investment Portfolio                             1.40%        0.95%       2.35%         78             275
Technology Portfolio                                         1.40%        0.95%       2.35%         78             275
Total Return Portfolio                                       1.40%        0.88%       2.28%         78             268
U.S. Gov't/High Grade Securities Portfolio                   1.40%        0.78%       2.18%         77             257
Worldwide Privatization Portfolio                            1.40%        0.95%       2.35%         78             275


*  Total  Annual  Portfolio   Charges  for  the  following   portfolios   before
reimbursement by the investment advisers for the period ended December 31, 1998 were as follows:

     Merrill Lynch Variable Series Fund
        Special Value Focus Fund                             0.97%
     Alliance Variable Products Series Fund
        Global Dollar Government Portfolio                   1.75%
        High Yield Portfolio                                 1.80%
        Premier Growth Portfolio                             1.09%
        Quasar Portfolio                                     1.30%
        Real Estate Investment Portfolio                     1.77%
        Technology Portfolio                                 1.20%
        Total Return Portfolio                               0.95%
        U.S. Government/High Grade Securities Portfolio      0.91%
        Worldwide Privatization Portfolio                    1.70%

For more detailed information, see "Fee Tables" in the prospectus.

================================================================
6.       TAXES
================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 591/2.

================================================================
7.  ACCESS TO YOUR MONEY
================================================================


You may withdraw free of a surrender charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal. If you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. Your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested.

Withdrawals in excess of these limits will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more. You may request a withdrawal in writing. Under the systematic withdrawal program, you must have at least $24,000 in contract value. The minimum withdrawal amount is $200.

After your money has been in the contract for seven full years, there is no surrender charge on that portion of the money that you have invested for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2. Additionally, a surrender charge is not assessed when a death benefit is paid.


================================================================
8.        PERFORMANCE
================================================================

The value of your annuity will fluctuate depending upon the investment performance of the portfolios you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge was reflected, the performance would be lower. Past performance is no guarantee of future results.


                             SUMMARY OF PERFORMANCE

                                                   Inception           Since
                                                     Date*           Inception
Merrill Lynch Variable Series Fund
Basic Value Focus Fund                               Feb-98           14.11%
Capital Focus Fund
Domestic Money Market Fund                           Feb-98            3.17%
Global Growth Focus Fund
Global Strategy Focus Fund                           Feb-98            7.95%
Global Utility Focus Fund                            Feb-98           13.28%
High Current Income Fund                             Feb-98           10.12%
Quality Equity Fund                                  Feb-98           14.08%
Special Value Focus Fund                             Feb-98            7.96%
Hotchkis and Wiley Variable Trust
International VIP Portfolio                          May-99             N/A
Low Duration VIP Portfolio                           May-99             N/A
Mercury Asset Management Master Trust
U.S. Large Cap Fund                                  May-99             N/A
Alliance Variable Products Series Fund
Global Dollar Government Portfolio                   Feb-98            4.95%
Growth Portfolio                                     Feb-98           27.34%
Growth & Income Portfolio                            Feb-98           17.80%
High Yield Portfolio                                 Feb-98           -2.15%
Premier Growth Portfolio                             Feb-93           22.94%
Quasar Portfolio                                     Feb-98            6.54%
Real Estate Portfolio                                Feb-98           -1.46%
Technology Portfolio                                 Feb-98           22.90%
Total Return Portfolio                               Feb-98           15.08%
U.S. Government/High Grade Securities Portfolio      Feb-98            4.71%
Worldwide Privatization Portfolio                    Feb-98           10.24%

*The portfolios were not available under the contract prior to 1998.

================================================================
9.       DEATH BENEFIT
================================================================


If you should die during the accumulation phase, your beneficiary will receive a death benefit. Unless you choose one or more of the optional death benefits, the traditional death benefit will be paid. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit. Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) an amount equal to (a) plus (b) where:

         (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th Birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

     o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

     o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

     o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

     o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

     o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

     o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Accidental Death Benefit

If you select the accidental death benefit it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

     1.   the Contract Value as of the date the death benefit is determined; or

     2.   $250,000.



================================================================
10.      OTHER INFORMATION
================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.


Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive either monthly or quarterly withdrawals during the accumulation phase. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.


Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================
11.       INQUIRIES
================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

         American  International  Life
          Assurance  Company  of  New  York
         c/o Delaware Valley Financial Services
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA  19312-0031
         Telephone Number 1-800-870-1453

                               TRILOGY PROSPECTUS

                                   MAY 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                           AMERICAN INTERNATIONAL LIFE
                         ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.


The contract has twenty-four investment options to which you can allocate your money -- twenty-three variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest. The variable investment options are portfolios of the Merrill Lynch Variable Series Fund, Inc., Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust or the Alliance Variable Products Series Fund, Inc.

         Merrill Lynch Variable Series Fund
         (managed by Merrill Lynch Asset Management, L.P.)

         Basic Value Focus Fund                  Global Utility Focus Fund
         Capital Focus Fund                      High Current Income Fund
         Domestic Money Market Fund              Quality Equity Fund
         Global Growth Focus Fund                Special Value Focus Fund
         Global Strategy Focus Fund

         Hotchkis and Wiley Variable Trust
         (managed by Hotchkis and Wiley)

         International VIP Portfolio
         Low Duration VIP Portfolio

         Mercury Asset Management Master Trust
         (managed by Mercury Asset Management International Ltd.)

         U.S. Large Cap Fund

     Alliance Variable Products Series Fund
     (managed by Alliance Capital Management L.P.)

     Global Dollar Government  Portfolio   Real Estate Investment Portfolio
     Growth Portfolio                      Technology Portfolio
     Growth and Income Portfolio           Total Return Portfolio
     High Yield Portfolio                  U.S. Government/High Grade
     Premier Growth Portfolio                 Securities  Portfolio
     Quasar Portfolio                      Worldwide Privatization  Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 870-1453 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES


CONDENSED FINANCIAL INFORMATION


THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION


FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

                           Owner Transaction Expenses


Sales Load....................................................................   None

Surrender Charge (as a percentage of premiums surrendered)
     Premium Year 1...........................................................      6%
     Premium Year 2...........................................................      6%
     Premium Year 3...........................................................      5%
     Premium Year 4...........................................................      5%
     Premium Year 5...........................................................      4%
     Premium Year 6...........................................................      3%
     Premium Year 7...........................................................      2%
     Thereafter................................................................   None

Transfer Fee
     First 12 Per Contract Year................................................   None
     Thereafter................................................................    $10

Contract Maintenance Fee (waived if account value is $50,000 or greater)....... $30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.........................................  1.25%
     Administrative Charge.....................................................  0.15%
                                                                                 ====

     Total Variable Account Annual Expenses....................................  1.40%

                                                         5

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement



                                                                    Management          Other         12b-1        Total
                                                                      Fees             Expenses(1)    Fees(2)     Expenses
Merrill Lynch Variable Series Fund(3)
Basic Value Focus Fund                                                  0.60%           0.06%         0.0%       0.66%
Capital Focus Fund                                                      0.60%           0.26%         0.0%       0.86%
Domestic Money Market Fund                                              0.50%           0.06%         0.0%       0.56%
Global Growth Focus Fund                                                0.75%           0.28%         0.0%       1.03%
Global Strategy Focus Fund                                              0.65%           0.07%         0.0%       0.72%
Global Utility Focus Fund                                               0.60%           0.08%         0.0%       0.68%
High Current Income Fund                                                0.47%           0.06%         0.0%       0.53%
Quality Equity Fund                                                     0.44%           0.05%         0.0%       0.49%
Special Value Focus Fund                                                0.75%           0.06%         0.0%       0.81%
Hotchkis and Wiley Variable Trust
International VIP Portfolio                                             0.75%           0.30%         0.0%       1.05%
Low Duration VIP  Portfolio                                             0.46%           0.12%         0.0%       0.58%
Mercury Asset Management Master Trust
U.S. Large Cap Fund                                                     0.65%           0.70%         0.0%       1.35%
Alliance Variable Products Series Fund(4)
Global Dollar Government  Portfolio                                     0.39%           0.56%         0.0%       0.95%
Growth  Portfolio                                                       0.75%           0.12%          (2)       0.87%
Growth and Income Portfolio                                             0.63%           0.10%          (2)       0.73%
High Yield Portfolio                                                    0.44%           0.51%         0.0%       0.95%
Premier Growth  Portfolio                                               0.97%           0.09%         0.0%       1.06%
Quasar Portfolio                                                        0.73%           0.22%         0.0%       0.95%
Real Estate Investment  Portfolio                                       0.08%           0.87%         0.0%       0.95%
Technology  Portfolio                                                   0.81%           0.14%         0.0%       0.95%
Total Return Portfolio                                                  0.62%           0.26%         0.0%       0.88%
U.S. Government/High Grade Securities  Portfolio                        0.60%           0.18%        (2)         0.78%
Worldwide Privatization Portfolio                                       0.25%           0.70%         0.0%       0.95%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Merrill Lynch Variable Series Fund, Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust and the Alliance Variable Products Series Fund.

(2) Expenses shown are for the year ended December 31, 1998. No 12b-1 fees were charged. Effective May 1, 1999, Alliance Variable Products Series Fund will offer the Growth Portfolio, Growth and Income Portfolio and U.S. Government/High Grade Securities Portfolio as Class B shares and will be subject to 12b-1 fees. The amount of this fee is 0.25%.

(3)      Total  expenses  for  the  following   portfolios  before  waivers  and
         reimbursement by the Merrill Lynch Variable Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

         Special Value Focus                         0.97%

(4) Total expenses for the following portfolios before reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

         Global Dollar Government     1.75%     Technology                1.20%
         High Yield                   1.80%     Total Return              0.95%
         Premier Growth               1.09%     U.S. Government/
         Quasar                       1.30%     High Grade Securities     0.91%
         Real Estate Investment       1.77%     Worldwide Privatization   1.70%

Example


You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                             If you surrender after:

                                                    1 Year        3 Years    5 Years       10 Years
                                                    ------        -------    -------       --------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund                              $76          $111          $150            $245
Capital Focus Fund                                   78           117           160             266
Domestic Money Market Fund                           75           108           145             235
Global Growth Focus Fund                             79           123           169             283
Global Strategy Focus Fund                           76           113           153             251
Global Utility Focus Fund                            76           112           151             247
High Current Income Fund                             74           107           143             232
Quality Equity Fund                                  74           106           141             227
Special Value Focus Fund                             77           116           158             261
Hotchkis and Wiley Variable Trust
International VIP Portfolio                          79           123           170             285
Low Duration VIP Portfolio                           75           109           146             237
Mercury Asset Management Master Trust
U.S. Large Cap Fund                                  82           132           184             314
Alliance Variable Products Series Fund
Global Dollar Government Portfolio                   78           120           165             275
Growth  Portfolio                                    78           118           161             267
Growth and Income Portfolio                          76           114           153             252
High Yield  Portfolio                                78           120           165             275
Premier Growth Portfolio                             80           123           170             286
Quasar Portfolio                                     78           120           165             275
Real Estate Investment Portfolio                     78           120           165             275
Technology Portfolio                                 78           120           165             275
Total Return Portfolio                               78           118           161             268
U.S. Government/High Grade Securities Portfolio      77           115           156             257
Worldwide Privatization Portfolio                    78           120           165             275






                          If you annuitize or you do not surrender after:

                                                              1 Year        3 Years    5 Years       10 Years
                                                              ------        -------    -------       --------

Merrill Lynch Variable Series Fund
Basic Value Focus Fund                                        $22          $66           $114            $245
Capital Focus Fund                                             24           72            124             266
Domestic Money Market Fund                                     21           63            109             235
Global Growth Focus Fund                                       25           78            133             283
Global Strategy Focus Fund                                     22           68            117             251
Global Utility Focus Fund                                      22           67            115             247
High Current Income Fund                                       20           62            107             232
Quality Equity Fund                                            20           61            105             227
Special Value Focus Fund                                       23           71            122             261
Hotchkis and Wiley Variable Trust
International VIP Portfolio                                    25           78            134             285
Low Duration VIP Portfolio                                     21           64            110             237
Mercury Asset Management Master Trust
U.S. Large Cap Fund                                            28           87            148             314
Alliance Variable Products Series Fund
Global Dollar Government Portfolio                             24           75            129             275
Growth  Portfolio                                              24           73            125             267
Growth and Income Portfolio                                    22           69            117             252
High Yield  Portfolio                                          24           75            129             275
Premier Growth Portfolio                                       26           78            134             286
Quasar Portfolio                                               24           75            129             275
Real Estate Investment Portfolio                               24           75            129             275
Technology Portfolio                                           24           75            129             275
Total Return Portfolio                                         24           73            125             268
U.S. Government/High Grade Securities Portfolio                23           70            120             257
Worldwide Privatization Portfolio                              24           75            129             275



The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


===================================================================
                         CONDENSED FINANCIAL INFORMATION
===================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Premium you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312- 0031. You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any withdrawals.

Accumulation Units


The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.


Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature which allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the guaranteed option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.


If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.


The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.


There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.


Asset Rebalancing

Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.


There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios


The Merrill Lynch Variable Series Fund, Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust and the Alliance Variable Products Series Fund are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Merrill Lynch Variable Series Fund, Inc.

Basic Value Focus Fund seeks to attain capital appreciation and, secondarily, income by investing in securities, primarily equities, that management believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.

Capital Focus Fund seeks to achieve its investment objective through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities.

Domestic Money Market Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

Global Growth Focus Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program.

Global Strategy Focus Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

Global Utility Focus Fund seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

High Current Income Fund seeks to obtain as high a level of current income as is consistent with its investment policies and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. It invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as "junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in this portfolio may not be appropriate as the exclusive investment to fund a contract. In an effort to minimize risk, the High Current Income Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect it from widespread defaults during periods of sustained economic downturn.

Quality Equity Fund seeks to attain the highest total investment return consistent with prudent risk by employing a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities.

Special Value Focus Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management believes have special investment value and of emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.

Hotchkis and Wiley Variable Trust

International VIP Portfolio seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

Low Duration VIP Portfolio seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

Mercury Asset Management Master Trust

U.S. Large Cap Fund seeks long-term capital growth. The Fund tries to achieve its goal by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. In selecting securities, the Fund emphasizes those securities that Fund management believes to be undervalued or have good prospects for earnings growth.

Alliance Variable Products Series Fund, Inc.

Global Dollar Government Portfolio seeks a high level of current income by investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuers capacity to pay interest and repay principal.

Growth Portfolio seeks long term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High-Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Premier Growth Portfolio seeks growth of capital by employing aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio seeks total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Technology Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. It invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. government and agency obligations, bonds and senior debt securities.

U.S. Government/High Grade Securities Portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. government securities and other high grade debt securities.

Worldwide Privatization Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing or have undergone privatization.

The balance of the portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Advisor to be beneficiaries of the privatization process.


Fixed Investment Option


The General Account

Premium you allocate to the guaranteed option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.


The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age                           Annual Charge

                  0-59                                    0.07%
                  60+                                     0.20%

Annual Ratchet Plan                                       0.10%

Accidental Death Benefit                                  0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:


Premium Year         1      2     3    4    5     6     7      Thereafter
Surrender Charge    6%     6%     5%  5%   4%    3%     2%         0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a partial surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or


     (2)  up to 10% of premium paid, less the amount of any prior surrender.


You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.


Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.


Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the Merrill Lynch Variable Series Fund, Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust and the Alliance Variable Products Series Fund and are summarized in the fee table.


Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.


To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. For a surrender of your entire Contract Value, you must also send us your contract.


Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your Contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.


If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Owner Before the Annuity Date

If you (or a joint owner) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the Owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you selected both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;


         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or


         (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

         (1)      you select it on the application; and

         (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract
                  Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or


         (3) an amount equal to (a) plus (b) where:

                  (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                         o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                         o   2% per  annum  if  death  occurs  during  the  25th
                             through   48th  month  from  the  date  of  premium
                             payment;

                         o   4% per  annum  if  death  occurs  during  the  49th
                             through   72nd  month  from  the  date  of  premium
                             payment;

                         o   6% per  annum  if  death  occurs  during  the  73rd
                             through   96th  month  from  the  date  of  premium
                             payment;

                         o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;


                         o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and


                  (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

         (1)      you select it on the application;

         (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or guaranteed option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

     (1)  the Contract Value as of the date the death benefit is determined; or

     (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1)  you select it on the Application; and

     (2)  the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death; or

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the Contract is not owned by an individual, the Annuitant shall be treated as the Owner and any change of the named Annuitant will be treated as if the Owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

         (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

         (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

         (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

         (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES
================================================================

Introduction


The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.


Tax Treatment of Distributions -- Non-qualified Contracts


If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:


         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.


Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules


Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.


o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.


Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:


o        Individual Retirement Annuities ("IRAs");

o        Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");


o    Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General


Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.


Individual Retirement Annuities


Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.


Roth IRAs


Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.


Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.


Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.


The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.


For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.


You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


================================================================
                                OTHER INFORMATION
================================================================


American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of premiums will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.


Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the Year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners.


AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on

AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.



There can be no assurance that the funds, like other third parties, will not have unresolved Year 2000 issues that may have a material adverse impact on your contract values as well as our operations. Please refer to the Year 2000 discussion in each fund's prospectus.


Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================


Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 870-1453 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX
================================================================
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                                               1998          1997         1996           1995          1994         1993      1992

MERRILL LYNCH VARIABLE SERIES FUND

BASIC VALUE FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                        10.65          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period           -            N/A           N/A           N/A           N/A          N/A        N/A

DOMESTIC MONEY MARKET FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                        10.43          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period             -          N/A           N/A           N/A           N/A          N/A        N/A

GLOBAL STRATEGY FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                        10.73          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period           -            N/A           N/A           N/A           N/A          N/A        N/A

GLOBAL UTILITY FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                        13.80          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period           -            N/A           N/A           N/A           N/A          N/A        N/A

HIGH CURRENT INCOME FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                         9.45          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period           -            N/A           N/A           N/A           N/A          N/A        N/A

QUALITY EQUITY FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                        11.55          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period           -            N/A           N/A           N/A           N/A          N/A        N/A

SPECIAL VALUE FUND
      Accumulation Unit Value
         Beginning of Period                    N/A          N/A           N/A           N/A           N/A          N/A        N/A
         End of Period                         8.73          N/A           N/A           N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period           -            N/A           N/A           N/A           N/A          N/A        N/A

ALLIANCE VARIABLE PRODUCTS SERIES FUND

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     16.24           14.55         11.81         9.73         10.00        N/A        N/A
      End of Period                           12.54           16.24         14.55        11.81          9.73        N/A        N/A
    Accum Units o/s @ end of period      145,266.04      179,585.93     76,451.58    16,171.63      5,958.18        N/A        N/A

GROWTH PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     22.73           17.73         13.99        10.48         11.13        10.00      10.00
      End of Period                           28.85           22.73         17.73        13.99         10.48        11.13      10.00
    Accum Units o/s @ end of period    1,653,158.58    1,695,515.74  1,541,465.58   777,108.88     56,104.84    35,271.53   2,081.43

GROWTH & INCOME PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     24.11           18.99         15.52        11.57         11.76        10.66      10.00
      End of Period                           28.74           24.11         18.99        15.52         11.57        11.76      10.66
    Accum Units o/s @ end of period    2,005,770.75    1,868,628.86  1,324,216.31   502,667.80    179,245.69    37,573.04   7,731.36

HIGH YIELD PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     10.30           N/A           N/A         N/A           N/A          N/A         N/A
      End of Period                            9.78           10.30         N/A         N/A           N/A          N/A         N/A
    Accum Units o/s @ end of period      161,632.20        4,116.47         N/A         N/A           N/A          N/A         N/A

PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     24.36           18.45         15.25        10.66         10.00        N/A        N/A
      End of Period                           35.54           24.36         18.45        15.25         10.66        N/A        N/A
    Accum Units o/s @ end of period    1,758,411.11    1,441,993.79  1,026,432.81   420,662.68    108,111.20        N/A        N/A

QUASAR PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     12.38           10.58         10.00        N/A           N/A          N/A        N/A
      End of Period                           11.66           12.38         10.58        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      902,341.60      629,523.13    179,808.73        N/A           N/A          N/A        N/A

REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     12.16           N/A          N/A           N/A           N/A          N/A        N/A
      End of Period                            9.71           12.16        N/A           N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      200,970.16      184,436.41        N/A           N/A           N/A          N/A        N/A

TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     11.44           10.90         10.00        N/A           N/A          N/A        N/A
      End of Period                           18.48           11.44         10.90        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      959,429.79    1,033,596.21    431,529.41        N/A           N/A          N/A        N/A

TOTAL RETURN PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     16.14           13.52         11.90         9.75         10.00        N/A        N/A
      End of Period                           18.62           16.14         13.52        11.90          9.75        N/A        N/A
    Accum Units o/s @ end of period      558,929.44      568,896.78    455,709.19   121,094.82      4,871.12        N/A        N/A

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     12.33           11.50         11.38         9.66         10.17        10.00      N/A
      End of Period                           13.16           12.33         11.50        11.38          9.66        10.17      N/A
    Accum Units o/s @ end of period      760,115.22      601,935.75    552,183.99   390,483.21     75,881.31     7,608.84      N/A

WORLDWIDE PRIVATIZATION PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     14.04           12.86         11.01        10.05         10.00       N/A         N/A
      End of Period                           15.35           14.04         12.86        11.01         10.05       N/A         N/A
    Accum Units o/s @ end of period      495,811.65      495,269.51    224,339.58    62,769.30      6,357.69       N/A         N/A


*  Funds were first invested in the portfolios as listed below:

         Merrill Lynch Variable Series Fund
         Basic Value Focus Fund                           July 1, 1993
         Capital Focus Fund                               June 5, 1998
         Domestic Money Market Fund                       February 20, 1992
         Global Growth Focus Fund                         June 5, 1998
         Global Strategy Focus Fund                       February 28, 1992
         Global Utility Focus Fund                        July 1, 1993
         High Current Income Fund                         April 20, 1982
         Quality Equity Fund                              April 20, 1982
         Special Value Focus Fund                         April 20, 1982
         Hotchkis and Wiley Variable Trust
         International VIP Portfolio                      June 10, 1998
         Low Duration VIP Portfolio                       March 18, 1998
         Mercury Asset Management Master Trust
         U.S. Large Cap Fund                              April 30, 1999
         Alliance Variable Products Series Fund
         Global Dollar Government Portfolio               May 2, 1994
         Growth Portfolio                                 September 15, 1994
         Growth and Income Portfolio                      January 14, 1991
         High Yield Portfolio                             October 27, 1997
         Premier Growth Portfolio                         June 26, 1992
         Quasar Portfolio                                 August 5, 1996
         Real Estate  Investment Portfolio                January 9, 1997
         Technology Portfolio                             January 11, 1996
         Total Return Portfolio                           December 28, 1992
         U.S. Government/High Grade Securities Portfolio  September 17, 1992
         Worldwide Privatization Portfolio                September 23, 1994

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


GENERAL INFORMATION
         American  International  Life
           Assurance  Company  of  New  York
         Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                        OVATION VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus which discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   MAY 1, 1999

================================================================
1.       VARIABLE ANNUITY
================================================================

A variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing you with retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This prospectus offers a choice of investment options. You may divide your money among any or all of the 16 variable investment options provided by Alliance Capital Management, L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select, and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================
2.       ANNUITY OPTIONS
================================================================
You can select one of the annuity options listed below:

     (1)  payments for the Annuitant's lifetime;

     (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

     (3)  payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================
3.       PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment of $2,000 and subsequent amounts of $1,000 or more may be added to your contract at any time during the accumulation phase.

================================================================
4.       INVESTMENT OPTIONS
================================================================

You may allocate money to the following variable investment portfolios of Alliance Variable Products Series Fund, Inc.

         Alliance  Variable Products Series Fund
         (managed by Alliance Capital Management L.P.)

          Global  Bond  Portfolio
          Global  Dollar  Government   Portfolio
          Growth Portfolio
          Growth  and   Income   Portfolio
          High   Yield   Portfolio
          International   Portfolio
          Money  Market   Portfolio
          North  American Government  Income Portfolio
          Premier Growth Portfolio
          Quasar Portfolio
          Real Estate  Investment  Portfolio
          Technology  Portfolio
          Total Return Portfolio
          U.S.  Government/High  Grade Securities Portfolio
          Utility Income Portfolio
          Worldwide  Privatization Portfolio

The fixed investment option is our guaranteed account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect one of two dollar cost averaging programs. (The
6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================
5.       EXPENSES
================================================================

Each year, we deduct a $30 contract maintenance fee from your contract. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. These charges, include management fees and other operating expenses and are estimated to range from 0.73% to 1.06%.

If you take money out in excess of the free amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven year period as follows:

Premium Year         1    2     3      4    5     6       7        Thereafter

Surrender Charge     6%   6%    5%     5%   4%    3%       2%      None

Each year, you are allowed to make 12 transfers without charge. After your first 12 free transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" shows the total of the 1.40% insurance charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" refers to portfolio charges for each variable portfolio. The third column is the total of all annual charges.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                      Total       Total                    Examples
                                                     Annual      Annual      Total      Total Expenses    Total Expenses
                                                   Insurance     Portfolio    Annual     at the end of      at the end of
                                                     Charges    Charges*    Charges         1 Year           10 Years
Alliance Variable Products Series Fund
Global Bond Portfolio                                 1.40%       0.93%      2.33%         $78               $273
Global Dollar Government Portfolio                    1.40%       0.95%      2.35%          78                275
Growth Portfolio                                      1.40%       0.87%      2.27%          78                267
Growth & Income Portfolio                             1.40%       0.73%      2.13%          76                252
High Yield Portfolio                                  1.40%       0.95%      2.35%          78                275
International Portfolio                               1.40%       0.95%      2.35%          78                275
Money Market Portfolio                                1.40%       0.68%      2.08%          76                247
North American Government Income Portfolio            1.40%       0.86%      2.26%          78                266
Premier Growth Portfolio                              1.40%       1.06%      2.46%          80                286
Quasar Portfolio                                      1.40%       0.95%      2.35%          78                275
Real Estate Investment Portfolio                      1.40%       0.95%      2.35%          78                275
Technology Portfolio                                  1.40%       0.95%      2.35%          78                275
Total Return Portfolio                                1.40%       0.88%      2.28%          78                268
U.S. Government/High Grade Securities Portfolio       1.40%       0.78%      2.18%          77                257
Utility Income Portfolio                              1.40%       0.95%      2.35%          78                275
Worldwide Privatization Portfolio                     1.40%       0.95%      2.35%          78                275

*  Total  Annual  Portfolio   Charges  for  the  following   portfolios   before
reimbursement by the investment advisers for the period ended December 31, 1998 were as follows:

      Alliance Variable Products Series Fund
         Global Bond Portfolio                                1.17%
         Global Dollar Government Portfolio                   1.75%
         High Yield Portfolio                                 1.80%
         International Portfolio                              1.37%
         North American Government Income Portfolio           1.17%
         Premier Growth Portfolio                             1.09%
         Quasar Portfolio                                     1.30%
         Real Estate Investment Portfolio                     1.77%
         Technology Portfolio                                 1.20%
         Total Return Portfolio                               0.95%
         U.S. Government/High Grade Securities Portfolio      0.91%
         Utility Income Portfolio                             1.35%
         Worldwide Privatization Portfolio                    1.70%

For more detailed information, see "Fee Tables" in the prospectus.

================================================================
6.       TAXES
================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 591/2.

================================================================
7.   ACCESS TO YOUR MONE
================================================================
     You     may
withdraw free of a surrender charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal. If you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. Your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested.

Withdrawals in excess of these limits will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more. You may request a withdrawal in writing. Under the systematic withdrawal program, you must have at least $24,000 in contract value. The minimum withdrawal amount is $200.

After your money has been in the contract for seven full years, there is no surrender charge on that portion of the money that you have invested for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2. Additionally, a surrender charge is not assessed when a death benefit is paid.

================================================================
8.        PERFORMANCE
================================================================

The value of your annuity will fluctuate depending upon the investment performance of the portfolios you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge was reflected, the performance would be lower.
Past performance is no guarantee of future results.

                                           SUMMARY OF PERFORMANCE

                                                   Inception             Since
                                                     Date*             Inception

Alliance Variable Products Series Fund
Global Bond Portfolio                                May-98              6.22%
Global Dollar Government Portfolio                   May-98              4.95%
Growth Portfolio                                     May-98             27.34%
Growth & Income Portfolio                            May-98             17.80%
High Yield Portfolio                                 May-98             -2.15%
International Portfolio                              May-98              6.51%
Money Market Portfolio                               May-98              2.80%
N. A. Government Income Portfolio                    May-98              6.84%
Premier Growth Portfolio                             May-98             22.94%
Quasar Portfolio                                     May-98              6.54%
Real Estate Investment Portfolio                     May-98             -1.46%
Technology Portfolio                                 May-98             22.90%
Total Return Portfolio                               May-98             15.08%
U.S. Government/High Grade Securities Portfolio      May-98              4.71%
Utility Income Portfolio                             May-98             14.68%
Worldwide Privatization Portfolio                    May-98             10.24%

*The portfolios were not available under the contract prior to 1998.

================================================================
9.       DEATH BENEFIT
================================================================

If you should die during the accumulation phase, your beneficiary will receive a death benefit. Unless you choose one or more of the optional death benefits, the traditional death benefit will be paid. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit. Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) an amount equal to (a) plus (b) where:

         (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th Birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

     o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

     o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

     o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

     o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

     o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

     o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Accidental Death Benefit

If you select the accidental death benefit it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

     1.   the Contract Value as of the date the death benefit is determined; or

     2.   $250,000.

================================================================
10.      OTHER INFORMATION
================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive either monthly or quarterly withdrawals during the accumulation phase. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option .

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================
11.       INQUIRIES
================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

         American  International  Life
           Assurance  Company  of  New  York
         c/o Delaware Valley Financial Services
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA  19312-0031
         Telephone Number 1-800-255-8402

                               OVATION PROSPECTUS

                                   MAY 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                      AMERICAN INTERNATINAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has seventeen investment options to which you can allocate your money -- sixteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio
Growth & Income Portfolio
High-Yield  Portfolio
International  Portfolio
Money Market Portfolio
North American  Government
Income Portfolio
Premier Growth Portfolio
Quasar Portfolio
Real Estate  Investment  Portfolio
Technology  Portfolio
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
Utility Income Portfolio
Worldwide Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American Internatinal Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

                           Owner Transaction Expenses

Sales Load...............................................................   None

Surrender Charge (as a percentage of premiums surrendered)
     Premium Year 1......................................................     6%
     Premium Year 2......................................................     6%
     Premium Year 3......................................................     5%
     Premium Year 4......................................................     5%
     Premium Year 5......................................................     4%
     Premium Year 6......................................................     3%
     Premium Year 7......................................................     2%
     Thereafter..........................................................   None

Transfer Fee
     First 12 Per Contract Year..........................................   None
     Thereafter..........................................................    $10

Contract Maintenance Fee (waived if account value is $50,000 or greater). $30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge...................................  1.25%
     Administrative Charge...............................................  0.15%
                                                                           ====
     Total Variable Account Annual Expenses..............................  1.40%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement

                                                        Management            Other            Total
                                                          Fees             Expenses(1)        Expenses


Alliance Variable Products Series Fund(2)
Global Bond Portfolio                                        0.64%           0.29%            0.93%
Global Dollar Government Portfolio                           0.39%           0.56%            0.95%
Growth Portfolio                                             0.75%           0.12%            0.87%
Growth & Income Portfolio                                    0.63%           0.10%            0.73%
High-Yield Portfolio                                         0.44%           0.51%            0.95%
International Portfolio                                      0.58%           0.37%            0.95%
Money Market Portfolio                                       0.50%           0.18%            0.68%
North American Government Income Portfolio                   0.53%           0.33%            0.86%
Premier Growth Portfolio                                     0.97%           0.09%            1.06%
Quasar Portfolio                                             0.73%           0.22%            0.95%
Real Estate Investment Portfolio                             0.08%           0.87%            0.95%
Technology Portfolio                                         0.81%           0.14%            0.95%
Total Return Portfolio                                       0.62%           0.26%            0.88%
U.S. Government/High Grade Securities Portfolio              0.60%           0.18%            0.78%
Utility Income Portfolio                                     0.58%           0.37%            0.95%
Worldwide Privatization Portfolio                            0.25%           0.70%            0.95%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  Global Bond Portfolio                               1.17%
                  Global Dollar Government Portfolio                  1.75%
                  High-Yield Portfolio                                1.80%
                  International Portfolio                             1.37%
                  North American Government Income Portfolio          1.17%
                  Premier Growth Portfolio                            1.09%
                  Quasar Portfolio                                    1.30%
                  Real Estate Investment Portfolio                    1.77%

                  Technology Portfolio                                1.20%
                  Total Return Portfolio                              0.95%
                  U.S. Government High Grade Securities Portfolio     0.91%
                  Utility Income Portfolio                            1.35%
                  Worldwide Privatization Portfolio                   1.70%



Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                      If you surrender after:


                                                               1 Year       3 Years        5 Years      10 Years
                                                               ------       -------        -------      --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                           $78            $120        $164           $273
Global Dollar Government Portfolio                               78             120         165            275
Growth Portfolio                                                 78             118         161            267
Growth & Income Portfolio                                        76             114         153            252
High-Yield Portfolio                                             78             120         165            275
International Portfolio                                          78             120         165            275
Money Market Portfolio                                           76             112         151            247
North American Government Income Portfolio                       78             117         160            266
Premier  Growth  Portfolio                                       80             123         170            286
Quasar Portfolio                                                 78             120         165            275
Real Estate Investment Portfolio                                 78             120         165            275
Technology   Portfolio                                           78             120         165            275
Total Return Portfolio                                           78             118         161            268
U.S. Government/High Grade Securities Portfolio                  77             115         156            257
Utility Income Portfolio                                         78             120         165            275
Worldwide Privatization  Portfolio                               78             120         165            275




                                                                 If you Annuitize or do not surrender after:

                                                                 1 Year         3 Years        5 Years      10 Years
                                                                ------         -------        -------      --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                           $24            $75         $128          $273
Global Dollar Government Portfolio                               24             75          129           275
Growth Portfolio                                                 24             73          125           267
Growth & Income Portfolio                                        22             69          117           252
High-Yield Portfolio                                             24             75          129           275
International Portfolio                                          24             75          129           275
Money Market Portfolio                                           22             67          115           247
North American Government Income Portfolio                       24             72          124           266
Premier  Growth  Portfolio                                       26             78          134           286
Quasar Portfolio                                                 24             75          129           275
Real Estate Investment Portfolio                                 24             75          129           275
Technology Portfolio                                             24             75          129           275
Total Return Portfolio                                           24             73          125           268
U.S. Government/High Grade Securities Portfolio                  23             70          120           257
Utility Income Portfolio                                         24             75          129           275
Worldwide Privatization  Portfolio                               24             75          129           275

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Premium you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312- 0031. You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature which allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the guaranteed option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The Fund prospectus is attached to this prospectus and contains detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share, although it expects to do so.

North American Government Income Portfolio seeks the highest level of current income, consistent with what the adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces but excluding the States of the United States), agencies, instrumentalities or authorities. The portfolio seeks high current yields by investing in government securities denominated in local currency and U.S. Dollars. Normally, the portfolio expects to maintain at least 25% of its assets in securities denominated in the U.S. Dollar.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Technology  Portfolio  seeks growth of capital  through  investment in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and agency obligations, bonds and senior debt securities.

U.S. Government/High Grade Securities Portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S.
Government Securities and other high grade debt securities.

Utility Income Portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

Worldwide Privatization Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Advisor to be beneficiaries of the privatization process.

Fixed Investment Option

The General Account

Premium you allocate to the guaranteed option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age       Annual Charge

                  0-59                0.07%
                  60+                 0.20%

Annual Ratchet Plan                   0.10%

Accidental Death Benefit              0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:


Premium Year            1    2    3      4      5      6     7      Thereafter
Surrender Charge        6%   6%    5%    5%     4%     3%    2%         0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a partial surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. For a surrender of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your Contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Owner Before the Annuity Date

If you (or a joint owner) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the Owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you selected both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

         (1)      you select it on the application; and

         (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract
                  Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) an amount equal to (a) plus (b) where:

                  (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                         o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                         o   2% per  annum  if  death  occurs  during  the  25th
                             through   48th  month  from  the  date  of  premium
                             payment;

                         o   4% per  annum  if  death  occurs  during  the  49th
                             through   72nd  month  from  the  date  of  premium
                             payment;

                         o   6% per  annum  if  death  occurs  during  the  73rd
                             through   96th  month  from  the  date  of  premium
                             payment;

                         o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                         o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

                  (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

         (1)      you select it on the application;

         (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or guaranteed option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

     (1)  the Contract Value as of the date the death benefit is determined; or

     (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1)  you select it on the Application; and

     (2)  the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death; or

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the Contract is not owned by an individual, the Annuitant shall be treated as the Owner and any change of the named Annuitant will be treated as if the Owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

         (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

         (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

         (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

         (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES
================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o    Individual Retirement Annuities ("IRAs");

o    Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o    Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION
================================================================

American Internatinal Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of premiums will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the Year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners.

AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.

There can be no assurance that the funds, like other third parties, will not have unresolved Year 2000 issues that may have a material adverse impact on your contract values as well as our operations. Please refer to the Year 2000 discussion in each fund's prospectus.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================

Consolidated balance sheets of American Internatinal Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American Internatinal Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX
================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                                               1998          1997         1996           1995          1994         1993      1992



GLOBAL BOND
    Accumulation Unit Value
      Beginning of Period                     12.73           12.82         12.24         9.94         10.61        10.00      N/A
      End of Period                           14.32           12.73         12.82        12.24          9.94        10.61      N/A
    Accum Units o/s @ end of period      170,885.41      161,242.31    145,722.74    76,604.28     27,806.30     5,589.55      N/A

GLOBAL DOLLAR GOVERNMENT
    Accumulation Unit Value
      Beginning of Period                     16.24           14.55         11.81         9.73         10.00        N/A        N/A
      End of Period                           12.54           16.24         14.55        11.81          9.73        N/A        N/A
    Accum Units o/s @ end of period      145,266.04      179,585.93     76,451.58    16,171.63      5,958.18        N/A        N/A

GROWTH
    Accumulation Unit Value
      Beginning of Period                     22.73           17.73         13.99        10.48         11.13        10.00      10.00
      End of Period                           28.85           22.73         17.73        13.99         10.48        11.13      10.00
    Accum Units o/s @ end of period    1,653,158.58    1,695,515.74  1,541,465.58   777,108.88     56,104.84    35,271.53   2,081.43

GROWTH & INCOME
    Accumulation Unit Value
      Beginning of Period                     24.11           18.99         15.52        11.57         11.76        10.66      10.00
      End of Period                           28.74           24.11         18.99        15.52         11.57        11.76      10.66
    Accum Units o/s @ end of period    2,005,770.75    1,868,628.86  1,324,216.31   502,667.80    179,245.69    37,573.04   7,731.36

HIGH YIELD
    Accumulation Unit Value
      Beginning of Period                     10.30           N/A           N/A         N/A           N/A          N/A         N/A
      End of Period                            9.78           10.30         N/A         N/A           N/A          N/A         N/A
    Accum Units o/s @ end of period      161,632.20        4,116.47         N/A         N/A           N/A          N/A         N/A

INTERNATIONAL
    Accumulation Unit Value
      Beginning of Period                     13.17           12.92         12.22        11.27         10.69        10.00      N/A
      End of Period                           14.68           13.17         12.92        12.22         11.27        10.69      N/A
    Accum Units o/s @ end of period      658,768.46      612,030.95    525,023.12   228,254.81    122,616.95    22,441.08      N/A

MONEY MARKET
    Accumulation Unit Value
      Beginning of Period                     11.39           10.99         10.64        10.27         10.07        10.00      N/A
      End of Period                           11.79           11.39         10.99        10.64         10.27        10.07      N/A
    Accum Units o/s @ end of period    1,165,714.86      919,968.32    890,464.95   551,555.84    206,034.73     1,590.74      N/A

NORTH AMERICAN GOVERNMENT INCOME
    Accumulation Unit Value
      Beginning of Period                     13.35           12.35         10.55         8.71         10.00        N/A        N/A
      End of Period                           13.70           13.35         12.35        10.55          8.71        N/A        N/A
    Accum Units o/s @ end of period      506,676.27      469,970.73    279,368.63    95,031.46     89,164.68        N/A        N/A

PREMIER GROWTH
    Accumulation Unit Value
      Beginning of Period                     24.36           18.45         15.25        10.66         10.00        N/A        N/A
      End of Period                           35.54           24.36         18.45        15.25         10.66        N/A        N/A
    Accum Units o/s @ end of period    1,758,411.11    1,441,993.79  1,026,432.81   420,662.68    108,111.20        N/A        N/A

QUASAR
    Accumulation Unit Value
      Beginning of Period                     12.38           10.58         10.00        N/A           N/A          N/A        N/A
      End of Period                           11.66           12.38         10.58        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      902,341.60      629,523.13    179,808.73        N/A           N/A          N/A        N/A

REAL ESTATE INVESTMENT
    Accumulation Unit Value
      Beginning of Period                     12.16           N/A          N/A           N/A           N/A          N/A        N/A
      End of Period                            9.71           12.16        N/A           N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      200,970.16      184,436.41        N/A           N/A           N/A          N/A        N/A

TECHNOLOGY
    Accumulation Unit Value
      Beginning of Period                     11.44           10.90         10.00        N/A           N/A          N/A        N/A
      End of Period                           18.48           11.44         10.90        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      959,429.79    1,033,596.21    431,529.41        N/A           N/A          N/A        N/A

TOTAL RETURN
    Accumulation Unit Value
      Beginning of Period                     16.14           13.52         11.90         9.75         10.00        N/A        N/A
      End of Period                           18.62           16.14         13.52        11.90          9.75        N/A        N/A
    Accum Units o/s @ end of period      558,929.44      568,896.78    455,709.19   121,094.82      4,871.12        N/A        N/A

U.S. GOVERNMENT/HIGH GRADE SECURITIES
    Accumulation Unit Value
      Beginning of Period                     12.33           11.50         11.38         9.66         10.17        10.00      N/A
      End of Period                           13.16           12.33         11.50        11.38          9.66        10.17      N/A
    Accum Units o/s @ end of period      760,115.22      601,935.75    552,183.99   390,483.21     75,881.31     7,608.84      N/A

UTILITY INCOME
    Accumulation Unit Value
      Beginning of Period                     15.35           12.38         11.64         9.71         10.00       N/A         N/A
      End of Period                           18.75           15.35         12.38        11.64          9.71       N/A         N/A
    Accum Units o/s @ end of period      356,279.99      341,317.44    305,608.09   103,042.86     13,690.19       N/A         N/A

WORLDWIDE PRIVATIZATION
    Accumulation Unit Value
      Beginning of Period                     14.04           12.86         11.01        10.05         10.00       N/A         N/A
      End of Period                           15.35           14.04         12.86        11.01         10.05       N/A         N/A
    Accum Units o/s @ end of period      495,811.65      495,269.51    224,339.58    62,769.30      6,357.69       N/A         N/A






*Funds were first invested in the Portfolios as listed below:

Global Bond Portfolio                           July 15, 1991
Global Dollar Government Portfolio              May 2, 1994
Growth Portfolio                                September 15, 1994
Growth and Income Portfolio                     January 14, 1991
High-Yield Portfolio                            October 27, 1997
International Portfolio                         December 28, 1992
Money Market Portfolio                          December 4, 1992
North American Government Income Portfolio      May 3, 1994
Premier Growth Portfolio                        June 26, 1992
Quasar Portfolio                                August 5, 1996
Real Estate Investment Portfolio                January 9, 1997
Technology Portfolio                            January 11, 1996
Total Return Portfolio                          December 28, 1992
U.S. Government/High Grade Securities Portfolio September 17, 1992
Utility Income Portfolio                        May 10, 1994
Worldwide Privatization Portfolio               September 23, 1994

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


GENERAL INFORMATION
         AIG Life Insurance Company
         Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                        PROFILE VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus which discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   MAY 1, 1999

================================================================
1.       VARIABLE ANNUITY
================================================================

A variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing you with retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This prospectus offers a choice of investment options. You may divide your money among any or all of the 18 variable investment options provided by A I M Advisors Inc., Alliance Capital Management, L.P., The Dreyfus Corporation, Mellon Equity Associates, Fidelity Management and Research Company and Van Eck Associates Corporation and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select, and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================
2.       ANNUITY OPTIONS
================================================================
You can select one of the annuity options listed below:

     (1)  payments for the Annuitant's lifetime;

     (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

     (3)  payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================
3.       PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment of $2,000 and subsequent amounts of $1,000 or more may be added to your contract at any time during the accumulation phase.

================================================================
4.       INVESTMENT OPTIONS
================================================================

You may allocate money to the following variable investment portfolios of AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

         AIM Variable Insurance Funds, Inc.
         (managed by A I M Advisors, Inc.)

         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund

         Alliance Variable Products Series Fund
         (managed by Alliance Capital Management L.P.)

         Global Bond Portfolio
         Growth Portfolio
         Growth and Income Portfolio
         Premier Growth Portfolio
         Quasar Portfolio
         Technology Portfolio

         Dreyfus Variable Investment Fund
         (managed by The Dreyfus Corporation)

         Small Company Stock Portfolio

         Dreyfus Stock Index Fund
         (managed by The Dreyfus Corporation and Mellon Equity Associates)

         Fidelity Variable Insurance Products Fund
         (managed by Fidelity Management & Research Company)

         VIP Growth Portfolio
         VIP High Income Portfolio
         VIP Money Market Portfolio

         Fidelity Variable Insurance Products Fund II
         (managed by Fidelity Management & Research Company)

         VIP II Asset Manager Portfolio
         VIP II Contrafund Portfolio
         VIP II Investment Grade Bond Portfolio

         Van Eck Worldwide Insurance Trust
         (managed by Van Eck Associates Corporation)

         Worldwide Emerging Markets Fund
         Worldwide Hard Assets Fund

The fixed investment option is our guaranteed account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect one of two dollar cost averaging programs. (The
6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)


================================================================
5.       EXPENSES
================================================================

Each year, we deduct a $30 contract maintenance fee from your contract. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. These charges, include management fees and other operating expenses and are estimated to range from 0.63% to 1.50%.

If you take money out in excess of the free amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven year period as follows:

Premium Year          1    2    3     4    5     6       7        Thereafter

Surrender Charge      6%   6%   5%    5%   4%    3%       2%      None

Each year, you are allowed to make 12 transfers without charge. After your first 12 free transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" shows the total of the 1.40% insurance charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" refers to portfolio charges for each variable portfolio. The third column is the total of all annual charges.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.



                                                          Total        Total                    Examples
                                                          Annual      Annual      Total     Total Expenses     Total Expenses
                                                        Insurance    Portfolio    Annual      at the end of      at the end of
                                                         Charges     Charges*    Charges        1 Year           10 Years
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                        1.40%       0.67%      2.07%           $76               $246
AIM V.I. International Equity Fund                        1.40%       0.91%      2.31%            78                271
Alliance Variable Products Series Fund
Global Bond Portfolio                                     1.40%       0.93%      2.33%            78                273
Growth Portfolio                                          1.40%       0.87%      2.27%            78                267
Growth and Income Portfolio                               1.40%       0.73%      2.13%            76                252
Premier Growth Portfolio                                  1.40%       1.06%      2.46%            80                286
Quasar Portfolio                                          1.40%       0.95%      2.35%            78                275
Technology Portfolio                                      1.40%       0.95%      2.35%            78                275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                             1.40%       0.98%      2.38%            79                278
Dreyfus Stock Index Fund                                  1.40%       0.26%      1.66%            71                203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                      1.40%       0.66%      2.08%            76                247
VIP High Income Portfolio                                 1.40%       0.70%      2.10%            76                249
VIP Money Market Portfolio                                1.40%       0.30%      1.70%            72                207
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                            1.40%       0.63%      2.03%            75                242
VIP II Contrafund Portfolio                               1.40%       0.66%      2.06%            76                245
VIP II Investment Grade Bond Portfolio                    1.40%       0.57%      1.97%            75                236
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                           1.40%       1.50%      2.90%            84                328
Worldwide Hard Assets Fund                                1.40%       1.16%      2.56%            81                295

*  Total  Annual  Portfolio   Charges  for  the  following   portfolios   before
reimbursement by the investment advisers for the period ended December 31, 1998 were as follows:

                  Alliance Variable Products Series Fund
                           Global Bond Portfolio                       1.17%
                           Premier Growth Portfolio                    1.09%
                           Quasar Portfolio                            1.30%
                           Technology Portfolio                        1.20%
                  Fidelity Variable Insurance Products Fund II
                           VIP II Asset Manager Portfolio              0.64%
                           VIP II Contrafund Portfolio                 0.70%
                  Van Eck Worldwide Insurance Trust
                           Worldwide Emerging Markets Fund             1.61%
                           Worldwide Hard Assets Fund                  1.20%

For more detailed information, see "Fee Tables" in the prospectus.

================================================================
6.       TAXES
================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 591/2.

================================================================
7.       ACCESS TO YOUR MONEY
================================================================

You may withdraw free of a surrender charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal. If you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. Your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested.

Withdrawals in excess of these limits will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more. You may request a withdrawal in writing. Under the systematic withdrawal program, you must have at least $24,000 in contract value. The minimum withdrawal amount is $200.

After your money has been in the contract for seven full years, there is no surrender charge on that portion of the money that you have invested for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2. Additionally, a surrender charge is not assessed when a death benefit is paid.

================================================================
8.        PERFORMANCE
================================================================

The value of your annuity will fluctuate depending upon the investment performance of the subaccounts you choose.

The following chart shows total returns for each subaccount for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge was reflected, the performance would be lower. Past performance is no guarantee of future results.

                             SUMMARY OF PERFORMANCE


                                               Inception       Since
                                                 Date*        Inception

AIM Variable Insurance Funds
V.I. Capital Appreciation Fund                  May-98       17.01%
V.I. International Equity Fund                  May-98       11.68%
Alliance Variable Products Series Fund
Global Bond Portfolio                           May-98        6.22%
Growth Portfolio                                May-98       27.96%
Growth & Income Portfolio                       May-98       17.80%
Premier Growth Portfolio                        May-98       17.40%
Quasar Portfolio                                May-98        5.42%
Technology Portfolio                            May-98       22.92%
Dreyfus Variable Investment Fund
VIF Small Co. Stock Portfolio                   May-98        7.04%
Dreyfus Stock Index Fund                        May-98       15.34%
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                            May-98       15.65%
VIP High Income Portfolio                       May-98        9.48%
VIP Money Market Portfolio                      May-98        5.55%
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                  May-98       11.41%
VIP II Contrafund Portfolio                     May-98       25.53%
VIP II Investment Grade Bond Portfolio          May-98        6.83%
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                 May-98       -11.21%
Worldwide Hard Assets Fund                      May-98        0.68%

*The portfolios were not available under the contract prior to 1998.

================================================================
9.       DEATH BENEFIT
 ================================================================

If you should die during the accumulation phase, your beneficiary will receive a death benefit. Unless you choose one or more of the optional death benefits, the traditional death benefit will be paid. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit. Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) an amount equal to (a) plus (b) where:

         (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th Birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

(b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Accidental Death Benefit

If you select the accidental death benefit it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

1.   the Contract Value as of the date the death benefit is determined; or

2.   $250,000.

================================================================
10.      OTHER INFORMATION
================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive either monthly or quarterly withdrawals during the accumulation phase. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option .

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================
11.       INQUIRIES
================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

         American  International  Life
          Assurance  Company  of  New  York
         c/o Delaware Valley Financial Services
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA  19312-0031
         Telephone Number 1-800-255-8402

                               PROFILE PROSPECTUS

                                   MAY 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has nineteen investment options to which you can allocate your money -- eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest. The variable investment options are portfolios of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

         AIM Variable Insurance Funds, Inc.
         (managed by A I M Advisors, Inc.)
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund

         Alliance Variable Products Series Fund, Inc.
         (managed by Alliance Capital Management, L.P.)
         Global Bond Portfolio
         Growth Portfolio
         Growth and Income Portfolio
         Premier Growth Portfolio
         Quasar Portfolio
         Technology Portfolio

         Dreyfus Variable Investment Fund
         (managed by The Dreyfus Corporation)
         Small Company Stock Portfolio

         Dreyfus Stock Index Fund
         (managed by The Dreyfus Corporation and Mellon Equity Associates)

         Fidelity Variable Insurance Products Fund
         (managed by Fidelity Management & Research Company)
         VIP Growth Portfolio
         VIP High Income Portfolio
         VIP Money Market Portfolio

         Fidelity Variable Insurance Products Fund II
         (managed by Fidelity Management & Research Company)
         VIP II Asset Manager Portfolio
         VIP II Contrafund Portfolio
         VIP II Investment Grade Bond Portfolio

         Van Eck Worldwide Insurance Trust
         (managed by Van Eck Associates Corporation)
         Worldwide Emerging Markets Fund
         Worldwide Hard Assets Fund


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

                           Owner Transaction Expenses

Sales Load..............................................................  None

Surrender Charge (as a percentage of premiums surrendered)
     Premium Year 1.....................................................    6%
     Premium Year 2.....................................................    6%
     Premium Year 3.....................................................    5%
     Premium Year 4.....................................................    5%
     Premium Year 5.....................................................    4%
     Premium Year 6.....................................................    3%
     Premium Year 7.....................................................    2%
     Thereafter.........................................................  None

Transfer Fee
     First 12 Per Contract Year.........................................  None
     Thereafter.........................................................   $10

Contract Maintenance Fee (waived if account value is $50,000 or greater)$30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.................................. 1.25%
     Administrative Charge.............................................. 0.15%
                                                                         =====
     Total Variable Account Annual Expenses............................. 1.40%


                            Annual Portfolio Expenses
                           After Waivers/Reimbursement

                                                      Management      Other      12b-1      Total
                                                        Fees       Expenses(1)  Fees(2)    Expenses

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                       0.62%        0.05%         0.0%       0.67%
AIM V.I. International Equity Fund                       0.75%        0.16%         0.0%       0.91%
Alliance Variable Products Series Fund(3)
Global Bond Portfolio                                    0.64%        0.29%         0.0%       0.93%
Growth Portfolio                                         0.75%        0.12%         (2)        0.87%
Growth and Income Portfolio                              0.63%        0.10%         (2)        0.73%
Premier Growth Portfolio                                 0.97%        0.09%         0.0%       1.06%
Quasar Portfolio                                         0.73%        0.22%         0.0%       0.95%
Technology Portfolio                                     0.81%        0.14%         0.0%       0.95%
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                            0.75%        0.23%         0.0%       0.98%
Dreyfus Stock Index Fund                                 0.25%        0.01%         0.0%       0.26%
Fidelity Variable Insurance Products Fund(4)
VIP Growth Portfolio                                     0.59%        0.07%         0.0%       0.66%
VIP High Income Portfolio                                0.58%        0.12%         0.0%       0.70%
VIP Money Market Portfolio                               0.20%        0.10%         0.0%       0.30%
Fidelity Variable Insurance Products Fund II(5)
VIP II Asset Manager Portfolio                           0.54%        0.09%         0.0%       0.63%
VIP II Contrafund Portfolio                              0.59%        0.07%         0.0%       0.66%
VIP II Investment Grade Bond Portfolio                   0.43%        0.14%         0.0%       0.57%
Van Eck Worldwide Insurance Trust(6)
Worldwide Emerging Markets Fund                          0.89%        0.61%         0.0%       1.50%
Worldwide Hard Assets Fund                               1.00%        0.16%         0.0%       1.16%


(1) Other expenses are based on the expenses outlined in the prospectuses for the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

(2) Expenses shown are for the year ended December 31, 1998. No 12b-1 fees were charged. Effective May 1, 1999, Alliance Variable Products Series Fund will offer the Growth Portfolio and Growth and Income Portfolio as Class B shares and will be subject to 12b- 1 fees. The amount of this fee is 0.25%.

(3) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  Global Bond Portfolio                                1.17%
                  Premier Growth Portfolio                             1.09%
                  Quasar Portfolio                                     1.30%
                  Technology Portfolio                                 1.20%

(4) Total expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  VIP Growth Portfolio                                 0.68%

(5) Total expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund II's investment adviser for the period ended December 31, 1998, were as follows:

                  VIP II Asset Manager Portfolio                       0.64%
                  VIP II Contrafund Portfolio                          0 .70%

(6) Total expenses for the following portfolios before reimbursement by Van Eck Worldwide Insurance Trust's investment adviser for the period ended December 31, 1998, were as follows:

                  Worldwide Emerging Markets Fund                      1.61%
                  Worldwide Hard Assets Fund                           1.20%

Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                     If you surrender after:

                                                               1 Year        3 Years      5 Years       10 Years
                                                               ------        -------      -------       --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                             $76             $112        $150          $246
AIM V.I. International Equity Fund                              78              119         163           271
Alliance Variable Products Series Fund
Global Bond Portfolio                                           78              120         164           273
Growth Portfolio                                                78              118         161           267
Growth and Income Portfolio                                     76              114         153           252
Premier Growth Portfolio                                        80              123         170           286
Quasar Portfolio                                                78              120         165           275
Technology Portfolio                                            78              120         165           275
Dreyfus Variable Insurance Products Fund
Small Company Stock Portfolio                                   79              121         166           278
Dreyfus Stock Index Fund                                        71               99         129           203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                            76              112         151           247
VIP High Income Portfolio                                       76              113         152           249
VIP Money Market Portfolio                                      72              100         131           207
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                                  75              110         148           242
VIP II Contrafund Portfolio                                     76              111         150           245
VIP II Investment Grade Bond Portfolio                          75              109          145          236
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                 84              137         192           328
Worldwide Hard Assets Fund                                      81              126         175           295


                                                             If you annuitize or you do not surrender after:

                                                             1 Year          3 Years     5 Years    10 Years
                                                             ------          -------     -------    --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                             $22             $67         $114          $246
AIM V.I. International Equity Fund                              24              74          127           271
Alliance Variable Products Series Fund
Global Bond Portfolio                                           24              75          128           273
Growth Portfolio                                                24              73          125           267
Growth and Income Portfolio                                     22              69          117           252
Premier Growth Portfolio                                        26              78          134           286
Quasar Portfolio                                                24              75          129           275
Technology Portfolio                                            24              75          129           275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                   25              76          130           278
Dreyfus Stock Index Fund                                        17              54            93          203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                            22              67          115           247
VIP High Income Portfolio                                       22              68          116           249
VIP Money Market Portfolio                                      18              55            95          207
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                                  21              65          112           242
VIP II Contrafund Portfolio                                     22              66          114           245
VIP II Investment Grade Bond Portfolio                          21              64          109           236
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                 30              92          156           328
Worldwide Hard Assets Fund                                      27              81          139           295


The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===================================================================
                         CONDENSED FINANCIAL INFORMATION
===================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Premium you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312- 0031. You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature which allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the guaranteed option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust Funds are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium-and smaller-sized growth companies.

AIM V.I. International Equity Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Growth Portfolio seeks long term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objectives, the Premier Growth Portfolio will employ aggressive investment policies. Since investment will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Technology Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. This portfolio invests principally in diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Dreyfus Variable Investment Fund

Small Company Stock Portfolio seeks investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by Russell 2500 TM Index. The portfolio invests primarily in the equity securities of the small to medium-sized domestic issuers that are considered by the Dreyfus Corporation to offer above-average growth potential.

Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund attempts to be fully invested at all times in the stocks that comprise the index, and stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. Dreyfus has engaged its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager.

Fidelity Variable Insurance Products Fund (VIP)

VIP Growth Portfolio seeks capital appreciation through investments primarily in common stock.

VIP High Income Portfolio seeks high current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower- quality debt securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the Fidelity Fund's attached prospectus. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR.

Fidelity Variable Insurance Products Fund II (VIP II)

VIP II Asset Manager Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term money market instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc.
and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund Portfolio seeks capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide  Emerging  Markets  Fund  seeks  long-term  capital   appreciation  by
investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard Asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Fixed Investment Option

The General Account

Premium you allocate to the guaranteed option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age                   Annual Charge

                  0-59                            0.07%
                  60+                             0.20%

Annual Ratchet Plan                               0.10%

Accidental Death Benefit                          0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:


Premium Year           1     2       3     4      5       6      7   Thereafter
Surrender Charge      6%     6%      5%    5%     4%      3%     2%      0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a partial surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. For a surrender of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your Contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Owner Before the Annuity Date

If you (or a joint owner) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the Owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you selected both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

         (1)      you select it on the application; and

         (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract
                  Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) an amount equal to (a) plus (b) where:

                  (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                         o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                         o   2% per  annum  if  death  occurs  during  the  25th
                             through   48th  month  from  the  date  of  premium
                             payment;

                         o   4% per  annum  if  death  occurs  during  the  49th
                             through   72nd  month  from  the  date  of  premium
                             payment;

                         o   6% per  annum  if  death  occurs  during  the  73rd
                             through   96th  month  from  the  date  of  premium
                             payment;

                         o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                         o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

                  (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

         (1)      you select it on the application;

         (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or guaranteed option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

     (1)  the Contract Value as of the date the death benefit is determined; or

     (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1)  you select it on the Application; and

     (2)  the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death; or

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the Contract is not owned by an individual, the Annuitant shall be treated as the Owner and any change of the named Annuitant will be treated as if the Owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

         (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

         (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

         (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

         (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES
================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o    Individual Retirement Annuities ("IRAs");

o    Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o    Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION
================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of premiums will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the Year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners.

AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.

There can be no assurance that the funds, like other third parties, will not have unresolved Year 2000 issues that may have a material adverse impact on your contract values as well as our operations. Please refer to the Year 2000 discussion in each fund's prospectus.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX
================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                                                    1998           1997            1996
                                                 ----------     ----------       --------
AIM V.I. CAPITAL APPRECIATION FUND
   Accumulation Unit Value
     Beginning of Period                              9.61          N/A               N/A
     End of Period                                   11.31          9.61              N/A
   Accum Units o/s @ end of period               21,744.22          N/A               N/A

AIM V.I. INTERNATIONAL EQUITY FUND
   Accumulation Unit Value
     Beginning of Period                             10.10          N/A               N/A
     End of Period                                   11.51         10.10              N/A
   Accum Units o/s @ end of period               15,407.97          N/A               N/A

ALLIANCE GLOBAL BOND
   Accumulation Unit Value
     Beginning of Period                              9.86          N/A               N/A
     End of Period                                   11.10          9.86              N/A
   Accum Units o/s @ end of period               12,105.71          N/A               N/A

ALLIANCE GROWTH
   Accumulation Unit Value
        Beginning of Period                          14.51         11.32             10.00
        End of Period                                18.42         14.51             11.32
   Accum Units o/s @ end of period              119,280.85     90,206.81         13,718.81

ALLIANCE GROWTH & INCOME
   Accumulation Unit Value
        Beginning of  Period                         15.24         12.00             10.00
        End of Period                                18.17         15.64             12.00
   Accum Units o/s @ end of period              140,206.30     89,076.46         20,637.99

ALLIANCE PREMIUM GROWTH
   Accumulation Unit Value
     Beginning of Period                             10.48          N/A               N/A
     End of Period                                   15.29         10.48              N/A
   Accum Units o/s @ end of period               43,782.56          N/A               N/A

ALLIANCE QUASAR
   Accumulation Unit Value
        Beginning of Period                          12.05         10.31             10.00
        End of Period                                11.35         12.05             10.31
   Accum Units o/s @ end of period               31,501.86     37,619.77            674.25

ALLIANCE TECHNOLOGY
   Accumulation Unit Value
        Beginning of Period                          10.29          9.80             10.00
        End of Period                                16.62         10.29              9.80
   Accum Units o/s @ end of  period              56,611.98     41,252.11          3,209.81

DREYFUS SMALL COMPANY STOCK
   Accumulation Unit Value
     Beginning of Period                             10.55          N/A               N/A
     End of Period                                    9.79         10.55              N/A
   Accum Units o/s @ end of period               13,506.34      2,092.78              N/A

DREYFUS STOCK INDEX
   Accumulation Unit Value
        Beginning of Period                          14.70         11.21             10.00
        End of Period                                18.58         14.70             11.21
   Accum Units o/s @ end of period              135,697.21     75,214.94         17,836.33

FIDELITY GROWTH
   Accumulation Unit Value
        Beginning of Period                          12.26         10.07             10.00
        End of Period                                16.86         12.26             10.07
   Accum Units o/s @ end of period              171,928.72    114,594.66         23,774.76

FIDELITY HIGH INCOME
   Accumulation Unit Value
        Beginning of Period                          12.38         10.67             10.00
        End of Period                                11.68         12.38             10.67
   Accum Units o/s @ end of  period              44,527.13     28,042.38          8,506.22

FIDELITY MONEY MARKET
   Accumulation Unit Value
        Beginning of Period                          10.66         10.25             10.00
        End of Period                                11.08         10.66             10.25
   Accum Units o/s @ end of period              131,091.20     76,784.02        113,781.59

FIDELITY ASSET MANAGER
   Accumulation Unit Value
        Beginning of  Period                         12.93         10.87             10.00
        End of Period                                14.67         12.93             10.87
   Accum Units o/s @ end of period               72,463.00     49,297.42          8,370.63

FIDELITY CONTRAFUND
   Accumulation Unit Value
     Beginning of Period                             10.15          N/A               N/A
     End of Period                                   13.02         10.15              N/A
   Accum Units o/s @ end of period                17896.79          N/A               N/A

FIDELITY INV. GRADE BOND
   Accumulation Unit Value
        Beginning of Period                          11.27         10.48             10.00
        End of Period                                12.09         11.27             10.48
   Accum Units o/s @ end of period               51,222.19     18,202.66          2,615.29

VAN ECK WORLDWIDE EMERGING MARKETS
   Accumulation Unit Value
     Beginning of Period                              9.28          N/A               N/A
     End of Period                                    6.03          9.28              N/A
   Accum Units o/s @ end of period                       -          N/A               N/A

VAN ECK WORLDWIDE HARD ASSETS
   Accumulation Unit Value
        Beginning of Period                          10.45         10.78             10.00
        End of Period                                 7.12         10.45             10.78
   Accum Units o/s @ end of period                2,959.21      9,786.43          4,646.11


*  Funds were first invested in the portfolios as listed below:

         AIM Variable Insurance Funds
         AIM V.I. Capital Appreciation Fund                May 5, 1993
         AIM V.I. International Equity Fund                May 2, 1993
         Alliance Variable Products Series Fund
         Global Bond Portfolio                             July 15, 1991
         Growth Portfolio                                  September 15, 1994
         Growth and Income Portfolio                       January 14, 1991
         Premier Growth Portfolio                          June 26, 1992
         Quasar Portfolio                                  August 5, 1996
         Technology Portfolio                              January 11, 1996
         Dreyfus Variable Investment Fund
         Small Company Stock Portfolio                     May 1, 1996
         Dreyfus Stock Index Fund                          September 29, 1989
         Fidelity Variable Insurance Products Fund
         VIP Growth Portfolio                              October 9, 1986
         VIP High Income Portfolio                         September 19, 1985
         VIP Money Market Portfolio                        April 1, 1982
         Fidelity Variable Insurance Products Fund II
         VIP II Asset Manager Portfolio                    September 6, 1989
         VIP II Contrafund Portfolio                       January 3, 1995
         VIP II Investment Grade Bond Portfolio            December 5, 1988
         Van Eck Worldwide Insurance Trust
         Worldwide Emerging Markets Fund                   December 21, 1995
         Worldwide Hard Assets Fund                        September 1, 1989

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                        PARADIGM VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus which discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   MAY 1, 1999

================================================================
1.       VARIABLE ANNUITY
================================================================

A variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing you with retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This prospectus offers a choice of investment options. You may divide your money among any or all of the 18 variable investment options provided by Mitchell Hutchins and Alliance Capital Management, L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select, and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================
2.       ANNUITY OPTIONS
================================================================
You can select one of the annuity options listed below:

     (1)  payments for the Annuitant's lifetime;

     (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

     (3)  payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================
3.       PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment of $2,000 and subsequent amounts of $1,000 or more may be added to your contract at any time during the accumulation phase.

================================================================
4.       INVESTMENT OPTIONS
================================================================

You may allocate money to the following variable investment portfolios of Mitchell Hutchins Series Trust or Alliance Variable Products Series Fund, Inc.

         Mitchell Hutchins Series Trust
         (managed by Mitchell Hutchins Asset Management Inc.)

         Balanced Portfolio
         Global Income Portfolio
         Growth Portfolio
         Growth and Income Portfolio
         High Income Portfolio
         Small Cap Portfolio
         Strategic Income Portfolio
         Tactical Allocation Portfolio

         Alliance Variable Products Series Fund
         (managed by Alliance Capital Management L.P.)

         Growth Portfolio
         Growth and Income Portfolio
         International Portfolio
         Money Market Portfolio
         Premier Growth Portfolio
         Quasar Portfolio
         Real Estate  Investment Portfolio
         Technology Portfolio
         U.S.  Government/High  Grade Securities Portfolio
         Worldwide  Privatization Portfolio

The fixed investment option is our guaranteed account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect one of two dollar cost averaging programs. (The
6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================
5.       EXPENSES
================================================================

Each year, we deduct a $30 contract maintenance fee from your contract. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. These charges, include management fees and other operating expenses and are estimated to range from 0.68% to 1.68%.

If you take money out in excess of the free amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven year period as follows:

Premium Year         1    2    3     4     5        6       7        Thereafter

Surrender Charge     6%   6%   5%    5%    4%       3%       2%      None

Each year, you are allowed to make 12 transfers without charge. After your first 12 free transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" shows the total of the 1.40% insurance charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" refers to portfolio charges for each variable portfolio. The third column is the total of all annual charges.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                             Total       Total                    Examples
                                                           Annual      Annual      Total      Total Expenses    Total Expenses
                                                         Insurance    Portfolio    Annual     at the end of      at the end of
                                                          Charges     Charges*     Charges         1 Year           10 Years
Mitchell Hutchins Series Trust
Balanced Portfolio                                         1.40%       0.97%      2.37%           $79                $277
Global Income Portfolio                                    1.40%       1.68%      3.08%            86                 345
Growth Portfolio                                           1.40%       1.05%      2.45%            79                 285
Growth and Income Portfolio                                1.40%       1.04%      2.44%            79                 284
High Income Portfolio                                      1.40%       1.20%      2.60%            81                 299
Small Cap Portfolio                                        1.40%       1.94%      3.34%            88                 368
Strategic Income Portfolio                                 1.40%       1.44%      2.84%            83                 322
Tactical Allocation Portfolio                              1.40%       0.95%      2.35%            78                 275

Alliance Variable Products Series Fund
Growth Portfolio                                           1.40%       0.87%      2.13%            78                 267
Growth and Income Portfolio                                1.40%       0.73%      2.35%            76                 252
International Portfolio                                    1.40%       0.95%      2.08%            78                 275
Money Market Portfolio                                     1.40%       0.68%      2.46%            76                 247
Premier Growth Portfolio                                   1.40%       1.06%      2.35%            80                 286
Quasar Portfolio                                           1.40%       0.95%      2.35%            78                 275
Real Estate Investment Portfolio                           1.40%       0.95%      2.35%            78                 275
Technology Portfolio                                       1.40%       0.95%      2.18%            78                 275
U.S. Government/High Grade Securities Portfolio            1.40%       0.78%      2.35%            77                 257
Worldwide Privatization Portfolio                          1.40%       0.95%      1.40%            78                 275

*  Total  Annual  Portfolio   Charges  for  the  following   portfolios   before
reimbursement by the investment advisers for the period ended December 31, 1998 were as follows:

    Alliance Variable Products Series Fund
       International Portfolio                              1.37%
       Premier Growth Portfolio                             1.09%
       Quasar Portfolio                                     1.30%
       Real Estate Investment Portfolio                     1.77%
       Technology Portfolio                                 1.20%
       U.S. Government/High Grade Securities Portfolio      0.91%
       Worldwide Privatization Portfolio                    1.70%

For more detailed information, see "Fee Tables" in the prospectus.

================================================================
6.       TAXES
================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 591/2.

================================================================
7.   ACCESS TO YOUR MONEY
================================================================     You     may
withdraw free of a surrender charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal. If you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. Your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested.

Withdrawals in excess of these limits will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more. You may request a withdrawal in writing. Under the systematic withdrawal program, you must have at least $24,000 in contract value. The minimum withdrawal amount is $200.

After your money has been in the contract for seven full years, there is no surrender charge on that portion of the money that you have invested for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2. Additionally, a surrender charge is not assessed when a death benefit is paid.

================================================================
8.        PERFORMANCE
================================================================

The value of your annuity will fluctuate depending upon the investment performance of the subaccounts you choose.

The following chart shows total returns for each subaccount for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge was reflected, the performance would be lower. Past performance is no guarantee of future results.

                                              SUMMARY OF PERFORMANCE

                                                 Inception         Since
                                                 Date*             Inception
Mitchell Hutchins Series Trust
Balanced Portfolio                                  Sep-98           13.78%
Global Income Portfolio                             Sep-98           0.98%
Growth Portfolio                                    Sep-98           29.49%
Growth and Income Portfolio                         Sep-98           19.25%
High Income Portfolio                               Sep-98           4.79%
Small Cap Portfolio                                 Sep-98           29.82%
Strategic Income Portfolio                          Sep-98           2.48%
Tactical Allocation Portfolio                       Sep-98           24.54%

Alliance Variable Products Series Fund
Growth Portfolio                                    Sep-98           32.01%
Growth and Income Portfolio                         Sep-98           23.23%
International Portfolio                             Sep-98           17.61%
Money Market Portfolio                              Sep-98           0.79%
Premier Growth Portfolio                            Sep-98           29.27%
Quasar Portfolio                                    Sep-98           15.15%
Real Estate Investment Portfolio                    Sep-98           -2.54%
Technology Portolio                                 Sep-98           39.54%
U.S. Government/High Grade Securities Portfolio     Sep-98           -0.43%
Worldwide Privatization Portfolio                   Sep-98            9.29%


*The portfolios were not available under the contract prior to 1998.


================================================================
9.       DEATH BENEFIT
================================================================

If you should die during the accumulation phase, your beneficiary will receive a death benefit. Unless you choose one or more of the optional death benefits, the traditional death benefit will be paid. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit. Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

(1)      the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) an amount equal to (a) plus (b) where:

         (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th Birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.




Accidental Death Benefit

If you select the accidental death benefit it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

1.   the Contract Value as of the date the death benefit is determined; or

2.   $250,000.

================================================================
10.      OTHER INFORMATION
================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive either monthly or quarterly withdrawals during the accumulation phase. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option .

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.



================================================================
11.       INQUIRIES
================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

         American  International  Life
           Assurance  Company  of  New  York
         c/o Delaware Valley Financial Services
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA  19312-0031
         Telephone Number 1-800-728-7819

                               PARADIGM PROSPECTUS

                                   MAY 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has nineteen investment options to which you can allocate your money -- eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest. The variable investment options are portfolios of the Mitchell Hutchins Series Trust or the Alliance Variable Products Series Fund, Inc.

Mitchell  Hutchins Series Trust
(managed by Mitchell Hutchins Asset Managment Inc.)

Balanced  Portfolio                   High Income Portfolio
Global Income  Portfolio              Small Cap Portfolio
Growth Portfolio                      Strategic Income Portfolio
Growth and Income Portfolio           Tactical Allocation Portfolio

Alliance Variable Products Series Fund
(managed by Alliance Capital Management L.P.)

Growth Portfolio                     Quasar Portfolio
Growth  and  Income Portfolio        Real Estate  Investment Portfolio
International Portfolio              Technology Portfolio
Money  Market Portfolio              U.S.Gov't/High Grade Securities Portfolio
Premier  Growth Portfolio            Worldwide  Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 728-7819 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

                           Owner Transaction Expenses

Sales Load..............................................................  None

Surrender Charge (as a percentage of premiums surrendered)
     Premium Year 1.....................................................    6%
     Premium Year 2.....................................................    6%
     Premium Year 3.....................................................    5%
     Premium Year 4.....................................................    5%
     Premium Year 5.....................................................    4%
     Premium Year 6.....................................................    3%
     Premium Year 7.....................................................    2%
     Thereafter.........................................................  None

Transfer Fee
     First 12 Per Contract Year.........................................  None
     Thereafter.........................................................   $10

Contract Maintenance Fee (waived if account value is $50,000 or greater)$30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.................................. 1.25%
     Administrative Charge.............................................. 0.15%
                                                                         =====
     Total Variable Account Annual Expenses............................. 1.40%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement



                                                    Management    Other       12b-1      Total
                                                       Fees     Expenses(1)  Fees(2)   Expenses
Mitchell Hutchins Series Trust
Balanced Portfolio                                    0.75%      0.22%       0.0%      0.97%
Global Income Portfolio                               0.75%      0.93%       0.0%      1.68%
Growth Portfolio                                      0.75%      0.30%       0.0%      1.05%
Growth and Income Portfolio                           0.70%      0.34%       0.0%      1.04%
High Income Portfolio                                 0.50%      0.70%       0.0%      1.20%
Small Cap Portfolio                                   1.00%      0.94%       0.0%      1.94%
Strategic Income Portfolio                            0.75%      0.69%       0.0%      1.44%
Tactical Allocation Portfolio                         0.50%      0.45%       0.0%      0.95%

Alliance Variable Products Series Fund(3)
Growth Portfolio                                      0.75%      0.12%        (2)      0.87%
Growth and Income Portfolio                           0.63%      0.10%        (2)      0.73%
International Portfolio                               0.58%      0.37%       0.0%      0.95%
Money Market Portfolio                                0.50%      0.18%        (2)      0.68%
Premier Growth Portfolio                              0.97%      0.09%       0.0%      1.06%
Quasar Portfolio                                      0.73%      0.22%       0.0%      0.95%
Real Estate Investment Portfolio                      0.08%      0.87%       0.0%      0.95%
Technology Portfolio                                  0.81%      0.14%       0.0%      0.95%
U.S. Government/High Grade Securities Portfolio       0.60%      0.18%        (2)      0.78%
Worldwide Privatization Portfolio                     0.25%      0.70%       0.0%      0.95%



(1) Other expenses are based on the expenses outlined in the prospectuses for the Mitchell Hutchins Series Trust and Alliance Variable Product Series Funds.

(2) Expenses shown are for the year ended December 31, 1998. No 12b-1 fees were charged. Effective May 1, 1999, Alliance Variable Products Series Fund will offer the Growth Portfolio, Growth and Income Portfolio, Money Market Portfolio and U.S. Government/High Grade Securities Portfolio as Class B shares and will be subject to 12b-1 fees. The amount of this fee is 0.25%.

(3) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  International Portfolio                              1.37%
                  Premier Growth Portfolio                             1.09%
                  Quasar Portfolio                                     1.30%
                  Real Estate Investment Portfolio                     1.77%
                  Technology Portfolio                                 1.20%
                  U.S. Government /High Grade Securities Portfolio     0.91%
                  Worldwide Privatization Portfolio                    1.70%

Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                       If you surrender after:

                                                               1 Year         3 Years        5 Years      10 Years
                                                              -------         -------        -------      --------
Mitchell Hutchins Series Trust
Balanced Portfolio                                             $79             $121           $166         $277
Global Income Portfolio                                        86               142            200          345
Growth Portfolio                                               79               123            170          285
Growth and Income Portfolio                                    79               123            169          284
High Income Portfolio                                          81               128            177          299
Small Cap Portfolio                                            88               149            213          368
Strategic Income Portfolio                                     83               135            189          322
Tactical Allocation Portfolio                                  78               120            165          275

Alliance Variable Products Series Fund
Growth Portfolio                                               78               118             161         267
Growth and Income  Portfolio                                   76               114            153          252
International Portfolio                                        78               120            165          275
Money Market Portfolio                                         76               112            151          247
Premier Growth Portfolio                                       80               123            170          286
Quasar Portfolio                                               78               120            165          275
Real Estate Investment Portfolio                               78               120            165          275
Technology Portfolio                                           78               120            165          275
U.S. Government/High Grade Securities Portfolio                77               115            156          257
Worldwide Privatization Portfolio                              78               120            165          275






                                                           If you  Annuitize  or if you do not surrender after:

                                                           1 Year         3 Years        5 Years      10 Years
                                                           ------         -------        -------      --------
Mitchell Hutchins Series Trust
Balanced Portfolio                                            $25              $76          $130           $277
Global Income Portfolio                                        32               97           164            345
Growth Portfolio                                               25               78           134            285
Growth and Income Portfolio                                    25               78           133            284
High Income Portfolio                                          27               83           141            299
Small Cap Portfolio                                            34              104           177            368
Strategic Income Portfolio                                     29               83           135           322
Tactical Allocation Portfolio                                  24               75           129            275

Alliance Variable Products Series Fund
Growth Portfolio                                               24               73           125            267
Growth and Income Portfolio                                    22               69           117            252
International Portfolio                                        24               75           129            275
Money Market Portfolio                                         22               67           115            247
Premier Growth Portfolio                                       26               78           134            286
Quasar Portfolio                                               24               75           129            275
Real Estate Investment Portfolio                               24               75           129            275
Technology Portfolio                                           24               75           129            275
U.S. Government/High Grade Securities Portfolio      23                         70           120            257
Worldwide Privatization Portfolio                              24               75           129            275

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Premium you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312- 0031. You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature which allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the guaranteed option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Mitchell Hutchins Series Trust and the Alliance Variable Products Series Fund, Inc. are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Mitchell Hutchins Series Trust

Balanced  Portfolio  invests  primarily  in  a  combination  of  stocks,   bonds
(investment grade and U.S. Government) and money market instruments.

Global Income Portfolio invests principally in high quality bonds of issuers in the U.S. and developed foreign countries.

Growth Portfolio invests primarily in equity securities of companies believed to have substantial potential for capital growth.

Growth  and  Income  Portfolio  invests  primarily  in  dividend-paying   equity
securities of companies believed to have the potential for rapid earnings growth.

High Income Portfolio invests primarily in a diversified range of high yield, U.S. and foreign corporate bonds (sometimes called "junk bonds").

Small  Cap   Portfolio   invests   primarily  in  equity   securities  of  small
capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1 billion.

Strategic Income Portfolio strategically allocates its investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S. high yield, bonds (sometimes called "junk bonds"); and foreign and emerging market bonds.

Tactical Allocation Portfolio allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Alliance Variable Products Series Fund, Inc.

Growth Portfolio seeks long term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share, although it expects to do so.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Technology  Portfolio  seeks growth of capital  through  investment in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

U.S. Government/High Grade Securities Portfolio seeks a high level of current income, consistent with preservation of capital by investing principally in a portfolio of U.S.
Government Securities and other high grade debt.

Worldwide Privatization Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Adviser to be beneficiaries of the privatization process.

Fixed Investment Option

The General Account

Premium you allocate to the guaranteed option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract.

If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age              Annual Charge

                  0-59                       0.07%
                  60+                        0.20%

Annual Ratchet Plan                          0.10%

Accidental Death Benefit                     0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:


Premium Year             1      2     3     4     5       6      7    Thereafter
Surrender Charge         6%     6%    5%    5%    4%      3%     2%       0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a partial surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the Mitchell Hutchins Series Trust and Alliance Variable Products Series Funds and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. For a surrender of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your Contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Owner Before the Annuity Date

If you (or a joint owner) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the Owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you selected both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

         (1)      you select it on the application; and

         (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

         (1)      the Contract Value;

         (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract
                  Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

         (3) an amount equal to (a) plus (b) where:

                  (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                         o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                         o   2% per  annum  if  death  occurs  during  the  25th
                             through   48th  month  from  the  date  of  premium
                             payment;

                         o   4% per  annum  if  death  occurs  during  the  49th
                             through   72nd  month  from  the  date  of  premium
                             payment;

                         o   6% per  annum  if  death  occurs  during  the  73rd
                             through   96th  month  from  the  date  of  premium
                             payment;

                         o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                         o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

                  (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

         (1)      you select it on the application;

         (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or guaranteed option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

     (1)  the Contract Value as of the date the death benefit is determined; or

     (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

         (1)      you select it on the Application; and

         (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death; or

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the Contract is not owned by an individual, the Annuitant shall be treated as the Owner and any change of the named Annuitant will be treated as if the Owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

          (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

         (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

         (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

         (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES
================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o    Individual Retirement Annuities ("IRAs");

o    Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o    Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION
================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of premiums will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the Year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners.

AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.

There can be no assurance that the funds, like other third parties, will not have unresolved Year 2000 issues that may have a material adverse impact on your contract values as well as our operations. Please refer to the Year 2000 discussion in each fund's prospectus.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 728-7819 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX
================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*

                                               1998          1997         1996           1995          1994         1993      1992


MITCHELL HUTCHINS SERIES TRUST

BALANCED PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        13.16         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

GLOBAL INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        11.79         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        20.14         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        15.84         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

HIGH INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        12.56         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

SMALL CAPITAL PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        15.56         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

STRATEGIC INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        12.28         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

TATICAL ALLOCATIONS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                    N/A         N/A             N/A         N/A           N/A           N/A        N/A
         End of Period                        14.93         N/A             N/A         N/A           N/A           N/A        N/A
      Accum Units o/s @ end of period           -           N/A             N/A         N/A           N/A           N/A        N/A

ALLIANCE VARIABLE PRODUCTS SERIES FUND

GROWTH PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     22.73           17.73         13.99        10.48         11.13        10.00      10.00
      End of Period                           28.85           22.73         17.73        13.99         10.48        11.13      10.00
    Accum Units o/s @ end of period    1,653,158.58    1,695,515.74  1,541,465.58   777,108.88     56,104.84    35,271.53   2,081.43

GROWTH & INCOME PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     24.11           18.99         15.52        11.57         11.76        10.66      10.00
      End of Period                           28.74           24.11         18.99        15.52         11.57        11.76      10.66
    Accum Units o/s @ end of period    2,005,770.75    1,868,628.86  1,324,216.31   502,667.80    179,245.69    37,573.04   7,731.36

INTERNATIONAL PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     13.17           12.92         12.22        11.27         10.69        10.00      N/A
      End of Period                           14.68           13.17         12.92        12.22         11.27        10.69      N/A
    Accum Units o/s @ end of period      658,768.46      612,030.95    525,023.12   228,254.81    122,616.95    22,441.08      N/A

MONEY MARKET PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     11.39           10.99         10.64        10.27         10.07        10.00      N/A
      End of Period                           11.79           11.39         10.99        10.64         10.27        10.07      N/A
    Accum Units o/s @ end of period    1,165,714.86      919,968.32    890,464.95   551,555.84    206,034.73     1,590.74      N/A

PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     24.36           18.45         15.25        10.66         10.00        N/A        N/A
      End of Period                           35.54           24.36         18.45        15.25         10.66        N/A        N/A
    Accum Units o/s @ end of period    1,758,411.11    1,441,993.79  1,026,432.81   420,662.68    108,111.20        N/A        N/A

QUASAR PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     12.38           10.58         10.00        N/A           N/A          N/A        N/A
      End of Period                           11.66           12.38         10.58        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      902,341.60      629,523.13    179,808.73        N/A           N/A          N/A        N/A

REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     12.16           N/A          N/A           N/A           N/A          N/A        N/A
      End of Period                            9.71           12.16        N/A           N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      200,970.16      184,436.41        N/A           N/A           N/A          N/A        N/A

TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     11.44           10.90         10.00        N/A           N/A          N/A        N/A
      End of Period                           18.48           11.44         10.90        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      959,429.79    1,033,596.21    431,529.41        N/A           N/A          N/A        N/A

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     12.33           11.50         11.38         9.66         10.17        10.00      N/A
      End of Period                           13.16           12.33         11.50        11.38          9.66        10.17      N/A
    Accum Units o/s @ end of period      760,115.22      601,935.75    552,183.99   390,483.21     75,881.31     7,608.84      N/A

WORLDWIDE PRIVATIZATION PORTFOLIO
    Accumulation Unit Value
      Beginning of Period                     14.04           12.86         11.01        10.05         10.00       N/A         N/A
      End of Period                           15.35           14.04         12.86        11.01         10.05       N/A         N/A
    Accum Units o/s @ end of period      495,811.65      495,269.51    224,339.58    62,769.30      6,357.69       N/A         N/A


*  Funds were first invested in the portfolios as listed below:

         Mitchell Hutchins Series Trust
         Balanced Portfolio                                June 1, 1988
         Global Income Portfolio                           May 1, 1988
         Growth Portfolio                                  May 4, 1987
         Growth & Income Portfolio                         January 2, 1992
         High Income Portfolio                             September 28, 1998
         Small Cap Portfolio                               September 28, 1998
         Strategic Income Portfolio                        September 28, 1998
         Tactical Allocation Portfolio                     September 28, 1998
         Alliance Variable Products Series Fund
         Growth Portfolio                                  September 15, 1994
         Growth and Income Portfolio                       January 14, 1991
         International Portfolio                           December 28, 1992
         Money Market Portfolio                            December 4, 1992
         Premier Growth Portfolio                          June 26, 1992
         Quasar Portfolio                                  August 5, 1996
         Real Estate Investment Portfolio                  January 7, 1997
         Technology Portfolio                              January 11, 1996
         U.S. Government/High Grade Securities Portfolio   September 17, 1992
         Worldwide Privatization Portfolio                 September 23, 1994

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                               GALLERY PROSPECTUS

                                   MAY 1, 1999

                              INDIVIDUAL AND GROUP
                             SINGLE PURCHASE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes single purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus includes both single purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 4% for single premium contracts. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management, L.P.)

Conservative Investors Portfolio      Premier Growth Portfolio
Global Bond Portfolio                 Quasar Portfolio
Global Dollar Government Portfolio    Real Estate Investors Portfolio
Growth Portfolio                      Short-Term Multi-Market Portfolio
Growth and Income Portfolio           Technology Portfolio
Growth Investors Portfolio            Total Return Portfolio
High-Yield Portfolio                  U.S. Gov't High Grade Securities Portfolio
International Portfolio               Utility Income Portfolio
Money Market Portfolio                Worldwide Privatization Portfolio
North American Government Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New Yorky, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX  - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

                           Owner Transaction Expenses

Sales Load................................................................ None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
     Contribution Year 1..................................................   6%
     Contribution Year 2..................................................   5%
     Contribution Year 3..................................................   4%
     Contribution Year 4..................................................   3%
     Contribution Year 5..................................................   2%
     Contribution Year 6..................................................   1%
     Thereafter........................................................... None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
     First 12 Per Contract Year..........................................  None
     Thereafter..........................................................   $10

Contract Maintenance Fee.................................................$30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge................................... 1.25%
     Administrative Charge............................................... 0.15%
                                                                          ====
     Total Variable Account Annual Expenses.............................. 1.40%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement


                                                         Management          Other          Total
                                                             Fees         Expenses(1)    Expenses

Alliance Variable Products Series Funds(2)
Conservative Investors Portfolio                               0.63%             0.27%        0.90%
Global Bond Portfolio                                          0.64%             0.09%        0.93%
Global Dollar Government Portfolio                             0.39%             0.56%        0.95%
Growth Portfolio                                               0.75%             0.12%        0.87%
Growth & Income Portfolio                                      0.63%             0.10%        0.73%
Growth Investors Portfolio                                     0.34%             0.60%        0.94%
High-Yield Portfolio                                           0.44%             0.51%        0.95%
International Portfolio                                        0.67%             0.28%        0.95%
Money Market Portfolio                                         0.50%             0.18%        0.68%
North American Government Income Portfolio                     0.53%             0.33%        0.86%
Premier Growth Portfolio                                       0.97%             0.09%        1.06%
Quasar Portfolio                                               0.73%             0.22%        0.95%
Real Estate Investment Portfolio                               0.45%             0.50%        0.95%
Short-Term Multi-Market Portfolio                              0.00%             0.94%        0.94%
Technology Portfolio                                           0.81%             0.14%        0.95%
Total Return Portfolio                                         0.62%             0.26%        0.88%
U.S. Government/High Grade Securities Portfolio                0.60%             0.18%        0.78%
Utility Income Portfolio                                       0.58%             0.37%        0.95%
Worldwide Privatization Portfolio                              0.38%             0.57%        0.95%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  Conservative Investors Portfolio             1.19%
                  Global Bond Portfolio                        1.17%
                  Global Dollar Government Portfolio           1.75%
                  Growth Investors Portfolio                   1.68%
                  High-Yield Portfolio                         1.80%

                  International Portfolio                      1.37%
                  North American Government Income Portfolio   1.17%
                  Premier Growth Portfolio                     1.09%
                  Quasar Portfolio                             1.30%
                  Real Estate Investment Portfolio             1.77%
                  Short-Term Multi-Market Portfolio            2.69%
                  Technology Portfolio                         1.20%
                  Total Return Portfolio                       0.95%
                  U.S. Gov't High Grade Securities Portfolio   0.91%
                  Utility Income Portfolio                     1.35%
                  Worldwide Privatization Portfolio            1.70%


Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                                       If you surrender after:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------

Alliance Variable Products Series Fund
Conservative Investors Portfolio                           $79           $113           $147           $270
Global Bond Portfolio                                       80            113            148            273
Global Dollar Government Portfolio                          80            114            149            275
Growth Portfolio                                            79            112            145            267
Growth & Income Portfolio                                   78            108            138            252
Growth Investors Portfolio                                  80            114            149            274
High-Yield Portfolio                                        80            114            149            275
International Portfolio                                     80            114            149            275
Money Market Portfolio                                      77            106            136            247
North American Government Income Portfolio                  79            111            145            266
Premier  Growth  Portfolio                                  81            117            154            286
Quasar Portfolio                                            80            114            149            275
Real Estate Investment Portfolio                            80            114            149            275
Short-Term Multi-Market Portfolio                           80            114            149            274
Technology   Portfolio                                      80            114            149            275
Total Return Portfolio                                      79            112            146            268
U.S. Government/High Grade Securities Portfolio             78            109            141            257
Utility Income Portfolio                                    80            114            149            275
Worldwide Privatization  Portfolio                          80            114            149            275

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                          If you Annuitize or do not surrender after:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------
Alliance Variable Products Series Fund
Conservative Investors Portfolio                            24            74             126            270
Global Bond Portfolio                                       24            75             128            273
Global Dollar Government Portfolio                          24            75             129            275
Growth Portfolio                                            24            73             125            267
Growth & Income Portfolio                                   22            69             117            252
Growth Investors Portfolio                                  24            75             128            274
High-Yield Portfolio                                        24            75             129            275
International Portfolio                                     24            75             129            275
Money Market Portfolio                                      22            67             115            247
North American Government Income Portfolio                  24            72             124            266
Premier  Growth  Portfolio                                  26            78             134            286
Quasar Portfolio                                            24            75             129            275
Real Estate Investment Portfolio                            24            75             129            275
Short-Term Multi-Market Portfolio                           24            75             128            274
Technology  Portfolio                                       24            75             129            275
Total Return Portfolio                                      24            73             125            268
U.S. Government/High Grade Securities Portfolio             23            70             120            257
Utility Income Portfolio                                    24            75             129            275
Worldwide Privatization  Portfolio                          24            75             129            275

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. Each one may have additional portfolios that are not available under the contract.

Detailed information regarding management of the portfolios, investment objectives and policies, and investment advisory fees and other charges may be found in the relevant fund prospectus, which also contains a discussion of the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Conservative Investors Portfolio seeks the highest total return without, in the view of the Fund's Adviser, undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

Growth Investors Portfolio seeks the highest total return consistent with what the Fund's Adviser considers to be reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

High-Yield Portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share, although it expects to do so.

North American Government Income Portfolio seeks the highest level of current income, consistent with what the adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces but excluding the States of the United States), agencies, instrumentalities or authorities. The portfolio seeks high current yields by investing in government securities denominated in local currency and U.S. Dollars. Normally, the portfolio expects to maintain at least 25% of its assets in securities denominated in the U.S. Dollar.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Short-Term Multi Market Portfolio seeks the highest level of current income, consistent with what the Fund's Adviser considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

Technology  Portfolio  seeks growth of capital  through  investment in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and agency obligations, bonds and senior debt securities.

U.S. Government/High Grade Securities Portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S.
Government Securities and other high grade debt securities.

Utility Income Portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

Worldwide Privatization Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Advisor to be beneficiaries of the privatization process.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 4% for single purchase payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:


Contribution Year*            1   2     3    4     5     6       Thereafter
Deferred Sales Charge         6%  5%    4%   3%    2%    1%           0%

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

(1)  the size of the group;

(2)  the total amount of purchase payments we expect to receive from the group;

(3)  the nature of the purchase and the persistency we expect in that group;

(4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

(5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

o by withdrawing all or part of your Contract Value during the accumulation phase;

o    by receiving annuity payments during the income phase;

o    when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

o    the NYSE is closed (other than a customary weekend and holiday closings);

o    trading on the NYSE is restricted;

o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.


===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

         (1)      the total of all purchase payments less withdrawals;

         (2)      the Contract Value; and

         (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

     (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

     (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

         (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

         (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

         (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

         (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES
================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o    Individual Retirement Annuities ("IRAs");

o    Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o    Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION
================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership an individual premium deferred variable annuity contract. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 3 1/2% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the Year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners.

AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on

AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.

There can be no assurance that the funds, like other third parties, will not have unresolved Year 2000 issues that may have a material adverse impact on your contract values as well as our operations. Please refer to the Year 2000 discussion in each fund's prospectus.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX
================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                                               1998          1997         1996           1995          1994         1993      1992



CONSERVATIVE INVESTORS
  Accumulation Unit Value
    Beginning of Period                       13.00           11.86         11.59        10.03         10.00        N/A        N/A
    End of Period                             14.64           13.00         11.86        11.59         10.03        N/A        N/A
  Accum Units o/s @ end of period        540.939.80      556,221.49    620,774.71   164,400.64      6,977.55        N/A        N/A

GLOBAL BOND
    Accumulation Unit Value
      Beginning of Period                     12.73           12.82         12.24         9.94         10.61        10.00      N/A
      End of Period                           14.32           12.73         12.82        12.24          9.94        10.61      N/A
    Accum Units o/s @ end of period      170,885.41      161,242.31    145,722.74    76,604.28     27,806.30     5,589.55      N/A

GLOBAL DOLLAR GOVERNMENT
    Accumulation Unit Value
      Beginning of Period                     16.24           14.55         11.81         9.73         10.00        N/A        N/A
      End of Period                           12.54           16.24         14.55        11.81          9.73        N/A        N/A
    Accum Units o/s @ end of period      145,266.04      179,585.93     76,451.58    16,171.63      5,958.18        N/A        N/A

GROWTH
    Accumulation Unit Value
      Beginning of Period                     22.73           17.73         13.99        10.48         11.13        10.00      10.00
      End of Period                           28.85           22.73         17.73        13.99         10.48        11.13      10.00
    Accum Units o/s @ end of period    1,653,158.58    1,695,515.74  1,541,465.58   777,108.88     56,104.84    35,271.53   2,081.43

GROWTH & INCOME
    Accumulation Unit Value
      Beginning of Period                     24.11           18.99         15.52        11.57         11.76        10.66      10.00
      End of Period                           28.74           24.11         18.99        15.52         11.57        11.76      10.66
    Accum Units o/s @ end of period    2,005,770.75    1,868,628.86  1,324,216.31   502,667.80    179,245.69    37,573.04   7,731.36

GROWTH INVESTORS
   Accumulation Unit Value
    Beginning of Period                        14.31          12.48         11.70         9.83         10.00        N/A        N/A
    End of Period                              17.46          14.31         12.48        11.70          9.83        N/A        N/A
  Accum Units o/s @ end of period         236,304.36     165,729.30    141,797.07    62,762.43      3,185.25        N/A        N/A

HIGH YIELD
    Accumulation Unit Value
      Beginning of Period                     10.30           N/A            N/A         N/A           N/A          N/A        N/A
      End of Period                            9.78           10.30          N/A         N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      161,632.20        4,116.47          N/A         N/A           N/A          N/A        N/A

INTERNATIONAL
    Accumulation Unit Value
      Beginning of Period                     13.17           12.92         12.22        11.27         10.69        10.00      N/A
      End of Period                           14.68           13.17         12.92        12.22         11.27        10.69      N/A
    Accum Units o/s @ end of period      658,768.46      612,030.95    525,023.12   228,254.81    122,616.95    22,441.08      N/A

MONEY MARKET
    Accumulation Unit Value
      Beginning of Period                     11.39           10.99         10.64        10.27         10.07        10.00      N/A
      End of Period                           11.79           11.39         10.99        10.64         10.27        10.07      N/A
    Accum Units o/s @ end of period    1,165,714.86      919,968.32    890,464.95   551,555.84    206,034.73     1,590.74      N/A

NORTH AMERICAN GOVERNMENT INCOME
    Accumulation Unit Value
      Beginning of Period                     13.35           12.35         10.55         8.71         10.00        N/A        N/A
      End of Period                           13.70           13.35         12.35        10.55          8.71        N/A        N/A
    Accum Units o/s @ end of period      506,676.27      469,970.73    279,368.63    95,031.46     89,164.68        N/A        N/A

PREMIER GROWTH
    Accumulation Unit Value
      Beginning of Period                     24.36           18.45         15.25        10.66         10.00        N/A        N/A
      End of Period                           35.54           24.36         18.45        15.25         10.66        N/A        N/A
    Accum Units o/s @ end of period    1,758,411.11    1,441,993.79  1,026,432.81   420,662.68    108,111.20        N/A        N/A

QUASAR
    Accumulation Unit Value
      Beginning of Period                     12.38           10.58         10.00        N/A           N/A          N/A        N/A
      End of Period                           11.66           12.38         10.58        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      902,341.60      629,523.13    179,808.73        N/A           N/A          N/A        N/A

REAL ESTATE INVESTMENT
    Accumulation Unit Value
      Beginning of Period                     12.16           N/A            N/A         N/A           N/A          N/A        N/A
      End of Period                            9.71           12.16          N/A         N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      200,970.16      184,436.41          N/A         N/A           N/A          N/A        N/A

SHORT-TERM MULTI MARKET
  Accumulation Unit Value
    Beginning of Period                       11.17           10.83         10.03         9.51         10.31         9.79      10.00
    End of Period                             11.71           11.17         10.83        10.03          9.51        10.31       9.79
  Accum Units o/s @ end of period        106,522.94       78,309.49     99,089.93    81,425.05     15,915.04     6,843.27   8,369.93

TECHNOLOGY
    Accumulation Unit Value
      Beginning of Period                     11.44           10.90         10.00        N/A           N/A          N/A        N/A
      End of Period                           18.48           11.44         10.90        N/A           N/A          N/A        N/A
    Accum Units o/s @ end of period      959,429.79    1,033,596.21    431,529.41        N/A           N/A          N/A        N/A

TOTAL RETURN
    Accumulation Unit Value
      Beginning of Period                     16.14           13.52         11.90         9.75         10.00        N/A        N/A
      End of Period                           18.62           16.14         13.52        11.90          9.75        N/A        N/A
    Accum Units o/s @ end of period      558,929.44      568,896.78    455,709.19   121,094.82      4,871.12        N/A        N/A

U.S. GOVERNMENT/HIGH GRADE SECURITIES
    Accumulation Unit Value
      Beginning of Period                     12.33           11.50         11.38         9.66         10.17        10.00      N/A
      End of Period                           13.16           12.33         11.50        11.38          9.66        10.17      N/A
    Accum Units o/s @ end of period      760,115.22      601,935.75    552,183.99   390,483.21     75,881.31     7,608.84      N/A

UTILITY INCOME
    Accumulation Unit Value
      Beginning of Period                     15.35           12.38         11.64         9.71         10.00        N/A        N/A
      End of Period                           18.75           15.35         12.38        11.64          9.71        N/A        N/A
    Accum Units o/s @ end of period      356,279.99      341,317.44    305,608.09   103,042.86     13,690.19        N/A        N/A

WORLDWIDE PRIVATIZATION
    Accumulation Unit Value
      Beginning of Period                     14.04           12.86         11.01        10.05         10.00        N/A        N/A
      End of Period                           15.35           14.04         12.86        11.01         10.05        N/A        N/A
    Accum Units o/s @ end of period      495,811.65      495,269.51    224,339.58    62,769.30      6,357.69        N/A        N/A


*Funds were first invested in the Portfolios as listed below:

         Conservative Investors Portfolio                   October 28, 1994
         Global Bond Portfolio                              July 15, 1991
         Global Dollar Government Portfolio                 May 2, 1994
         Growth Portfolio                                   September 15, 1994
         Growth and Income Portfolio                        January 14, 1991
         Growth Investors Portfolio                         October 28, 1994
         High-Yield Portfolio                               October 27, 1997
         International Portfolio                            December 28, 1992
         Money Market Portfolio                             December 4, 1992
         North American Government Income Portfolio         May 3, 1994
         Premier Growth Portfolio                           June 26, 1992
         Quasar Portfolio                                   August 5, 1996
         Real Estate Investment Portfolio                   January 9, 1997
         Short-Term Multi-Market Portfolio                  November 28, 1990
         Technology Portfolio                               January 11, 1996
         Total Return Portfolio                             December 28, 1992
         U.S. Government/High Grade Securities Portfolio    September 17, 1992
         Utility Income Portfolio                           May 10, 1994
         Worldwide Privatization Portfolio                  September 23, 1994

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the
              Money Market Subaccount
         Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions
         Variable Annuity Payments

FINANCIAL STATEMENTS

                               PROFILE PROSPECTUS

                                   MAY 1, 1999

                              INDIVIDUAL AND GROUP
                             SINGLE PURCHASE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes single purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus includes both single purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 4% for single premium contracts. The variable investment options are portfolios of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

         AIM Variable Insurance Funds, Inc.
         (managed by A I M Advisors, Inc.)
         V.I. Capital Appreciation Fund
         V.I. International Equity Fund

         Alliance Variable Products Series Fund, Inc.
         (managed by Alliance Capital Management, L.P.)
         Global Bond Portfolio
         Growth Portfolio
         Growth and Income  Portfolio
         Premier Growth  Portfolio
         Quasar Portfolio
         Technology  Portfolio

         Dreyfus Variable Investment Fund
         (managed by The Dreyfus Corporation)
         Small Company Stock Portfolio

         Dreyfus  Stock  Index Fund
         (managed by The  Dreyfus  Corporation  and
         Mellon Equity Corporation Associates)

         Fidelity Variable Insurance Products Fund
         (managed by Fidelity Management & Research Company)
         VIP Growth Portfolio
         VIP High Income Portfolio
         VIP Money Market  Portfolio

         Fidelity Variable Insurance Products Fund II
         (managed by Fidelity Management & Research Company)
         VIP II Asset Manager Portfolio
         VIP II Contrafund Portfolio
         VIP II Investment Grade Bond Portfolio

         Van Eck Worldwide Insurance Trust
         (managed by Van Eck Associates Corporation)
         Worldwide Emerging Markets Fund
         Worldwide Hard Assets Fund


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX  - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

                           Owner Transaction Expenses

Sales Load................................................................None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
     Contribution Year 1.................................................   6%
     Contribution Year 2.................................................   5%
     Contribution Year 3.................................................   4%
     Contribution Year 4.................................................   3%
     Contribution Year 5.................................................   2%
     Contribution Year 6.................................................   1%
     Thereafter..........................................................   None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
     First 12 Per Contract Year..........................................   None
     Thereafter..........................................................    $10

Contract Maintenance Fee................................................. $30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.................................... 1.25%
     Administrative Charge................................................ 0.15%
                                                                           =====
     Total Variable Account Annual Expenses............................... 1.40%

                            Annual Portfolio Expenses
                           After Waiver/Reimbursement

                                                               Management         Other                   Total
                                                                Fees             Expenses(1)            Expenses

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                               0.62%                0.05%               0.67%
AIM V.I. International Equity Fund                               0.75%                0.16%               0.91%
Alliance Variable Products Series Fund(2)
Global Bond Portfolio                                            0.64%                0.29%               0.93%
Growth Portfolio                                                 0.75%                0.12%               0.87%
Growth and Income  Portfolio                                     0.63%                0.10%               0.73%
Premier Growth  Portfolio                                        0.97%                0.09%               1.06%
Quasar  Portfolio                                                0.73%                0.22%               0.95%
Technology  Portfolio                                            0.81%                0.14%               0.95%
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                    0.75%                0.23%               0.98%
Dreyfus Stock Index Fund                                         0.25%                0.01%               0.26%
Fidelity Variable Insurance Products Fund(3)
VIP Growth  Portfolio                                            0.59%                0.07%               0.66%
VIP High Income Portfolio                                        0.58%                0.12%               0.70%
VIP Money Market Portfolio                                       0.20%                0.10%               0.30%
Fidelity Variable Insurance Products Fund II(4)
VIP II Asset Manager Portfolio                                   0.54%                0.09%               0.63%
VIP II Contrafund  Portfolio                                     0.59%                0.07%               0.66%
VIP II Investment Grade Bond  Portfolio                          0.43%                0.14%               0.57%
Van Eck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund                                  0.89%                0.61%               1.50%
Worldwide Hard Assets Fund                                       1.00%                0.16%               1.16%


(1) Other expenses are based on the expenses outlined in the prospectuses for the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Investment Products Fund, Fidelity Variable Investment Products Fund II, and Van Eck Worldwide Insurance Trust.

(2) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  Global Bond Portfolio                                1.17%
                  Premier Growth Portfolio                             1.09%
                  Quasar Portfolio                                     1.30%
                  Technology Portfolio                                 1.20%

(3) Total expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund's investment adviser for the period ended December 31, 1998, were as follows:

                  VIP Growth Portfolio                                 0.68%

(4) Total expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund II's investment adviser for the period ended December 31, 1998, were as follows:

                  VIP II Asset Manager Portfolio                       0.64%
                  VIP II Contrafund Portfolio                          0 .70%

(5) Total expenses for the following portfolios before reimbursement by Van Eck Worldwide Insurance Trust's investment adviser for the period ended December 31, 1998, were as follows:

                  Worldwide Emerging Markets Fund                      1.61%
                  Worldwide Hard Assets Fund                           1.20%

Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                                       If you withdraw after:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                         $77         $106              $135              $246
AIM V.I. International Equity Fund                          79          113               147               271
Alliance Variable Products Series Fund
Global Bond Portfolio                                       80          114               149               274
Growth Portfolio                                            79          112               145               267
Growth and Income Portfolio                                 78          108               138               252
Premier Growth Portfolio                                    81          117               154               286
Quasar Portfolio                                            80          114               149               275
Technology Portfolio                                        80          114               149               275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                               80          115               150               278
Dreyfus Stock Index Fund                                    73           94               111               203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                        77          106               135               245
VIP High Income Portfolio                                   77          107               137               249
VIP Money Market  Portfolio                                 74           95               117               207
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                              77          105               133               242
VIP II Contrafund Portfolio                                 77          106               135               245
VIP II Investment Grade Bond  Portfolio                     76          103               130               236
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                             85          130               176               328
Worldwide Hard Assets Fund                                  82          120               159               295


You would pay the following expenses on a $1,000 single premium investment, assuming 5% growth:

                                                         If you annuitize or you do not withdraw after:

                                                        1 Year         3 Years         5 Years       10 Years
                                                        ------         -------         -------       --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                         $22         $67               $114              $246
AIM V.I. International Equity Fund                          24          74                127               271
Alliance Variable Products Series Fund
Global Bond Portfolio                                       24          75                128               273
Growth Portfolio                                            24          73                125               267
Growth and Income Portfolio                                 22          69                117               252
Premier Growth Portfolio                                    26          78                134               286
Quasar Portfolio                                            24          75                129               275
Technology Portfolio                                        24          75                129               275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                               25          76                130               278
Dreyfus Stock Index Fund                                    17          54                 93               203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                        22          66                114               245
VIP High Income Portfolio                                   22          68                116               249
VIP Money Market  Portfolio                                 18          55                95                207
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                              21          65                112               242
VIP II Contrafund Portfolio                                 22          66                114               245
VIP II Investment Grade Bond  Portfolio                     21          64                109               236
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                             30          92                156               328
Worldwide Hard Assets Fund                                  27          81                139               295

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust Funds are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium-and smaller-sized growth companies.

AIM V.I. International Equity Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Growth Portfolio seeks long term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objectives, the Premier Growth Portfolio will employ aggressive investment policies. Since investment will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Technology Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. This portfolio invests principally in diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Dreyfus Variable Investment Fund

Small Company Stock Portfolio seeks investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by Russell 2500 TM Index. The portfolio invests primarily in the equity securities of the small to medium-sized domestic issuers that are considered by the Dreyfus Corporation to offer above-average growth potential.

Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund attempts to be fully invested at all times in the stocks that comprise the index, and stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. Dreyfus has engaged its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager.

Fidelity Variable Insurance Products Fund (VIP)

VIP Growth Portfolio seeks capital appreciation through investments primarily in common stock.

VIP High Income Portfolio seeks high current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower- quality debt securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the Fidelity Fund's attached prospectus. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR.

Fidelity Variable Insurance Products Fund II (VIP II)

VIP II Asset Manager Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term money market instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc.
and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund Portfolio seeks capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide  Emerging  Markets  Fund  seeks  long-term  capital   appreciation  by
investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard Asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 4% for single purchase payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current  charges  will be  insufficient  in the  future  to  cover  the  cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:


Contribution Year*           1     2    3     4    5     6         Thereafter
Deferred Sales Charge        6%    5%   4%    3%   2%    1%             0%

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2) the total amount of purchase payments we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

     o by withdrawing all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

         (1)      the total of all purchase payments less withdrawals;

         (2)      the Contract Value; and

         (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

     (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

     (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

         (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

         (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

         (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

         (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES
================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o        Individual Retirement Annuities ("IRAs");

o        Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o    Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION
================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes an individual premium deferred variable annuity contract. You, as the owner of an individual contract, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is applicable to an individual contract.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 3 1/2% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the Year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners.

AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on

AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.

There can be no assurance that the funds, like other third parties, will not have unresolved Year 2000 issues that may have a material adverse impact on your contract values as well as our operations. Please refer to the Year 2000 discussion in each fund's prospectus.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New Yorky, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX
================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                                                    1998           1997            1996
                                                 ----------     ----------       --------
AIM V.I. CAPITAL APPRECIATION FUND
   Accumulation Unit Value
     Beginning of Period                              9.61          N/A               N/A
     End of Period                                   11.31          9.61              N/A
   Accum Units o/s @ end of period               21,744.22          N/A               N/A

AIM V.I. INTERNATIONAL EQUITY FUND
   Accumulation Unit Value
     Beginning of Period                             10.10          N/A               N/A
     End of Period                                   11.51         10.10              N/A
   Accum Units o/s @ end of period               15,407.97          N/A               N/A

ALLIANCE GLOBAL BOND
   Accumulation Unit Value
     Beginning of Period                              9.86          N/A               N/A
     End of Period                                   11.10          9.86              N/A
   Accum Units o/s @ end of period               12,105.71          N/A               N/A

ALLIANCE GROWTH
   Accumulation Unit Value
        Beginning of Period                          14.51         11.32             10.00
        End of Period                                18.42         14.51             11.32
   Accum Units o/s @ end of period              119,280.85     90,206.81         13,718.81

ALLIANCE GROWTH & INCOME
   Accumulation Unit Value
        Beginning of  Period                         15.24         12.00             10.00
        End of Period                                18.17         15.64             12.00
   Accum Units o/s @ end of period              140,206.30     89,076.46         20,637.99

ALLIANCE PREMIUM GROWTH
   Accumulation Unit Value
     Beginning of Period                             10.48          N/A               N/A
     End of Period                                   15.29         10.48              N/A
   Accum Units o/s @ end of period               43,782.56          N/A               N/A

ALLIANCE QUASAR
   Accumulation Unit Value
        Beginning of Period                          12.05         10.31             10.00
        End of Period                                11.35         12.05             10.31
   Accum Units o/s @ end of period               31,501.86     37,619.77            674.25

ALLIANCE TECHNOLOGY
   Accumulation Unit Value
        Beginning of Period                          10.29          9.80             10.00
        End of Period                                16.62         10.29              9.80
   Accum Units o/s @ end of  period              56,611.98     41,252.11          3,209.81

DREYFUS SMALL COMPANY STOCK
   Accumulation Unit Value
     Beginning of Period                             10.55          N/A               N/A
     End of Period                                    9.79         10.55              N/A
   Accum Units o/s @ end of period               13,506.34      2,092.78              N/A

DREYFUS STOCK INDEX
   Accumulation Unit Value
        Beginning of Period                          14.70         11.21             10.00
        End of Period                                18.58         14.70             11.21
   Accum Units o/s @ end of period              135,697.21     75,214.94         17,836.33

FIDELITY GROWTH
   Accumulation Unit Value
        Beginning of Period                          12.26         10.07             10.00
        End of Period                                16.86         12.26             10.07
   Accum Units o/s @ end of period              171,928.72    114,594.66         23,774.76

FIDELITY HIGH INCOME
   Accumulation Unit Value
        Beginning of Period                          12.38         10.67             10.00
        End of Period                                11.68         12.38             10.67
   Accum Units o/s @ end of  period              44,527.13     28,042.38          8,506.22

FIDELITY MONEY MARKET
   Accumulation Unit Value
        Beginning of Period                          10.66         10.25             10.00
        End of Period                                11.08         10.66             10.25
   Accum Units o/s @ end of period              131,091.20     76,784.02        113,781.59

FIDELITY ASSET MANAGER
   Accumulation Unit Value
        Beginning of  Period                         12.93         10.87             10.00
        End of Period                                14.67         12.93             10.87
   Accum Units o/s @ end of period               72,463.00     49,297.42          8,370.63

FIDELITY CONTRAFUND
   Accumulation Unit Value
     Beginning of Period                             10.15          N/A               N/A
     End of Period                                   13.02         10.15              N/A
   Accum Units o/s @ end of period                17896.79          N/A               N/A

FIDELITY INV. GRADE BOND
   Accumulation Unit Value
        Beginning of Period                          11.27         10.48             10.00
        End of Period                                12.09         11.27             10.48
   Accum Units o/s @ end of period               51,222.19     18,202.66          2,615.29

VAN ECK WORLDWIDE EMERGING MARKETS
   Accumulation Unit Value
     Beginning of Period                              9.28          N/A               N/A
     End of Period                                    6.03          9.28              N/A
   Accum Units o/s @ end of period                       -          N/A               N/A

VAN ECK WORLDWIDE HARD ASSETS
   Accumulation Unit Value
        Beginning of Period                          10.45         10.78             10.00
        End of Period                                 7.12         10.45             10.78
   Accum Units o/s @ end of period                2,959.21      9,786.43          4,646.11


*  Funds were first invested in the portfolios as listed below:

         AIM Variable Insurance Funds
         AIM V.I. Capital Appreciation Fund                May 5, 1993
         AIM V.I. International Equity Fund                May 2, 1993
         Alliance Variable Products Series Fund
         Global Bond Portfolio                             July 15, 1991
         Growth Portfolio                                  September 15, 1994
         Growth and Income Portfolio                       January 14, 1991
         Premier Growth Portfolio                          June 26, 1992
         Quasar Portfolio                                  August 5, 1996
         Technology Portfolio                              January 11, 1996
         Dreyfus Variable Investment Fund
         Small Company Stock Portfolio                     May 1, 1996
         Dreyfus Stock Index Fund                          September 29, 1989
         Fidelity Variable Insurance Products Fund
         VIP Growth Portfolio                              October 9, 1986
         VIP High Income Portfolio                         September 19, 1985
         VIP Money Market Portfolio                        April 1, 1982
         Fidelity Variable Insurance Products Fund II
         VIP II Asset Manager Portfolio                    September 6, 1989
         VIP II Contrafund Portfolio                       January 3, 1995
         VIP II Investment Grade Bond Portfolio            December 5, 1988
         Van Eck Worldwide Insurance Trust
         Worldwide Emerging Markets Fund                   December 21, 1995
         Worldwide Hard Assets Fund                        September 1, 1989

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the
              Money Market Subaccount
         Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions
         Variable Annuity Payments

FINANCIAL STATEMENTS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium, deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 1999, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, 80 Pine Street, New York, NY 10270.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================


GENERAL INFORMATION.............................................................
     American International Life Assurance Company of New York..................
     Independent Accountants....................................................
     Legal Counsel..............................................................
     Distributor................................................................
     Potential Conflicts........................................................

CALCULATION OF PERFORMANCE DATA.................................................
     Yield and Effective Yield Quotations for the Money Market Subaccount.......
     Yield Quotations for Other Subaccounts.....................................
     Total Return Quotations....................................................
     Non-Standardized Performance Data..........................................

ANNUITY PROVISIONS..............................................................
     Variable Annuity Payments..................................................
     Annuity Unit Value.........................................................
     Net Investment Factor......................................................
     Additional Provisions......................................................

FINANCIAL STATEMENTS............................................................

=====================================================================
                               GENERAL INFORMATION
=====================================================================

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.

Independent Accountants

Our  financial  statements  have been  audited by  PricewaterhouseCoopers,  LLP,
independent   certified  public  accountants,   whose  offices  are  located  in
Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), a wholly owned subsidiary of American International Group, Inc., acts as the distributor. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $2,001,940 in 1998, $2,373,178 in 1997, and $2,614,407 in 1996. Commissions retained by AIGESC were $0 in 1998, $37,267 in 1997, and $20,363 in 1996.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

=====================================================================
                         CALCULATION OF PERFORMANCE DATA
=====================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                        cd

     Where: a = net investment  income earned during the period by the portfolio attributable to shares owned by the Subaccount.

          b    = expenses accrued for the period (net of reimbursements)

          c = the average daily number of Accumulation Units outstanding during the period.

          d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Total Return Quotations

The total return quotations for all of the subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The total return quotations reflect all recurring contract charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Total Return Quotations

Non-standardized total return quotations for all of the subaccounts other than the money market subaccount will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized total return quotations reflect all recurring contract charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not, however, assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account A's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

         (1)      the assumed rate of earnings will be realistic;

         (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

         (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

         (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an Owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

=====================================================================
                               ANNUITY PROVISIONS
=====================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

         (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

         (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total  dollar  amount of each  variable  annuity  payment  is the sum of all
subaccount   variable   annuity   payments  less  the  pro-rata  amount  of  the
administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

          o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

          o    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          o    (a) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

               (ii) the  per  share  amount  of any  dividend  or  capital  gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

               (iii)a per  share  charge  or  credit,  which we  determine,  for changes in tax reserves resulting from investment operations of the subaccount.

          o    (b) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

               (ii) the  per  share  charge  or  credit  for any  change  in tax reserves for the prior Valuation Period.

          o    (c) is equal to:

               (i) the percentage factor representing the mortality and expense risk charge, plus

               (ii) the  percentage  factor   representing  the   administrative
                    charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We may require proof of the age of the Annuitant before making any life annuity payment provided for by the contract. If the age of the Annuitant has been misstated, we will compute the amount payable based on the correct age. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

=====================================================================
                              FINANCIAL STATEMENTS
=====================================================================

Our consolidated balance sheets and those of Variable Account A are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through their website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

                           VARIABLE ANNUITY CONTRACTS

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A







This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the individual and single purchase payment, variable annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 1999, call us at (800) 255-8402 or write to us American International Life Assurance Company of New York, Attention: Variable Products, 70 Pine Street, New York, NY 10270.


DATE OF STATEMENT OF ADDITIONAL INFORMATION:  May 1, 1999

                                TABLE OF CONTENTS

                                                                    Page
GENERAL INFORMATION..................................
      American International Life Assurance Company
            of New York..............................
      Independent Accountants........................
      Legal Counsel..................................
      Distributor....................................
         Potential Conflicts.........................

CALCULATION OF PERFORMANCE DATA......................
         Yield and Effective Yield Quotations for the
           Money Market Subaccount...................
         Yield Quotations for Other Subaccounts......
         Total Return Quotations.....................
         Non-Standarized Performance Data............

ANNUITY PROVISIONS...................................
      Variable Annuity Payments......................
      Annuity Unit Value.............................
      Net Investment Factor..........................
      Additional Provisions..........................

FINANCIAL STATEMENTS.................................

                               GENERAL INFORMATION

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York, and its ownership is contained in the Prospectus. We will provide for the safekeeping of the assets of the Variable Account.

Independent Accountants

Our  financial  statements  have been  audited by  PricewaterhouseCoopers,  LLP,
independent   certified  public  accountants,   whose  offices  are  located  in
Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein are being passed upon by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C..

Distributor

Our affiliate, AIG Equity Sales Corp. (AIGESC@), a wholly owned subsidiary of American International Group, Inc., acts as the distributor. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $2,001,940 in 1998, $2,373,178 in 1997, and $2,614,407 in 1996. Commissions retained by AIGESC were $0 in 1998, $37,267 in 1997, and $20,363in 1996.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.




                 CALCULATION OF PERFORMANCE RELATED INFORMATION

Yield and Effective  Yield  Quotations  for the Money Market Subaccount

The Yield quotation for the Money Market sub-account will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Contract Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                        Yield = 2[(a - b + 1)6 - 1]
                                      cd

          Where:    a    = net investment income earned during the period by the
                         corresponding portfolios of the Fund attributable to shares owned by the Subaccount.

                    b    =   expenses    accrued   for   the    period(net    of
                         reimbursements).

                    c = the average daily number of Accumulation Units outstanding during the period.

                    d = the maximum offering price per Accumulation Unit on the last day of the period.

For the purposes of yield quotations for the Subaccount, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

A Deferred Sales Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "The Fund, - Transfer of Contract Values" of the Prospectus)

Total Return Quotations

The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.

Non-Standardized Performance Data

Total Return Quotations

The total return quotations for all of the Subaccounts other than a Money Market Subaccount, will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)to the power of n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

Tax Deferred Accumulation

In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The charts may show accumulations on an initial investment or Purchase Payment of a given amount, assuming hypothetical gross annual returns, compounded annually, and a stated assumed rate. The values shown for the taxable investment will not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the stated assumed rate on the amount in excess of the Purchase Payment.

In developing tax-deferral charts, the Company will follow these general principles:

     (1)  the assumed rate of earnings will be realistic;

     (2) the chart will depict accurately the effect of all fees and charges, or provide a narrative that prominently discloses all fees and charges;

     (3)  comparative  charts  for  accumulation  values  for  tax-deferred  and
          non-tax-deferred   investments   will  depict  the   implications   of
          withdrawals and surrenders; and

     (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

The rates of return illustrated in a chart will be hypothetical and not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from those illustrated in a chart.

                               ANNUITY PROVISIONS

Variable Annuity Payments

A Variable Annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable Subaccounts. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

The dollar amount of Subaccount annuity payments after the first is determined as follows:

     (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

     (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit Value

The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

     (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is equal to:

          (i) the net asset valu per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

          (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

          (iii)a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

     (b)  is equal to:

          (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

          (ii the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c)  is equal to:

          (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

          (ii) the  percentage  factor  representing  the  daily  Administrative
               Charge.

         The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.



Additional Provisions

The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

The Company will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.



                              FINANCIAL STATEMENTS

Our consolidated balance sheets and those of Variable Account A are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through their website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                           Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.





February 5, 1999

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                        December 31,            December 31,
                                                                            1998                   1997
                                                                        ------------------      ----------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                          $  5,065,014          $  4,995,019
        (cost: 1998 - $4,798,349: 1997 - $4,712,085)
     Equity securities:
         Common stock
         (cost: 1998 - $12,848: 1997 - $13,568)                                  26,659                27,254
         Non-redeemable preferred stocks
         (cost: 1998 - $13,544: 1997 - $565)                                     14,691                   567
Mortgage loans on real estate, net                                              544,401               554,521
Real estate, net of accumulated
 depreciation of $6,325 in 1998 and $6,823 in 1997                               19,587                25,450
Policy loans                                                                     10,281                10,682
Other invested assets                                                            84,156                58,048
Short-term investments                                                          252,565                79,893
Cash                                                                            157,187                   299
                                                                          -------------        --------------

    Total investments and cash                                                6,174,541             5,751,733


Amounts due from related parties                                                  5,433                 4,802
Investment income due and accrued                                                81,703                82,331
Premium and insurance balances receivable-net                                    16,172                13,459
Reinsurance assets                                                               27,234                20,609
Deferred policy acquisition costs                                                41,421                39,748
Separate and variable accounts                                                  319,632               241,541
Other assets                                                                      1,377                 2,020
                                                                         --------------        --------------

                                    Total assets                          $   6,667,513          $  6,156,243
                                                                           ============           ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                       December 31,           December 31,
                                                                           1998                  1997

Liabilities

  Policyholders' funds on deposit                                          $  3,607,190           $   3,513,621
  Future policy benefits                                                      1,694,572               1,662,751
  Reserve for unearned premiums                                                   4,751                   6,021
  Policy and contract claims                                                    318,614                  45,195
  Reserve for commissions, expenses and taxes                                     5,048                   4,568
  Insurance balances payable                                                     12,088                   4,624
  Federal income tax payable                                                      7,623                   3,071
  Deferred income taxes                                                          65,683                  70,900
  Amounts due to related parties                                                 15,231                   4,491
  Separate and variable accounts                                                319,632                 241,541
  Other liabilities                                                                 964                  24,277
                                                                       ----------------           -------------


                                    Total liabilities                         6,051,396               5,581,060
                                                                           -------------            -----------




Capital funds


  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                         3,225                   3,225
  Additional paid-in capital                                                    197,025                 197,025
  Retained earnings                                                             220,949                 190,252
  Accumulated other comprehensive income                                        194,918                 184,681
                                                                           ------------           -------------

                                    Total capital funds                         616,117                 575,183
                                                                           ------------            ------------


Total liabilities and capital funds                                        $  6,667,513             $ 6,156,243
                                                                            ===========              ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                            Years ended December 31,

                                                           1998                     1997                    1996
                                                       ------------             ------------            ------------
Revenues:
  Premiums                                             $   100,339              $     96,429           $    149,472
  Net investment income                                    455,176                   435,098                402,078
  Realized capital (losses) gains                           (1,694)                     (226)                   610
                                                       ------------            -------------           ------------


                     Total revenues                        553,821                   531,301                552,160
                                                         ---------                ----------              ---------


Benefits and expenses:
  Benefits to policyholders                                178,401                   165,157                163,377
  Increase in future policy benefits
   and policyholders' funds on deposit                     252,476                   221,192                284,936
  Acquisition and insurance expenses                        59,662                    58,231                 54,875
                                                        ----------               -----------             ----------

                    Total benefits and expenses            490,539                   444,580                503,188
                                                         ---------                ----------              ---------


Income before income taxes                                  63,282                    86,721                 48,972
                                                        ----------              ------------             ----------

Income taxes (benefits):
   Current                                                  33,357                    30,000                 26,853
   Deferred                                                (10,772)                      930                 (9,509)
                                                        ----------            --------------            ------------

                    Total income taxes                      22,585                    30,930                 17,344
                                                        ----------               -----------             ----------

Net income                                             $    40,697              $     55,791            $    31,628
                                                        ==========               ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1998                   1997                      1996
                                                       ------------           ------------             -------------
Common Stock

Balance at beginning of year                          $       3,225          $       3,225            $       3,225
                                                       ------------           ------------             ------------

Balance at end of year                                        3,225                  3,225                    3,225
                                                       ------------           ------------             ------------



Additional paid-in capital

Balance at beginning of year:                               197,025                197,025                  197,025
                                                         ----------             ----------               ----------

Balance at end of year                                      197,025                197,025                  197,025
                                                         ----------             ----------               ----------


Retained earnings
  Balance at beginning of year                              190,252                134,461                  152,833
  Net income                                                 40,697                 55,791                   31,628
  Dividends to Stockholders                                 (10,000)                  -                     (50,000)
                                                        -----------       ----------------              -----------

  Balance at end of year                                    220,949                190,252                  134,461
                                                         ----------             ----------               ----------


Accumulated other comprehensive income
  Balance at beginning of year                              184,681                135,431                  153,424
  Unrealized appreciation (depreciation) of
       investments - net of reclassification
       adjustments                                           (4,208)               104,775                 (103,367)
  Deferred income tax benefit (expense) on
       changes and future policy benefits                    14,445                (55,525)                  85,374
                                                        -----------           -------------             -----------

   Balance at end of year                                   194,918                184,681                  135,431
                                                         ----------            -----------               ----------



               Total capital funds                      $   616,117            $   575,183              $   470,142
                                                         ==========             ==========               ==========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                                      Years ended December 31,


                                                                            1998                1997             1996
                                                                       -------------        -----------      ------------

Cash flows from operating activities:
 Net income                                                             $    40,697         $     55,791     $     31,628
                                                                         ----------          -----------      -----------

Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains and losses included in income:
 Change in insurance reserves                                               323,971               44,065          107,134
 Change in premiums and insurance balances
  receivable and payable -net                                                 4,753               (3,201)            (117)
 Change in reinsurance assets                                                (6,624)               4,601           (2,658)
 Change in deferred policy acquisition costs                                 (1,674)              (3,992)          (4,530)
 Change in investment income due and accrued                                    628               (4,898)          (3,078)
 Realized capital losses (gains)                                              1,694                  226             (610)
 Change in current and deferred income taxes -net                            (6,220)                 243           (9,227)
 Change in reserves for commissions, expenses and taxes                         480                 (337)             472
 Change in other assets and liabilities - net                               (24,194)             (11,055)         (17,396)
                                                                         ----------          -----------      -----------
Total adjustments                                                           292,814               25,652           69,990
                                                                          ---------          -----------      -----------
 Net cash provided by operating activities                                  333,511               81,443          101,618
                                                                          ---------          -----------       ----------

Cash flows from investing activities:
 Cost of fixed maturities at market, sold                                   317,042              255,408          136,829
 Cost of fixed maturities at market, matured or redeemed                    824,480              435,831          424,317
 Cost of equity securities sold                                               1,413                7,422            4,877
 Cost of real estate sold                                                     5,107                    -                -
 Realized capital gains                                                      (1,694)               3,774              610
 Purchase of fixed maturities                                            (1,202,023)            (922,293)        (858,793)
 Purchase of equity securities                                              (13,671)              (3,000)          (4,149)
 Mortgage loans granted                                                    (140,623)             (89,717)        (124,280)
 Repayments of mortgage loans                                               150,803               44,733           59,577
 Change in policy loans                                                         401                  380              (71)
 Change in short-term investments                                          (172,672)             (19,560)          43,715
 Change in other invested assets                                            (12,118)               6,100           10,475
 Other - net                                                                (16,637)              (7,361)           8,270
                                                                         ----------         ------------     ------------
  Net cash used in investing activities                                    (260,192)            (288,283)        (298,623)
                                                                          ---------           ----------       ----------


Cash flows from financing activities:
 Change in policyholders' funds on deposit                                   93,569              205,413          247,626
 Dividends to stockholders                                                  (10,000)                -             (50,000)
                                                                         ----------     ----------------      -----------
    Net cash provided by financing activities                                83,569              205,413          197,626
                                                                         ----------           ----------       ----------


Change in cash                                                              156,888               (1,427)             621
Cash at beginning of year                                                       299                1,726            1,105
                                                                      -------------         ------------     ------------
Cash at end of year                                                     $   157,187       $          299    $       1,726
                                                                         ==========        =============     ============


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1998                   1997                      1996
                                                       ------------           ------------             -------------
Comprehensive income

Net income                                            $      40,697          $      55,791             $     31,628
                                                       ------------           ------------              -----------



Other comprehensive income

Unrealized appreciation (depreciation) of
     investments - net of reclassification
    adjustments                                              (4,208)               104,775                 (103,367)
 Changes due to deferred income tax benefit
    (expense) on changes and
    future policy benefits                                   14,445                (55,525)                  85,374
                                                        -----------           -------------             -----------

  Other comprehensive income                                 10,237                 49,250                  (17,993)
                                                        -----------           ------------              -----------

 Comprehensive income                                  $     50,934           $    105,041             $     13,635
                                                        ===========            ===========              ===========





                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: American International Life Assurance Company of New York (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident & health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in America Samoa, Virgin Islands and Guam.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of New York. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated life. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investment in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

     Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

     Policy loans are carried at the aggregate unpaid principal balance.

     Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998. FASB 130 had no impact on the Company's results of operations, financial condition or liquidity.

          FASB 131 establishes standards for the way companies are required to disclose information about their operating segments in annual financial statements and in interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 has been adopted for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires revised disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and other postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2000.

     In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 1999.

     In October 1998, AcSEC issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk,
     (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.


2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $17,889,000 and $17,850,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1998 and 1997, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                           Years ended December 31,
                                                  1998              1997               1996

        Fixed maturities                        $386,353            $378,724          $351,702
        Equity securities                          1,702               1,010             1,430
        Mortgage loans                            52,443              48,488            41,865
        Real estate                                2,782               3,097             2,835
        Policy loans                                 713                 832               794
        Cash and short-term investments            4,334               4,257             4,699
        Other invested assets                     11,209               2,878             2,662
                                               ---------           ---------         ---------
               Total investment income           459,536             439,286           405,987

        Investment expenses                        4,360               4,188             3,909
                                               ---------           ---------         ---------

               Net investment income            $455,176            $435,098          $402,078
                                                 =======             =======           =======

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1998, 1997 and 1996 are summarized below (in thousands):

                                                       Years ended  December  31,
                                                  1998           1997      1996
 Net  realized  gains  (losses) on investments:
Fixed maturities                                  $ (3,908)      $ -       $ (104)
Equity securities                                      124       3,774        714
Mortgage  loans                                         -       (4,000)        -
Real Estate                                          2,079         -           -
Other invested assets                                   11         -           -
                                                  -----------  --------  ---------

Net realized gains                                $ (1,694)      $(226)    $  610

                                                  =========   ========== =========

Change in unrealized appreciation
 (depreciation) of investments:

Fixed maturities                                  $(16,268)   $103,520  $(115,746)
Equity securities                                    1,272      (1,446)     5,482
Other invested assets                               10,788       2,701      6,897
                                                  --------    --------   --------
 Change in unrealized appreciation
        (depreciation) of investments             $ (4,208)   $104,775  $(103,367)
                                                  ========    ========  =========

     Proceeds from the sale of investments in fixed maturities during 1998, 1997 and 1996 were $317,042,000, $255,408,000 and $136,829,000, respectively.

     During  1998,  1997  and  1996,   gross  gains  of  $0,  $0  and  $636,000,
     respectively,   and  gross   losses  of   $3,908,000,   $0  and   $740,000,
     respectively, were realized on dispositions of fixed maturities.

     During  1998,  1997 and  1996,  gross  gains of  $126,000,  $3,774,000  and
     $714,000,   respectively,   and  gross   losses  of  $2,000,   $0  and  $0,
     respectively, were realized on dispositions of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments:

          At December 31, 1998 and 1997, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $15,424,000 and $14,017,000 and gross losses of $465,000 and $329,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1998  and  1997  are  as  follows  (in
          thousands):

                                                                              Gross             Gross
        1998                                               Amortized        Unrealized        Unrealized       Market
        ----                                                 Cost             Gains             Losses          Value
        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,248      $    24,760    $         10      $     92,998
           States, municipalities and
               political subdivisions                       778,621           51,462           1,252           828,831
           Foreign governments                               28,144            6,049              -             34,193
           All other corporate                            3,923,336          229,566          43,910         4,108,992
                                                          ---------         --------       ---------         ---------

        Total fixed maturities                          $ 4,798,349        $ 311,837       $  45,172       $ 5,065,014
                                                         ==========         ========        ========        ==========

                                                                              Gross             Gross
        1997                                               Amortized        Unrealized        Unrealized       Market
        ----                                                 Cost             Gains             Losses          Value
        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,005      $    19,308    $         13      $     87,300
           States, municipalities and
               political subdivisions                       837,054           49,827             538           886,343
           Foreign governments                               28,581            4,887              -             33,468
           All other corporate                            3,778,445          217,162           7,699         3,987,908
                                                          ---------         --------      ----------         ---------

        Total fixed maturities                          $ 4,712,085        $ 291,184       $   8,250       $ 4,995,019
                                                         ==========         ========        ========        ==========

     The amortized cost and estimated market value of fixed maturities available for sale at December 31, 1998, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                               Estimated
                                                                       Amortized                 Market
                                                                          Cost                   Value

        Due in one year or less                                      $   418,615             $   435,491
        Due after one year through five years                          1,704,360               1,803,733
        Due after five years through ten years                         1,473,513               1,538,410
        Due after ten years                                            1,201,861               1,287,380
                                                                       ---------               ---------

                                                                      $4,798,349              $5,065,014
                                                                       =========               =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1998 and 1997, the market value of the CMO portfolio was $986,103,000 and $966,144,000, respectively; the estimated amortized cost was approximately $944,790,000 in 1998 and $917,919,000 in 1997. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1998 and
          1997, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $528,461,000 and $384,067,000, respectively, and an aggregate market value of $510,316,000 and $391,862,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following company exceeded 10% of the Company's total capital funds at December 31, 1998 (in thousands):

        Fixed Maturities:
        Chase Manhattan Corp                       $   64,240


3.   Deferred Policy Acquisition Costs

     The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                   Years ended December 31,
                                         1998         1997            1996
    Balance at beginning of year        $39,748       $35,754        $31,225
    Acquisition costs deferred            7,323         9,109          8,482
    Amortization charged to income       (5,650)       (5,115)        (3,953)
                                         ------       -------        -------
    Balance at end of year              $41,421       $39,748        $35,754
                                        =======       =======        =======

4.  Future Policy Benefits and Policyholders' Funds on Deposit

(a)  The  analysis of the future  policy  benefits and  policyholders'  funds on
     deposit   liabilities  as  at  December  31,  1998  and  1997  follows  (in thousands):

                                                         1998                    1997
                                                         ----                    ----
        Future policy benefits:
        Long duration contracts                       $1,673,267              $1,643,141
        Short duration contracts                          21,305                  19,610
                                                     -----------             -----------
                                                      $1,694,572              $1,662,751
                                                       =========               =========

        Policyholder funds on deposit:
        Annuities                                     $2,813,969              $2,703,407
        Guaranteed investment contracts (GICs)           685,336                 704,064
        Universal life                                   101,919                 100,801
        Other investment contracts                         5,966                   5,349
                                                     -----------            ------------
                                                      $3,607,190              $3,513,621
                                                       =========               =========

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

          (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 14.1 percent.

     (c) The liability for policyholders' fund on deposit has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.1 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 8.1 percent and maturities range from 1 to 20 years.

          (iii)The universal life funds have credited interest rates of 5.6 percent to 7.5 percent and guarantees ranging from 3.5 percent to
               5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.   Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1998, 1997 and 1996. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                        Years ended December 31,

                                                     1998                       1997                         1996
                                          ---------------------------  -------------------------   ------------------------
                                                       Percent                     Percent                     Percent
                                                           of                         of                         of
                                                       pre-tax                     pre-tax                     pre-tax
                                                      operating                   operating                   operating
                                           Amount       Income            Amount    Income            Amount    Income
        "Expected" income tax
              expense                        $22,149      35.0%          $30,352      35.0%          $17,140      35.0%
        State income tax                         194       0.3               487       0.6               578       1.2
        Other                                    242       0.4                91       0.1              (374)     (0.8)
                                           ---------     -----        ----------     -----        ----------     -----
        Actual income
              tax expense                    $22,585      35.7%          $30,930      35.7%          $17,344      35.4%
                                              ======      ====            ======      ====            ======      ====


     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                    Years ended December 31,
                                                                    1998                     1997
         Deferred tax assets:
           Adjustments to mortgage loans and
                 investment income due and accrued               $   6,576                 $   6,619
           Adjustment to life reserves                              42,482                    34,996
           Deferred policy acquisition costs                         5,558                         -
           Other                                                       937                     2,065
                                                                ----------                  --------
                                                                    55,553                    43,680
                                                                  --------                   -------
         Deferred tax liabilities:
            Deferred policy acquisition costs                $         -                   $   1,647
            Fixed maturities discount                               12,376                    11,710
            Unrealized appreciation on investments                 105,059                    99,504
    Other                                                            3,801                     1,719
                                                                 ---------                 ---------
                                                                   121,236                   114,580
                                                                   -------                   -------

          Net deferred tax liability                              $ 65,683                  $ 70,900
                                                                   =======                   =======

     (c)  At December 31, 1998,  accumulated earnings of the Company for Federal
          income   tax   purposes    include    approximately    $2,879,000   of
          "Policyholders'  Surplus" as defined under the Code.  Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions  from  "Policyholders'
          Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1998, 1997, and 1996 amounted to $26,796,000, $30,269,000, and $25,353,000, respectively.

6.   Commitments and Contingent Liabilities

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

     The Company is a limited  partner in Chardon/Hato  Rey Partnership  (Puerto
     Rico). The partnership agreement requires the Company to make an additional capital contribution of up to $3,000,000 to cover construction cost overruns or operating deficits. Construction was completed in 1992, the building is fully leased and profitable; therefore, no demands are foreseen.

     During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. The agreement requires the Company to make capital contributions totaling $50,000,000. Contributions totaling $10,963,000 have been made through December 31, 1998.

     During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $1,868,000 have been made through December 31, 1998.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            1998
                                                                       Fair             Carrying
                                                                       Value             Amount
        Cash and short-term investments                          $     409,752      $      409,752
        Fixed maturities                                             5,065,014           5,065,014
        Equity securities                                               41,350              41,350
        Mortgage and policy loans                                      586,819             554,682

        Policyholders' funds on deposit                             $3,748,401          $3,607,190

          1997
                                                                       Fair             Carrying
                                                                       Value             Amount
        Cash and short-term investments                           $     80,192       $      80,192
        Fixed maturities                                             4,995,019           4,995,019
        Equity securities                                               27,821              27,821
        Mortgage and policy loans                                      599,353             565,203
        Interest rate cap                                                    -                  57

        Policyholders' funds on deposit                             $3,586,022          $3,513,621

8.  Capital Funds

     (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. During 1998, the Company paid a $10,000,000 dividend to its stockholders.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $337,170,000 at December 31, 1998 and $321,546,000 at December 31, 1997. Statutory net income amounted to $35,386,000, $58,205,000 and $48,474,000 for 1998, 1997 and 1996,
          respectively.

     (c)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(1,694,000), $(226,000), and $610,000 for December 31, 1998, 1997 and 1996,
          respectively.

9.  Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1998, 1997 and 1996 were approximately $238,000, $306,000 and $241,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1998 by $100,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 1998, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $70,733,000 at December 31, 1998 and $70,377,000 at December 31, 1997.

     (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (e)  The Parent  applies APB  Opinion 25  "Accounting  for Stock  issued to
          Employees" and related interpretations in accounting for its stock based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1998, the future minimum lease payments under operating leases were as follows:

                         Year                                Payments
                         1999                               $ 1,393
                         2000                                   946
                         2001                                   730
                         2002                                   292
                         2003                                   276
                         Remaining years after 2004             506

                         Total                              $ 4,143

          Rent expense approximated $1,604,000, $1,398,000 and $866,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

     (b) Sublease Income - The Company does not participate in sublease agreements.


11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12).

          The  effect  of  all  reinsurance  contracts,   including  reinsurance
          assumed, is as follows (in thousands, except percentages):

                                                                                                              Percentage
                                                                                                              of Amount
      December 31, 1998                                                                                        Assumed
                                             Gross             Ceded         Assumed              Net             to Net

        Life Insurance in Force             $5,157,694          $579,949   $         446         $4,578,191         -
                                            ==========          ========   =============         ==========
        Premiums:
          Life                                  55,199             3,320              75             51,954        0.1%
          Accident and Health                   16,144             6,470          23,215             32,889       70.6%
          Annuity                               15,496               -               -               15,496         -
                                        --------------     --------------  -------------       ------------

        Total Premiums                   $      86,839         $   9,790     $    23,290        $   100,339       23.2%
                                         =============         =========     ===========        ===========



                                                                                                              Percentage
                                                                                                              of Amount
      December 31, 1997                                                                                        Assumed
                                             Gross             Ceded         Assumed              Net             to Net

        Life Insurance in Force             $4,900,999          $408,340      $    3,061         $4,495,720        0.1%
                                            ==========          ========      ==========         ==========

        Premiums:
          Life                                  25,690             2,805              83             22,968        0.4%
          Accident and Health                   16,266             6,470          22,449             32,245       69.6%
          Annuity                               41,216               -               -               41,216         -
                                          ------------        ----------   -------------        -----------

        Total Premiums                     $    83,172         $   9,275       $  22,532        $    96,429       23.4%
                                           ===========         =========       =========        ===========


                                                                                                              Percentage
                                                                                                              of Amount
      December 31, 1996                                                                                        Assumed
                                             Gross             Ceded         Assumed              Net             to Net
        Life Insurance in Force             $4,776,324          $638,583      $    3,282         $4,141,023        0.1%
                                            ==========          ========      ==========         ==========

        Premiums:
          Life                                  25,625             3,788              82             21,919        0.4%
          Accident and Health                   20,553             6,729          22,009             35,833       61.4%
          Annuity                               92,441               721             -               91,720         -
                                          ------------      ------------   -------------        -----------

        Total Premiums                     $   138,619         $  11,238       $  22,091         $  149,472       14.8%
                                           ===========         =========       =========         ==========

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $12,396,000, $6,110,000 and $7,176,000 respectively, for the years ended December 31, 1998, 1997 and 1996.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $89,000 and $2,000, respectively, for the year ended December 31, 1998. Premium income and commission ceded for 1997 amounted to $144,000 and $2,000, respectively. Premium income and commission ceded for 1996 amounted to $857,000 and $2,000, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $19,536,000 and $(545,000), respectively, for 1998, compared to $20,661,000 and $(602,000), respectively, for 1997, and $20,764,000 and $(120,000), respectively, for 1996.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $5,124,000 in premiums relating to this business for 1998, $5,769,000 for 1997, and $5,142,000 for 1996.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1998, 1997 and 1996, the Company was charged $23,757,000, $22,079,000 and $24,204,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $28,405,000, $26,941,000 and $21,198,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) During 1997, a reinsurance treaty between the Company and Delaware American Life Insurance Company (Delam) covering certain annuity policies was terminated. Upon cancellation of this agreement, assets totaling $24,030,000 were transferred from Delam to the Company.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of
American International Life Assurance Company of New York
Variable Account A

In our opinion, the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account A (comprising fifty-five subaccounts, hereafter collectively referred to as "Variable Account A") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account A at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of Variable Account A; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.






March 12, 1999

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments at Market Value:

                                                                           Shares            Cost             Market Value
                                                                     ---------------------------------------------------------
                                                                     ---------------------------------------------------------
           Aim
              Capital Appreciation Portfolio                                 9,760.366         $ 204,230            $ 245,960
              International Equity Portfolio                                 9,035.897           172,112              177,285
           Alliance
              Money Market Portfolio                                    13,751,669.200        13,751,671           13,751,671
              Premier Growth Portfolio                                   2,066,921.540        41,012,089           64,136,580
              Growth and Income Portfolio                                2,796,636.501        50,783,290           61,078,542
              International Portfolio                                      602,306.045         9,182,028            9,739,289
              Short-term Multi-Market Portfolio                            124,343.718         1,265,950            1,255,872
              Global Bond Portfolio                                        209,308.318         2,404,115            2,599,599
              U.S. Government High Grade Portfolio                         816,749.101         9,534,463           10,021,512
              Global Dollar Government Portfolio                           178,960.282         2,472,239            1,821,815
              North American Government Portfolio                          553,110.075         7,027,702            6,941,531
              Utility Income Portfolio                                     358,416.430         5,207,561            6,774,070
              Conservative Investors Portfolio                             574,276.874         7,031,632            8,057,109
              Growth Investors Portfolio                                   259,511.357         3,662,385            4,237,818
              Growth Portfolio                                           1,835,270.299        33,388,218           50,011,118
              Total Return Portfolio                                       578,181.073         9,198,020           10,441,949
              Worldwide Privatization Portfolio                            514,210.611         7,509,285            7,615,464
              Technology Portfolio                                         973,810.143        12,899,573           18,667,935
              Quasar Portfolio                                             976,382.004        11,723,401           10,876,898
              Real Estate Portfolio                                        201,000.761         2,319,361            1,965,788
              High Yield Portfolio                                         159,063.605         1,674,439            1,581,093
           Dreyfus
              Stock Index Portfolio                                         77,534.961         2,068,665            2,521,440
              Zero Coupon 2000 Portfolio                                     4,403.497            54,298               55,046
              Small Company Stock Portfolio                                  8,758.568           135,155              132,164
           Fidelity
              Money Market Portfolio                                     1,452,972.070         1,452,972            1,452,972
              Asset Manager Portfolio                                       58,553.570           992,909            1,063,333
              Growth Profolio                                               64,609.300         2,276,854            2,899,022
              High Income Portfolio                                         45,112.354           574,145              520,149
              Investment Grade Bond Portfolio                               47,802.215           595,851              619,517
              Overseas Portfolio                                            15,794.210           307,849              316,671
              Contrafund Portfolio                                           9,531.198           201,722              232,943
           Van Eck
              Worldwide Hard Assets Portolio                                 2,288.789            32,580               21,057
           Weiss, Peck and Greer
              Tomorrow Short Term Portfolio                                 27,261.289           265,794              287,333
              Tomorrow Medium Term Portfolio                                13,972.292           117,918              131,757
              Tomorrow Long Term Portfolio                                   4,613.637            36,295               42,584
                                                                                       ------------------  -------------------
              Total Investments                                                            $ 241,536,771          302,294,886
                                                                                                           -------------------
                   Total Assets                                                                                 $ 302,294,886
                                                                                                           ===================

EQUITY:                                                                                                    -------------------
           Contract Owners' Equity                                                                              $ 302,294,886
                                                                                                           -------------------
                   Total Equity                                                                                 $ 302,294,886
                                                                                                           ===================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1998

                                                                              Aim                     Aim
                                                                            Capital              International
                                                                          Appreciation              Equity
                                                     Total                 Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                         $14,493,528                  $6,458                   $988
Expenses:
    Mortality & Expense Risk Fees                       3,271,933                   1,494                    924
    Daily Administrative Charges                          387,370                     179                    110
                                               -------------------     -------------------     ------------------
Net Investment Income (Loss)                           10,834,225                   4,785                    (46)
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       10,438,274                 (16,335)                 9,402
    Change in Unrealized Appreciation
        (Depreciation)                                 29,595,275                  41,731                  5,173
                                               -------------------     -------------------     ------------------
    Net Gain (Loss) on Investments                     40,033,549                  25,396                 14,575
                                               -------------------     -------------------     ------------------
Increase (Decrease) in Net Assets
    Resulting From Operations                         $50,867,774                 $30,181                $14,529
                                               ===================     ===================     ==================

                                                                                                   Alliance
                                                    Alliance                Alliance                Growth
                                                     Money                  Premier                    &
                                                     Market                  Growth                 Income
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                            $616,217                 $46,770             $5,460,909
Expenses:
    Mortality & Expense Risk Fees                         159,593                 611,104                691,650
    Daily Administrative Charges                           19,069                  71,307                 81,569
                                               -------------------     -------------------     ------------------
Net Investment Income (Loss)                              437,555                (635,641)             4,687,690
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                0               2,288,009              2,135,652
    Change in Unrealized Appreciation
        (Depreciation)                                          0              16,664,165              2,168,119
                                               -------------------     -------------------     ------------------
    Net Gain (Loss) on Investments                              0              18,952,174              4,303,771
                                               -------------------     -------------------     ------------------
Increase (Decrease) in Net Assets
    Resulting From Operations                            $437,555             $18,316,533             $8,991,461
                                               ===================     ===================     ==================

                                                                            Alliance               Alliance
                                                    Alliance               Short-Term               Global
                                                 International            Multi-Market               Bond
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                            $462,340                 $96,486                $48,421
Expenses:
    Mortality & Expense Risk Fees                         114,976                  12,378                 31,044
    Daily Administrative Charges                           13,508                   1,471                  3,702
                                               -------------------     -------------------     ------------------
Net Investment Income (Loss)                              333,856                  82,637                 13,675
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          154,502                 (27,830)                 7,520
    Change in Unrealized Appreciation
        (Depreciation)                                    395,220                  (9,123)               272,864
                                               -------------------     -------------------     ------------------
    Net Gain (Loss) on Investments                        549,722                 (36,953)               280,384
                                               -------------------     -------------------     ------------------
Increase (Decrease) in Net Assets
    Resulting From Operations                            $883,578                 $45,684               $294,059
                                               ===================     ===================     ==================

                                                    Alliance
                                                      U.S.                  Alliance               Alliance
                                                   Government                Global                  North
                                                      High                   Dollar                American
                                                     Grade                 Government             Government
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                            $415,054                $318,634               $478,155
Expenses:
    Mortality & Expense Risk Fees                         107,905                  30,743                 86,562
    Daily Administrative Charges                           12,870                   3,735                 10,394
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                              294,279                 284,156                381,199
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          164,358                (317,039)                66,552
    Change in Unrealized Appreciation
        (Depreciation)                                     86,705                (617,050)              (325,686)
                                               -------------------     -------------------     ------------------

    Net Gain (Loss) on Investments                        251,063                (934,089)              (259,134)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $545,342               ($649,933)              $122,065
                                               ===================     ===================     ==================

                                                    Alliance                Alliance               Alliance
                                                    Utility               Conservative              Growth
                                                     Income                Investors               Investors
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                            $162,881                $515,990               $240,069
Expenses:
    Mortality & Expense Risk Fees                          75,338                 100,571                 35,913
    Daily Administrative Charges                            8,930                  12,013                  4,280
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                               78,613                 403,406                199,876
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          641,925                 313,987                119,932
    Change in Unrealized Appreciation
        (Depreciation)                                    509,576                 223,741                270,107
                                               -------------------     -------------------     ------------------

    Net Gain (Loss) on Investments                      1,151,501                 537,728                390,039
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $1,230,114                $941,134               $589,915
                                               ===================     ===================     ==================

                                                                            Alliance               Alliance
                                                    Alliance                 Total                 Worldwide
                                                     Growth                  Return              Privatization
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                          $2,636,236                $988,194               $470,157
Expenses:
    Mortality & Expense Risk Fees                         554,134                 132,973                 94,966
    Daily Administrative Charges                           65,764                  15,857                 11,387
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                            2,016,338                 839,364                363,804
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        2,941,214                 734,362                225,139
    Change in Unrealized Appreciation
        (Depreciation)                                  5,492,858                (185,341)              (124,847)
                                               -------------------     -------------------     ------------------

    Net Gain (Loss) on Investments                      8,434,072                 549,021                100,292
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                         $10,450,410              $1,388,385               $464,096
                                               ===================     ===================     ==================

                                                                                                   Alliance
                                                    Alliance                Alliance                 Real
                                                   Technology                Quasar                 Estate
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                             $16,853                $824,295                $48,623
Expenses:
    Mortality & Expense Risk Fees                         165,018                 120,529                 27,838
    Daily Administrative Charges                           19,419                  14,528                  3,349
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                             (167,584)                689,238                 17,436
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        1,005,890                  32,590                (30,554)
    Change in Unrealized Appreciation
        (Depreciation)                                  6,069,192              (1,504,214)              (550,595)
                                               -------------------     -------------------     ------------------

    Net Gain (Loss) on Investments                      7,075,082              (1,471,624)              (581,149)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $6,907,498               ($782,386)             ($563,713)
                                               ===================     ===================     ==================

                                                                                                    Dreyfus
                                                    Alliance                Dreyfus                  Zero
                                                      High                   Stock                  Coupon
                                                     Yield                   Index                   2000
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                              $1,255                 $30,353                 $2,898
Expenses:
    Mortality & Expense Risk Fees                          11,363                  22,934                    672
    Daily Administrative Charges                            1,375                   2,739                     81
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                              (11,483)                  4,680                  2,145
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          (78,277)                $68,083                    $24
    Change in Unrealized Appreciation
        (Depreciation)                                    (93,678)                347,717                    837
                                               -------------------     -------------------     ------------------

    Net Gain (Loss) on Investments                       (171,955)                415,800                    861
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                           ($183,438)               $420,480                 $3,006
                                               ===================     ===================     ==================

                                                    Dreyfus
                                                     Small                  Fidelity               Fidelity
                                                    Company                  Money                   Asset
                                                     Stock                   Market                 Manager
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                                $406                 $57,955                $93,601
Expenses:
    Mortality & Expense Risk Fees                             950                  13,706                 11,951
    Daily Administrative Charges                              115                   1,638                  1,433
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                                 (659)                 42,611                 80,217
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          ($3,746)                      0                 22,479
    Change in Unrealized Appreciation
        (Depreciation)                                     (2,354)                      0                 13,407
                                               -------------------     -------------------     ------------------
    Net Gain (Loss) on Investments                         (6,100)                      0                 35,886
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             ($6,759)                $42,611               $116,103
                                               ===================     ===================     ==================

                                                                                                    Fidelity
                                                                            Fidelity               Investment
                                                    Fidelity                  High                   Grade
                                                     Growth                  Income                  Bond
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                            $201,722                 $48,626                $11,173
Expenses:
    Mortality & Expense Risk Fees                          26,637                   6,124                  4,541
    Daily Administrative Charges                            3,185                     739                    542
                                               -------------------     -------------------     ------------------
Net Investment Income (Loss)                              171,900                  41,763                  6,090
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                           38,071                  (6,270)                 2,723
    Change in Unrealized Appreciation
        (Depreciation)                                    489,770                 (79,131)                18,900
                                               -------------------     -------------------     ------------------

    Net Gain (Loss) on Investments                        527,841                 (85,401)                21,623
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $699,741                ($43,638)               $27,713
                                               ===================     ===================     ==================

                                                                                                    Van Eck
                                                                                                   Worldwide
                                                    Fidelity                Fidelity                 Hard
                                                    Overseas               Contrafund               Assets
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                             $25,840                  $4,709                $14,866
Expenses:
    Mortality & Expense Risk Fees                           4,255                   2,301                    679
    Daily Administrative Charges                              512                     277                     76
                                               -------------------     -------------------     ------------------

Net Investment Income (Loss)                               21,073                   2,131                 14,111
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                           15,304                   2,239                (24,422)
    Change in Unrealized Appreciation
        (Depreciation)                                       (540)                 31,221                 (8,704)
                                               -------------------     -------------------     ------------------
    Net Gain (Loss) on Investments                         14,764                  33,460                (33,126)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             $35,837                 $35,591               ($19,015)
                                               ===================     ===================     ==================

                                                                            Van Eck                  WP&G
                                                    Van Eck                Worldwide               Tomorrow
                                                   Worldwide                Emerging                 Short
                                                    Balanced                Markets                  Term
                                                   Portfolio               Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                            $124,355                      $0                $13,519
Expenses:
    Mortality & Expense Risk Fees                           3,661                     483                  4,025
    Daily Administrative Charges                              434                      60                    483
                                               -------------------     -------------------     ------------------
Net Investment Income (Loss)                              120,260                    (543)                 9,011
                                               -------------------     -------------------     ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          (40,663)                (20,345)                11,415
    Change in Unrealized Appreciation
        (Depreciation)                                    (30,005)                      0                 12,275
                                               -------------------     -------------------     ------------------
    Net Gain (Loss) on Investments                        (70,668)                (20,345)                23,690
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             $49,592                ($20,888)               $32,701
                                               ===================     ===================     ==================

                                                      WP&G                    WP&G
                                                    Tomorrow                Tomorrow
                                                     Medium                   Long
                                                      Term                    Term
                                                   Portfolio               Portfolio
Investment Income (Loss):
    Dividends                                              $7,883                    $637
Expenses:
    Mortality & Expense Risk Fees                           1,522                     476
    Daily Administrative Charges                              183                      57
                                               -------------------     -------------------
Net Investment Income (Loss)                                6,178                     104
                                               -------------------     -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                              191                   2,192
    Change in Unrealized Appreciation
        (Depreciation)                                     10,567                   2,398
                                               -------------------     -------------------
    Net Gain (Loss) on Investments                         10,758                   4,590
                                               -------------------     -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             $16,936                  $4,694
                                               ===================     ===================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1998 and December 31, 1997

                                      1998
                                                                              Aim                     Aim
                                                                            Capital              International
                                                                          Appreciation              Equity
                                                     Total                 Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      $10,834,225                  $4,785                   ($46)
    Realized Gain (Loss) on Investment Activity        10,438,274                 (16,335)                 9,402
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  29,595,275                  41,731                  5,173
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                    50,867,774                  30,181                 14,529
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                  56,857,846                  90,938                 22,124
    Administrative Charges                                (90,895)                     (8)                   (50)
    Transfers Between Funds                               251,897                 124,849                144,260
    Contract Withdrawals                              (23,552,559)                      0                 (3,408)
    Deferred Sales Charges                               (651,153)                      0                   (170)
    Death Benefits                                     (2,785,014)                      0                      0
    Annuity Payments                                         (558)                      0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                          30,029,564                 215,779                162,756
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                80,897,338                 245,960                177,285
Net Assets, at Beginning of Year                      221,397,548                       0                      0
                                               -------------------     -------------------     ------------------
Net Assets, at End of Year                           $302,294,886                $245,960               $177,285
                                               ===================     ===================     ==================



                                                                                                   Alliance
                                                    Alliance                Alliance                Growth
                                                     Money                  Premier                    &
                                                     Market                  Growth                 Income
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $437,555               ($635,641)            $4,687,690
    Realized Gain (Loss) on Investment Activity                 0               2,288,009              2,135,652
    Change in Unrealized Appreciation
        (Depreciation) of Investments                           0              16,664,165              2,168,119
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                       437,555              18,316,533              8,991,461
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                  21,166,899               7,527,997              7,051,000
    Administrative Charges                                 (3,300)                (16,218)               (18,739)
    Transfers Between Funds                           (14,724,549)              7,283,211              3,088,959
    Contract Withdrawals                               (3,293,896)             (4,205,714)            (4,526,236)
    Deferred Sales Charges                                (74,841)               (121,577)              (119,369)
    Death Benefits                                       (241,701)               (450,253)              (551,309)
    Annuity Payments                                            0                    (105)                  (137)
                                               -------------------     -------------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           2,828,612              10,017,341              4,924,169
                                               -------------------     -------------------     ------------------
Total Increase (Decrease) in Net Assets                 3,266,167              28,333,874             13,915,630
Net Assets, at Beginning of Year                       10,485,504              35,802,706             47,162,912
                                               -------------------     -------------------     ------------------
Net Assets, at End of Year                            $13,751,671             $64,136,580            $61,078,542
                                               ===================     ===================     ==================


                                                                            Alliance               Alliance
                                                    Alliance               Short-Term               Global
                                                 International            Multi-Market               Bond
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $333,856                 $82,637                $13,675
    Realized Gain (Loss) on Investment Activity           154,502                 (27,830)                 7,520
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     395,220                  (9,123)               272,864
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                       883,578                  45,684                294,059
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                     850,046                 420,126                247,256
    Administrative Charges                                 (3,706)                   (273)                  (645)
    Transfers Between Funds                               371,972                 (70,394)               171,261
    Contract Withdrawals                                 (516,115)                (17,148)              (142,284)
    Deferred Sales Charges                                (12,428)                     (5)                (2,696)
    Death Benefits                                        (52,698)                 (4,762)               (28,499)
    Annuity Payments                                            0                       0                   (128)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             637,071                 327,544                244,265
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                 1,520,649                 373,228                538,324
Net Assets, at Beginning of Year                        8,218,640                 882,644              2,061,275
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                             $9,739,289              $1,255,872             $2,599,599
                                               ===================     ===================     ==================


                                                    Alliance
                                                      U.S.                  Alliance               Alliance
                                                   Government                Global                  North
                                                      High                   Dollar                American
                                                     Grade                 Government             Government
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $294,279                $284,156               $381,199
    Realized Gain (Loss) on Investment Activity           164,358                (317,039)                66,552
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      86,705                (617,050)              (325,686)
                                               -------------------     -------------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       545,342                (649,933)               122,065
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                   1,452,330                 249,356              1,280,290
    Administrative Charges                                 (3,016)                 (1,038)                (2,728)
    Transfers Between Funds                             1,335,843                (370,071)               108,114
    Contract Withdrawals                                 (637,383)               (190,837)              (534,403)
    Deferred Sales Charges                                (18,045)                 (4,935)               (18,089)
    Death Benefits                                        (97,455)               (127,935)              (288,039)
    Annuity Payments                                          (55)                      0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           2,032,219                (445,460)               545,145
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                 2,577,561              (1,095,393)               667,210
Net Assets, at Beginning of Year                        7,443,951               2,917,208              6,274,321
                                               -------------------     -------------------     ------------------
Net Assets, at End of Year                            $10,021,512              $1,821,815             $6,941,531
                                               ===================     ===================     ==================




                                                    Alliance                Alliance               Alliance
                                                    Utility               Conservative              Growth
                                                     Income                Investors               Investors
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $78,613                $403,406               $199,876
    Realized Gain (Loss) on Investment Activity           641,925                 313,987                119,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     509,576                 223,741                270,107
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                     1,230,114                 941,134                589,915
                                               -------------------     -------------------     ------------------


Capital Transactions:
    Contract Deposits                                     796,567                 710,692                390,101
    Administrative Charges                                 (1,585)                 (2,769)                (1,177)
    Transfers Between Funds                               939,723                 511,254                969,622
    Contract Withdrawals                               (1,365,976)             (1,351,101)              (149,706)
    Deferred Sales Charges                                (48,997)                (46,083)                (2,335)
    Death Benefits                                        (14,797)                (69,176)               (18,713)
    Annuity Payments                                            0                       0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             304,935                (247,183)             1,187,792
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                 1,535,049                 693,951              1,777,707
Net Assets, at Beginning of Year                        5,239,021               7,363,158              2,460,111
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                             $6,774,070              $8,057,109             $4,237,818
                                               ===================     ===================     ==================


                                                                            Alliance               Alliance
                                                    Alliance                 Total                 Worldwide
                                                     Growth                  Return              Privatization
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $2,016,338                $839,364               $363,804
    Realized Gain (Loss) on Investment Activity         2,941,214                 734,362                225,139
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   5,492,858                (185,341)              (124,847)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                    10,450,410               1,388,385                464,096
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                   3,750,764               1,339,194                733,930
    Administrative Charges                                (18,369)                 (2,538)                (2,968)
    Transfers Between Funds                              (657,218)                308,181                (87,302)
    Contract Withdrawals                               (3,108,159)             (1,507,157)              (374,824)
    Deferred Sales Charges                                (79,977)                (46,499)                (8,504)
    Death Benefits                                       (265,172)               (251,881)               (64,930)
    Annuity Payments                                            0                       0                    (80)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            (378,131)               (160,700)               195,322
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                10,072,279               1,227,685                659,418
Net Assets, at Beginning of Year                       39,938,839               9,214,264              6,956,046
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                            $50,011,118             $10,441,949             $7,615,464
                                               ===================     ===================     ==================


                                                                                                   Alliance
                                                    Alliance                Alliance                 Real
                                                   Technology                Quasar                 Estate
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($167,584)               $689,238                $17,436
    Realized Gain (Loss) on Investment Activity         1,005,890                  32,590                (30,554)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   6,069,192              (1,504,214)              (550,595)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                     6,907,498                (782,386)              (563,713)
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                   1,562,210               1,550,640                640,690
    Administrative Charges                                 (5,002)                 (2,943)                  (651)
    Transfers Between Funds                            (1,245,997)              2,441,645               (200,779)
    Contract Withdrawals                                 (607,189)               (490,064)              (145,399)
    Deferred Sales Charges                                (16,267)                (18,826)                (5,417)
    Death Benefits                                       (175,849)                (66,749)               (15,096)
    Annuity Payments                                            0                       0                    (53)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            (488,094)              3,413,703                273,295
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                 6,419,404               2,631,317               (290,418)
Net Assets, at Beginning of Year                       12,248,531               8,245,581              2,256,206
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                            $18,667,935             $10,876,898             $1,965,788
                                               ===================     ===================     ==================



                                                                                                    Dreyfus
                                                    Alliance                Dreyfus                  Zero
                                                      High                   Stock                  Coupon
                                                     Yield                   Index                   2000
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         ($11,483)                 $4,680                 $2,145
    Realized Gain (Loss) on Investment Activity           (78,277)                 68,083                     24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     (93,678)                347,717                    837
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                      (183,438)                420,480                  3,006
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                     468,713                 413,908                      0
    Administrative Charges                                   (176)                   (660)                   (26)
    Transfers Between Funds                             1,358,270                 620,342                      0
    Contract Withdrawals                                 (102,701)                (37,834)                     0
    Deferred Sales Charges                                 (1,975)                   (217)                     0
    Death Benefits                                              0                       0                      0
    Annuity Payments                                            0                       0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           1,722,131                 995,539                    (26)
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                 1,538,693               1,416,019                  2,980
Net Assets, at Beginning of Year                           42,400               1,105,421                 52,066
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                             $1,581,093              $2,521,440                $55,046
                                               ===================     ===================     ==================



                                                    Dreyfus
                                                     Small                  Fidelity               Fidelity
                                                    Company                  Money                   Asset
                                                     Stock                   Market                 Manager
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            ($659)                $42,611                $80,217
    Realized Gain (Loss) on Investment Activity            (3,746)                      0                 22,479
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      (2,354)                      0                 13,407
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                        (6,759)                 42,611                116,103
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                      10,000               3,057,276                130,159
    Administrative Charges                                    (54)                   (301)                  (301)
    Transfers Between Funds                               109,583              (2,370,380)               199,317
    Contract Withdrawals                                   (2,575)                (91,878)               (19,543)
    Deferred Sales Charges                                   (116)                 (2,687)                   (27)
    Death Benefits                                              0                       0                      0
    Annuity Payments                                            0                       0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             116,838                 592,030                309,605
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                   110,079                 634,641                425,708
Net Assets, at Beginning of Year                           22,085                 818,331                637,625
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                               $132,164              $1,452,972             $1,063,333
                                               ===================     ===================     ==================


                                                                                                   Fidelity
                                                                            Fidelity              Investment
                                                    Fidelity                  High                   Grade
                                                     Growth                  Income                  Bond
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $171,900                 $41,763                 $6,090
    Realized Gain (Loss) on Investment Activity            38,071                  (6,270)                 2,723
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     489,770                 (79,131)                18,900
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                       699,741                 (43,638)                27,713
                                               -------------------     -------------------     ------------------


Capital Transactions:
    Contract Deposits                                     559,593                  47,636                152,122
    Administrative Charges                                   (706)                   (164)                  (153)
    Transfers Between Funds                               283,192                 183,647                251,128
    Contract Withdrawals                                  (47,271)                (14,489)               (16,156)
    Deferred Sales Charges                                   (280)                    (74)                  (252)
    Death Benefits                                              0                       0                      0
    Annuity Payments                                            0                       0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             794,528                 216,556                386,689
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                 1,494,269                 172,918                414,402
Net Assets, at Beginning of Year                        1,404,753                 347,231                205,115
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                             $2,899,022                $520,149               $619,517
                                               ===================     ===================     ==================


                                                                                                    Van Eck
                                                                                                   Worldwide
                                                    Fidelity                Fidelity                 Hard
                                                    Overseas               Contrafund               Assets
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $21,073                  $2,131                $14,111
    Realized Gain (Loss) on Investment Activity            15,304                   2,239                (24,422)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        (540)                 31,221                 (8,704)
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                        35,837                  35,591                (19,015)
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                      45,000                 125,289                      0
    Administrative Charges                                   (155)                    (91)                   (23)
    Transfers Between Funds                              (150,399)                 73,044                (59,602)
    Contract Withdrawals                                  (18,179)                   (862)                (2,481)
    Deferred Sales Charges                                    (96)                    (28)                   (58)
    Death Benefits                                              0                       0                      0
    Annuity Payments                                            0                       0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            (123,829)                197,352                (62,164)
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                   (87,992)                232,943                (81,179)
Net Assets, at Beginning of Year                          404,663                       0                102,236
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                               $316,671                $232,943                $21,057
                                               ===================     ===================     ==================

                                                                            Van Eck                  WP&G
                                                    Van Eck                Worldwide               Tomorrow
                                                   Worldwide                Emerging                 Short
                                                    Balanced                Markets                  Term
                                                   Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $120,260                   ($543)                $9,011
    Realized Gain (Loss) on Investment Activity           (40,663)                (20,345)                11,415
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     (30,005)                      0                 12,275
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                        49,592                 (20,888)                32,701
                                               -------------------     -------------------     ------------------

Capital Transactions:
    Contract Deposits                                           0                       0                      0
    Administrative Charges                                   (127)                    (27)                  (124)
    Transfers Between Funds                              (650,699)                 22,663                (53,220)
    Contract Withdrawals                                  (17,324)                 (1,674)               (11,216)
    Deferred Sales Charges                                   (149)                    (74)                   (60)
    Death Benefits                                              0                       0                      0
    Annuity Payments                                            0                       0                      0
                                               -------------------     -------------------     ------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            (668,299)                 20,888                (64,620)
                                               -------------------     -------------------     ------------------

Total Increase (Decrease) in Net Assets                  (618,707)                      0                (31,919)
Net Assets, at Beginning of Year                          618,707                       0                319,252
                                               -------------------     -------------------     ------------------

Net Assets, at End of Year                                     $0                      $0               $287,333
                                               ===================     ===================     ==================



                                                      WP&G                    WP&G
                                                    Tomorrow                Tomorrow
                                                     Medium                   Long
                                                      Term                    Term
                                                   Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $6,178                    $104
    Realized Gain (Loss) on Investment Activity               191                   2,192
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      10,567                   2,398
                                               -------------------     -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                        16,936                   4,694
                                               -------------------     -------------------


Capital Transactions:
    Contract Deposits                                           0                  15,000
    Administrative Charges                                    (60)                    (24)
    Transfers Between Funds                                     0                  (7,573)
    Contract Withdrawals                                        0                  (1,377)
    Deferred Sales Charges                                      0                       0
    Death Benefits                                              0                       0
    Annuity Payments                                            0                       0
                                               -------------------     -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                 (60)                  6,026
                                               -------------------     -------------------

Total Increase (Decrease) in Net Assets                    16,876                  10,720
Net Assets, at Beginning of Year                          114,881                  31,864
                                               -------------------     -------------------

Net Assets, at End of Year                               $131,757                 $42,584
                                               ===================     ===================

                 See Accompanying Notes to Financial Statements

                           AIL LIFE INSURANCE COMPANY
                                    (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1998 and December 31, 1997

                                      1997

                                                                                Aim                        Aim
                                                                              Capital                 International
                                                                            Appreciation                  Equity
                                                    Total                    Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      $3,425,822                         $0                         $0
    Realized Gain (Loss) on Investment Activity        4,618,810                          0                          0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 21,497,610                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                   29,542,242                          0                          0
                                              -------------------        -------------------        -------------------

Capital Transactions:
    Contract Deposits                                 67,767,150                          0                          0
    Administrative Charges                               (57,979)                         0                          0
    Transfers Between Funds                              198,327                          0                          0
    Contract Withdrawals                              (9,829,501)                         0                          0
    Deferred Sales Charges                              (220,977)                         0                          0
    Death Benefits                                      (853,668)                         0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                     57,003,352                          0                          0
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets               86,545,594                          0                          0
Net Assets, at Beginning of Year                     134,851,954                          0                          0
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                          $221,397,548                         $0                         $0
                                              ===================        ===================        ===================

                                                                                                         Alliance
                                                   Alliance                   Alliance                    Growth
                                                    Money                     Premier                       &
                                                    Market                     Growth                     Income
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $380,094                  ($347,887)                $1,520,797
    Realized Gain (Loss) on Investment Activity                0                    220,392                    748,403
    Change in Unrealized Appreciation
        (Depreciation) of Investments                          0                  6,824,300                  6,138,369
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                      380,094                  6,696,805                  8,407,569
                                              -------------------        -------------------        -------------------

Capital Transactions:
    Contract Deposits                                 23,803,008                  5,628,309                  8,747,817
    Administrative Charges                                (2,803)                    (9,241)                   (11,350)
    Transfers Between Funds                          (21,820,460)                 5,485,953                  5,800,237
    Contract Withdrawals                              (1,672,237)                (1,359,666)                (1,559,417)
    Deferred Sales Charges                               (65,191)                   (24,018)                   (23,521)
    Death Benefits                                       (55,920)                   (97,729)                  (192,825)
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                        186,397                  9,623,608                 12,760,941
                                              -------------------        -------------------        -------------------
Total Increase (Decrease) in Net Assets                  566,491                 16,320,413                 21,168,510
Net Assets, at Beginning of Year                       9,919,013                 19,482,293                 25,994,402
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                           $10,485,504                $35,802,706                $47,162,912
                                              ===================        ===================        ===================

                                                                              Alliance                   Alliance
                                                   Alliance                  Short-Term                   Global
                                                International               Multi-Market                   Bond
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $94,222                    $37,202                    $86,596
    Realized Gain (Loss) on Investment Activity          288,488                     (5,842)                    24,828
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   (241,477)                    (3,267)                  (119,659)
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                      141,233                     28,093                     (8,235)
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                  1,460,480                    531,987                    306,455
    Administrative Charges                                (3,038)                      (209)                      (637)
    Transfers Between Funds                              135,463                   (736,845)                    81,466
    Contract Withdrawals                                (421,700)                   (21,135)                  (201,649)
    Deferred Sales Charges                               (10,229)                      (157)                    (5,791)
    Death Benefits                                       (55,315)                         0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                      1,105,661                   (226,359)                   179,844
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                1,246,894                   (198,266)                   171,609
Net Assets, at Beginning of Year                       6,971,746                  1,080,910                  1,889,666
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                            $8,218,640                   $882,644                 $2,061,275
                                              ===================        ===================        ===================


                                                   Alliance
                                                     U.S.                     Alliance                   Alliance
                                                  Government                   Global                     North
                                                     High                      Dollar                    American
                                                    Grade                    Government                 Government
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $217,778                   $173,927                   $151,554
    Realized Gain (Loss) on Investment Activity          122,749                     98,499                    251,006
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    130,970                   (145,762)                   (35,923)
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                      471,497                    126,664                    366,637
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                  1,098,080                  1,033,795                  2,559,916
    Administrative Charges                                (2,600)                      (577)                    (1,678)
    Transfers Between Funds                              (39,816)                   684,885                    291,510
    Contract Withdrawals                                (315,830)                   (39,766)                  (339,979)
    Deferred Sales Charges                                (7,245)                       (26)                    (9,028)
    Death Benefits                                      (133,785)                         0                    (43,411)
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                        598,804                  1,678,311                  2,457,330
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                1,070,301                  1,804,975                  2,823,967
Net Assets, at Beginning of Year                       6,373,650                  1,112,233                  3,450,354
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                            $7,443,951                 $2,917,208                 $6,274,321
                                              ===================        ===================        ===================



                                                   Alliance                   Alliance                   Alliance
                                                   Utility                  Conservative                  Growth
                                                    Income                   Investors                  Investors
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $18,351                    $93,118                    $30,063
    Realized Gain (Loss) on Investment Activity          134,320                    256,617                     33,518
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    784,564                    428,345                    205,259
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                      937,235                    778,080                    268,840
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                    410,428                    831,436                    225,085
    Administrative Charges                                (1,142)                    (2,420)                    (1,018)
    Transfers Between Funds                              291,766                   (820,550)                   273,520
    Contract Withdrawals                                (176,198)                  (749,951)                  (103,458)
    Deferred Sales Charges                                (2,259)                   (20,572)                    (2,657)
    Death Benefits                                        (4,861)                   (24,350)                   (16,346)
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            517,734                   (786,407)                   375,126
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                1,454,969                     (8,327)                   643,966
Net Assets, at Beginning of Year                       3,784,052                  7,371,485                  1,816,146
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                            $5,239,021                 $7,363,158                 $2,460,112
                                              ===================        ===================        ===================


                                                                              Alliance                   Alliance
                                                   Alliance                    Total                    Worldwide
                                                    Growth                     Return                 Privatization
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $736,355                   $221,774                    $48,965
    Realized Gain (Loss) on Investment Activity        1,444,851                    341,274                    190,693
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  6,122,498                    706,404                     15,628
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                    8,303,704                  1,269,452                    255,286
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                  3,957,424                  1,682,345                  2,555,245
    Administrative Charges                               (13,815)                    (1,789)                    (1,524)
    Transfers Between Funds                            2,307,337                    350,402                  1,442,426
    Contract Withdrawals                              (2,023,184)                  (258,955)                  (159,191)
    Deferred Sales Charges                               (41,157)                    (4,513)                    (2,040)
    Death Benefits                                       (85,272)                   (10,318)                   (19,299)
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                      4,101,333                  1,757,172                  3,815,617
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets               12,405,037                  3,026,624                  4,070,903
Net Assets, at Beginning of Year                      27,533,802                  6,187,640                  2,885,143
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                           $39,938,839                 $9,214,264                 $6,956,046
                                              ===================        ===================        ===================


                                                                                                         Alliance
                                                   Alliance                   Alliance                     Real
                                                  Technology                   Quasar                     Estate
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($97,267)                  ($65,106)                  ($11,309)
    Realized Gain (Loss) on Investment Activity          333,674                     68,964                      9,641
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   (483,356)                   633,172                    197,021
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                     (246,949)                   637,030                    195,353
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                  3,389,078                  3,085,776                  1,119,140
    Administrative Charges                                (2,533)                      (481)                      (113)
    Transfers Between Funds                            4,573,829                  2,750,297                    977,403
    Contract Withdrawals                                (156,150)                   (82,455)                   (15,706)
    Deferred Sales Charges                                (1,493)                      (696)                       (55)
    Death Benefits                                       (40,536)                   (53,885)                   (19,816)
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                      7,762,195                  5,698,556                  2,060,853
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                7,515,246                  6,335,586                  2,256,206
Net Assets, at Beginning of Year                       4,733,285                  1,909,995                          0
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                           $12,248,531                 $8,245,581                 $2,256,206
                                              ===================        ===================        ===================



                                                                                                         Dreyfus
                                                   Alliance                   Dreyfus                      Zero
                                                     High                      Stock                      Coupon
                                                    Yield                      Index                       2000
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            ($36)                   $31,377                     $3,562
    Realized Gain (Loss) on Investment Activity                1                     16,409                        206
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        332                    102,135                       (202)
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                          297                    149,921                      3,566
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                     16,075                    275,515                      2,514
    Administrative Charges                                     0                       (168)                       (16)
    Transfers Between Funds                               26,028                    501,556                    (16,916)
    Contract Withdrawals                                       0                    (21,249)                      (809)
    Deferred Sales Charges                                     0                        (89)                         0
    Death Benefits                                             0                          0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                         42,103                    755,565                    (15,227)
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                   42,400                    905,486                    (11,661)
Net Assets, at Beginning of Year                               0                    199,935                     63,727
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                               $42,400                 $1,105,421                    $52,066
                                              ===================        ===================        ===================




                                                   Dreyfus
                                                    Small                     Fidelity                   Fidelity
                                                   Company                     Money                      Asset
                                                    Stock                      Market                    Manager
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $346                    $37,734                     $8,211
    Realized Gain (Loss) on Investment Activity                1                          0                        609
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (635)                         0                     50,591
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                         (288)                    37,734                     59,411
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                     13,161                  4,071,641                      3,319
    Administrative Charges                                     0                        (46)                      (153)
    Transfers Between Funds                                9,212                 (4,380,998)                   488,776
    Contract Withdrawals                                       0                    (75,859)                    (4,650)
    Deferred Sales Charges                                     0                          0                        (79)
    Death Benefits                                             0                          0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                         22,373                   (385,262)                   487,213
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                   22,085                   (347,528)                   546,624
Net Assets, at Beginning of Year                               0                  1,165,859                     91,001
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                               $22,085                   $818,331                   $637,625
                                              ===================        ===================        ===================

                                                                                                         Fidelity
                                                                              Fidelity                  Investment
                                                   Fidelity                     High                      Grade
                                                    Growth                     Income                      Bond
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $5,310                     $5,280                       $395
    Realized Gain (Loss) on Investment Activity           11,112                      4,845                        557
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    126,787                     22,207                      3,751
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                      143,209                     32,332                      4,703
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                    337,777                     40,863                      6,000
    Administrative Charges                                  (209)                       (80)                       (40)
    Transfers Between Funds                              708,973                    184,596                    169,412
    Contract Withdrawals                                 (24,333)                    (1,254)                    (2,290)
    Deferred Sales Charges                                   (11)                         0                        (73)
    Death Benefits                                             0                          0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                      1,022,197                    224,125                    173,009
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                1,165,406                    256,457                    177,712
Net Assets, at Beginning of Year                         239,347                     90,774                     27,403
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                            $1,404,753                   $347,231                   $205,115
                                              ===================        ===================        ===================


                                                                                                         Van Eck
                                                                                                        Worldwide
                                                   Fidelity                   Fidelity                     Hard
                                                   Overseas                  Contrafund                   Assets
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $8,268                         $0                     $1,356
    Realized Gain (Loss) on Investment Activity            5,543                          0                      1,465
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      3,806                          0                     (4,175)
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                       17,617                          0                     (1,354)
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                    103,098                          0                     31,792
    Administrative Charges                                  (102)                         0                        (32)
    Transfers Between Funds                              171,542                          0                     22,568
    Contract Withdrawals                                  (1,505)                         0                       (832)
    Deferred Sales Charges                                     0                          0                          0
    Death Benefits                                             0                          0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                        273,033                          0                     53,496
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                  290,650                          0                     52,142
Net Assets, at Beginning of Year                         114,013                          0                     50,094
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                              $404,663                         $0                   $102,236
                                              ===================        ===================        ===================



                                                                              Van Eck                      WP&G
                                                   Van Eck                   Worldwide                   Tomorrow
                                                  Worldwide                   Emerging                    Short
                                                   Balanced                   Markets                      Term
                                                  Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         ($4,633)                        $0                    $29,027
    Realized Gain (Loss) on Investment Activity            6,759                          0                      8,348
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     27,334                          0                      1,174
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                       29,460                          0                     38,549
                                              -------------------        -------------------        -------------------


Capital Transactions:
    Contract Deposits                                    346,000                          0                     67,027
    Administrative Charges                                   (45)                         0                        (74)
    Transfers Between Funds                              216,180                          0                     51,907
    Contract Withdrawals                                 (32,618)                         0                     (6,670)
    Deferred Sales Charges                                   (77)                         0                          0
    Death Benefits                                             0                          0                          0
    Annuity Payments                                           0                          0                          0
                                              -------------------        -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                        529,440                          0                    112,190
                                              -------------------        -------------------        -------------------

Total Increase (Decrease) in Net Assets                  558,900                          0                    150,739
Net Assets, at Beginning of Year                          59,807                          0                    168,513
                                              -------------------        -------------------        -------------------

Net Assets, at End of Year                              $618,707                         $0                   $319,252
                                              ===================        ===================        ===================
                                              ===================        ===================        ===================



                                                     WP&G                       WP&G
                                                   Tomorrow                   Tomorrow
                                                    Medium                      Long
                                                     Term                       Term
                                                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $8,119                     $2,279
    Realized Gain (Loss) on Investment Activity              411                        469
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      4,526                      2,893
                                              -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                       13,056                      5,641
                                              -------------------        -------------------


Capital Transactions:
    Contract Deposits                                     23,947                      2,617
    Administrative Charges                                   (27)                       (18)
    Transfers Between Funds                               12,327                      4,341
    Contract Withdrawals                                       0                       (805)
    Deferred Sales Charges                                     0                          0
    Death Benefits                                             0                          0
    Annuity Payments                                           0                          0
                                              -------------------        -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions  ..                         36,247                      6,135
                                              -------------------        -------------------

Total Increase (Decrease) in Net Assets                   49,303                     11,776
Net Assets, at Beginning of Year                          65,578                     20,088
                                              -------------------        -------------------

Net Assets, at End of Year                              $114,881                    $31,864
                                              ===================        ===================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account A (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Alliance Gallery, Profile, Ovation, Trilogy, and Paradigm. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Merrill Lynch Variable Series Funds ("Merrill Lynch"), Mitchell Hutchins Series Trust ("Mitchell Hutchins"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("Tomorrow Funds"). The assets in the policies may be invested in the following subaccounts.

AIM Fund:                                Fidelity Trust II:
  International Equity Portfolio           Asset Manager Portfolio
  Capital Appreciation Portfolio           Investment Grade Bond Portfolio
                                           Contrafund Portfolio
Alliance Fund:
  Growth & Income Portfolio              Merrill Lynch Fund:
  Conservative Investors Portfolio         Basic Value Portfolio
  Growth Portfolio                         Capital Market Portfolio
  Growth Investors Portfolio               Domestic Money Market Portfolio
  Quasar Portfolio                         Global Strategy Portfolio
  Technology Portfolio                     Global Utility Portfolio
  Money Market Portfolio                   High Current Income Portfolio
  Premier Growth Portfolio                 International Equity Portfolio
  International Portfolio                  Natural Resources Portfolio
  Short-Term Multi-Market Portfolio        Prime Bond Portfolio
  Global Bond Portfolio                    Quality Equity Portfolio
  U.S. Government Portfolio                Special Value Portfolio
  Global Dollar Government Portfolio
  North American Government Portfolio    Mitchell Hutchins Trust:
  Utility Income Portfolio                 Balanced Portfolio
  Total Return Portfolio                   Global Income Portfolio
  Worldwide Privatization Portfolio        Growth Portfolio
  Real Estate Portfolio                    Growth & Income Portfolio
  High Yield Portfolio                     High Income Portfolio
                                           Small Capital Portfolio
Dreyfus Fund:                              Strategic Income Portfolio
  Stock Index Portfolio                    Tactical Allocations Portfolio
  Zero Coupon 2000 Portfolio
  Small Company Stock Portfolio          Van Eck Trusts:
                                           Worldwide Hard Assets Portfolio
Fidelity Trust:                            Worldwide Emerging Markets Portfolio
  Money Market Portfolio Trust:            Worldwide Balanced Portfolio
  Income Portfolio                          (Fund closed 06/29/98)  High
  Growth Portfolio
  Overseas Portfolio                     Weiss, Peck & Greer Tomorrow Funds:
                                           Tomorrow Long Term Portfolio
                                           Tomorrow Medium Term Portfolio
                                           Tomorrow Short Term Portfolio

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)


The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.



2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation -The investments in the respective funds and trusts are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation on all contracts issued and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent on an annual basis to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value for single premium contracts subject to a maximum of 8.5% of premiums and 6% of premiums, paid for flexible premium contracts.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                            Cost of                   Proceeds
                                                           Purchases                 From Sales
Shares of
Aim Funds:
        Capital Appreciation Portfolio                      $ 300,923                   $ 80,358
        International Equity Portfolio                        271,850                    109,140
Alliance Funds:
        Money Market Portfolio                             34,467,424                 31,201,259
        Premier Growth Portfolio                           17,691,740                  8,310,070
        Growth and Income Portfolio                        20,704,896                 11,093,035
        International Portfolio                             2,594,798                  1,623,872
        Short-Term Multi-Market Portfolio                   1,039,093                    628,913
        Global Bond Portfolio                                 778,368                    520,428
        U.S. Government High Grade Portfolio                4,135,883                  1,809,383
        Global Dollar Government Portfolio                  1,034,685                  1,195,989
        North American Government Portfolio                 3,727,562                  2,801,217
        Utility Income Portfolio                            2,542,915                  2,159,367
        Conservative Investors Portfolio                    2,172,662                  2,016,437
        Growth Investors Portfolio                          2,018,942                    631,274
        Growth Portfolio                                    9,183,431                  7,545,219
        Total Return Portfolio                              3,869,293                  3,190,630
        Worldwide Privatization Portfolio                   2,687,998                  2,128,872
        Technology Portfolio                                4,766,616                  5,422,293
        Quasar Portfolio                                    6,610,085                  2,507,145
        Real Estate Portfolio                               1,491,475                  1,200,746
        High Yield Portfolio                                2,623,715                    913,067
Dreyfus:
        Stock Index Portfolio                               1,269,080                    268,860
        Zero Coupon 2000 Portfolio                              2,906                        780
        Small Company Stock Portfolio                         136,909                     20,729
Fidelity Trust Funds:
        Money Market Portfolio                              4,600,087                  3,965,439
        Asset Manager Portfolio                               743,760                    353,939
        Growth Portfolio                                    1,279,115                    312,684
        High Income Portfolio                                 351,217                     92,898
        Investment Grade Bond Portfolio                       549,819                    157,038
        Overseas Portfolio                                     96,728                    199,482
        Contrafund Portfolio                                  296,455                     96,972
Van Eck:
        Worldwide Hard Assets Portfolio                        18,093                     66,146
        Worldwide Balanced Portfolio                          131,996                    680,369
        Worldwide Emerging Markets                             65,406                     45,061
Weiss, Peck, & Greer:
        Tomorrow Short Term Portfolio                          16,801                     72,411
        Tomorrow Medium Term Portfolio                          7,882                      1,764
        Tomorrow Long Term Portfolio                           15,638                      9,508

For the year ended December 31, 1997, investment activity in the Fund was as follows:


                                                            Cost of                   Proceeds
                                                           Purchases                 From Sales
Shares of

Alliance Variable Product Series Fund, Inc.:
        Money Market Portfolio                           $ 25,962,981               $ 25,396,492
        Premier Growth Portfolio                           12,125,527                  2,849,807
        Growth & Income Portfolio                          16,764,520                  2,482,779
        International Portfolio                             2,981,780                  1,781,898
        Short-Term Multi-Market Portfolio                     703,887                    893,043
        Global Bond Portfolio                                 591,439                    324,998
        U.S. Government High Grade Portfolio                2,088,683                  1,272,103
        Global Dollar Government Portfolio                  2,916,314                  1,064,074
        North American Government Portfolio                 4,156,245                  1,547,363
        Utility Income Portfolio                            1,665,411                  1,129,325
        Conservative Investors Portfolio                    2,049,795                  2,743,086
        Growth Investors Portfolio                            700,586                    295,396
        Growth Portfolio                                    9,032,757                  4,195,072
        Total Return Portfolio                              3,455,855                  1,476,907
        Worldwide Privatization Portfolio                   4,860,375                    995,794
        Technology Portfolio                               10,564,383                  2,899,450
        Quasar Portfolio                                    6,170,018                    536,570
        Real Estate Investment Portfolio                    2,289,115                    239,572
        High Yield Portfolio                                   42,103                         36
Dreyfus:
        Stock Index Portfolio                                 895,855                    108,914
        Zero Coupon 2000 Portfolio                             23,084                     34,750
        Small Company Stock Portfolio                          22,785                         66
Fidelity Trust Funds:
        Money Market Portfolio                              4,119,152                  4,466,680
        Asset Manager Portfolio                               618,250                    122,826
        Growth Portfolio                                    1,115,649                     88,145
        High Income Portfolio                                 274,392                     44,990
        Investment Grade Bond Portfolio                       184,461                     11,056
        Overseas Portfolio                                    347,877                     66,575
Van Eck:
        Worldwide Hard Assets Portfolio                        86,806                     31,953
        Worldwide Balanced Portfolio                          588,513                     63,706
Weiss, Peck, & Greer:
        Tomorrow Short Term Portfolio                         212,642                     71,422
        Tomorrow Medium Term Portfolio                         59,082                     14,715
        Tomorrow Long Term Portfolio                           12,712                      4,299


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)




5.  Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1998, transactions in accumulation units of the account were as follows:


                                               Aim                 Aim               Alliance
                                             Capital          International           Money
                                           Appreciation           Equity               Market
                                      2     Portfolio     2     Portfolio     1     Portfolio
     VARIABLE ANNUITY                            -                   -                   -
Units Purchased                              9,216.26            1,878.99       1,827,946.28
Units Withdrawn                                 (0.71)            (314.87)       (298,970.94)
Units Transferred Between Funds             12,528.67           13,843.85      (1,291,672.40)
Units Transferred From (To) AI Life              0.00                0.00           8,425.60
                                            ---------        ------------       ------------
Net Increase (Decrease)                     21,744.22           15,407.97         245,728.54
Units, at Beginning of the Year                  0.00                0.00         919,986.32
                                            ---------        ------------       ------------
Units, at End of the Year                   21,744.22           15,407.97       1,165,714.86
                                            =========        ============       ============

Unit Value at December 31, 1998          $      11.31     $         11.51      $       11.79
                                            =========        ============       ============



                                             Alliance 5          Alliance          Alliance
                                              Money              Premier           Premier
                                              Market              Growth           Growth
                                        3   Portfolio     1     Portfolio     2   Portfolio
     VARIABLE ANNUITY                              -                   -                 -
Units Purchased                                  0.00          251,885.97           6,034.17
Units Withdrawn                                 (0.83)        (160,112.08)           (198.14)
Units Transferred Between Funds                  0.00          224,435.99          37,946.53
Units Transferred From (To) AI Life              0.00              207.44               0.00
                                         ------------           ---------              -----
Net Increase (Decrease)                         (0.83)         316,417.32          43,782.56
Units, at Beginning of the Year                743.26        1,441,993.79               0.00
                                         ------------           ---------              -----
Units, at End of the Year                      742.43        1,758,411.11          43,782.56
                                         ============           =========              =====

Unit Value at December 31, 1998          $      11.85       $       35.54     $        15.29
                                         ============           =========              =====


                                                                  Alliance             Alliance
                                             Alliance 5            Growth               Growth
                                               Premier                &                   &
                                               Growth              Income               Income
                                       3     Portfolio     1     Portfolio     2     Portfolio
     VARIABLE ANNUITY                             -                   -                   -
Units Purchased                                  0.00          252,659.69          30,664.15
Units Withdrawn                               (825.56)        (198,715.28)         (1,685.49)
Units Transferred Between Funds                  0.00           81,797.25          22,151.18
Units Transferred From (To) AI Life              0.00            1,400.23               0.00
                                         ------------          ----------              -----
Net Increase (Decrease)                       (825.56)         137,141.89          51,129.84
Units, at Beginning of the Year             27,839.95        1,868,628.86          89,076.46
                                         ------------          ----------              -----
Units, at End of the Year                   27,014.39        2,005,770.75         140,206.30
                                         ============         ==========               =====

Unit Value at December 31, 1998          $      35.71   $           28.74 $            18.17
                                         ============          ==========             =====

Footnote 1 are all funds except for Alliance 5 and Profile funds.
Footnote 2 are the Profile funds.
Footnote 3 are the Alliance 5 funds.


                                             Alliance 5
                                              Growth
                                                &               Alliance          Alliance 5
                                              Income        International       International
                                        3   Portfolio   1     Portfolio     3     Portfolio
     VARIABLE ANNUITY                              -                 -                 -
Units Purchased                                  0.00           58,434.83               0.00
Units Withdrawn                               (886.57)         (39,814.24)           (803.70)
Units Transferred Between Funds                  0.00           28,116.92          (6,401.57)
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                           ----------           ---------              -----
Net Increase (Decrease)                       (886.57)          46,737.51          (7,205.27)
Units, at Beginning of the Year             30,937.36          612,030.95          12,049.36
                                           ----------           ---------              -----
Units, at End of the Year                   30,050.79          658,768.46           4,844.09
                                           ==========           =========              =====

Unit Value at December 31, 1998         $       28.88 $          14.68 $               14.75
                                           ==========           =========              =====



                                              Alliance         Alliance 5           Alliance
                                             Short-Term        Short-Term            Global
                                            Multi-Market      Multi-Market             Bond
                                        1     Portfolio     3  Portfolio     1     Portfolio
     VARIABLE ANNUITY                             -                   -                  -
Units Purchased                             36,376.82                0.00          18,385.23
Units Withdrawn                             (1,929.51)              (0.75)        (13,119.70)
Units Transferred Between Funds             (8,610.21)               0.00           4,377.57
Units Transferred From (To) AI Life          2,376.35                0.00               0.00
                                               ------          ----------              -----
Net Increase (Decrease)                     28,213.45               (0.75)          9,643.10
Units, at Beginning of the Year             78,309.49              677.97         161,242.31
                                               ------          ----------              -----
Units, at End of the Year                  106,522.94              677.22         170,885.41
                                               ======          ==========              =====

Unit Value at December 31, 1998          $      11.71          $    11.77       $      14.32
                                               ======          ==========              =====

                                                                                      Alliance
                                                                                        U.S.
                                             Alliance           Alliance 5           Government
                                              Global               Global               High
                                               Bond                Bond                Grade
                                       2     Portfolio     3     Portfolio     1     Portfolio
     VARIABLE ANNUITY                              -                   -                 -
Units Purchased                                998.16                0.00         113,552.10
Units Withdrawn                               (103.66)              (0.75)        (59,313.62)
Units Transferred Between Funds             11,211.21                0.00         100,942.73
Units Transferred From (To) AI Life              0.00                0.00           2,998.26
                                               ------          ----------              -----
Net Increase (Decrease)                     12,105.71               (0.75)        158,179.47
Units, at Beginning of the Year                  0.00              732.89         601,935.75
                                               ------          ----------              -----
Units, at End of the Year                   12,105.71              732.14         760,115.22
                                               ======          ==========              =====

Unit Value at December 31, 1998          $      11.10   $           14.39      $       13.16
                                               ======          ==========              =====

Footnote 1 are all funds except for Alliance 5 and Profile funds.
Footnote 2 are the Profile funds.
Footnote 3 are the Alliance 5 funds.

                                             Alliance 5
                                                U.S.            Alliance            Alliance 5
                                             Government          Global               Global
                                                High             Dollar               Dollar
                                                Grade          Government           Government
                                         3   Portfolio   1      Portfolio     3     Portfolio
     VARIABLE ANNUITY                             -                  -                   -
Units Purchased                                  0.00           16,284.54               0.00
Units Withdrawn                               (514.74)         (21,765.70)              0.00
Units Transferred Between Funds                  0.00          (28,838.73)              0.00
Units Transferred From (To) AI Life              0.00             0.00                  0.00
                                           ----------                ----               ----
Net Increase (Decrease)                       (514.74)         (34,319.89)              0.00
Units, at Beginning of the Year              1,823.98          179,585.93               0.00
                                           ----------                ----               ----
Units, at End of the Year                    1,309.24          145,266.04               0.00
                                           ==========                ====               ====
Unit Value at December 31, 1998          $      13.22      $        12.54 $             9.01
                                           ==========                ====               ====

                                             Alliance           Alliance 5
                                               North               North
                                             American            American           Alliance
                                           Government          Government            Utility
                                         1  Portfolio     3     Portfolio     1     Portfolio
     VARIABLE ANNUITY          -                   -                    -
Units Purchased                             95,600.32                0.00          48,788.99
Units Withdrawn                            (62,529.75)               0.00         (84,737.27)
Units Transferred Between Funds              3,634.97                0.00          50,910.82
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                                 ----          ----------              -----
Net Increase (Decrease)                     36,705.54                0.00          14,962.54
Units, at Beginning of the Year            469,970.73                0.00         341,317.45
                                                 ----          ----------              -----
Units, at End of the Year                  506,676.27                0.00         356,279.99
                                                 ====          ==========              =====
Unit Value at December 31, 1998          $      13.70   $           11.39     $        18.75
                                                ====           ==========              =====

                                                               Alliance             Alliance
                                            Alliance 5       Conservative         Conservative
                                              Utility         Investors           Investors
                                      3     Portfolio     1   Portfolio     2     Portfolio
     VARIABLE ANNUITY                               -                 -                   -
Units Purchased                                  0.00           51,789.65             202.65
Units Withdrawn                                 (0.17)        (104,986.45)           (364.47)
Units Transferred Between Funds              5,100.57           37,915.11            (681.32)
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                           ----------           ---------              -----
Net Increase (Decrease)                      5,100.40          (15,281.69)           (843.14)
Units, at Beginning of the Year                  0.00          556,221.49          11,145.93
                                           ----------           ---------              -----
Units, at End of the Year                    5,100.40          540,939.80          10,302.79
                                           ==========           =========              =====
Unit Value at December 31, 1998          $      18.07         $     14.64     $        13.12
                                           ==========           =========             =====

                                           Alliance 5           Alliance             Alliance
                                          Conservative           Growth               Growth
                                            Investors           Investors           Investors
                                      3     Portfolio     1     Portfolio     2     Portfolio
     VARIABLE ANNUITY                           -                   -                   -
Units Purchased                                  0.00           25,092.70               0.00
Units Withdrawn                                  0.00          (10,900.50)             (3.60)
Units Transferred Between Funds                  0.00           56,382.86             368.47
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                           ----------            --------              -----
Net Increase (Decrease)                          0.00           70,575.06             364.87
Units, at Beginning of the Year                  0.00          165,729.30           7,293.59
                                           ----------            --------              -----
Units, at End of the Year                        0.00          236,304.36           7,658.46
                                           ==========            ========              =====
Unit Value at December 31, 1998          $      12.62      $        17.46          $   14.72
                                           ==========            ========              =====

Footnote 1 are all funds except for Alliance 5 and Profile funds.
Footnote 2 are the Profile funds.
Footnote 3 are the Alliance 5 funds.

                                            Alliance 5
                                              Growth             Alliance             Alliance
                                             Investors            Growth               Growth
                                       3     Portfolio     1     Portfolio     2     Portfolio
     VARIABLE ANNUITY                              -                 -                   -
Units Purchased                                  0.00          136,979.72          19,633.01
Units Withdrawn                                  0.00         (136,115.17)         (2,159.49)
Units Transferred Between Funds                  0.00          (44,681.34)         11,600.52
Units Transferred From (To) AI Life              0.00            1,459.63               0.00
                                         ------------          ----------              -----
Net Increase (Decrease)                          0.00          (42,357.16)         29,074.04
Units, at Beginning of the Year                  0.00        1,695,515.74          90,206.81
                                         ------------          ----------              -----
Units, at End of the Year                        0.00        1,653,158.58         119,280.85
                                         ============          ==========              =====
Unit Value at December 31, 1998          $      14.52      $        28.85 $            18.42
                                         ============          ==========              =====

                                                                  Alliance            Alliance 5
                                              Alliance 5           Total                Total
                                               Growth             Return               Return
                                       3     Portfolio     1     Portfolio     3     Portfolio
     VARIABLE ANNUITY                             -                    -                   -
Units Purchased                                  0.00           77,708.90               0.00
Units Withdrawn                                 (1.45)        (104,041.52)           (166.07)
Units Transferred Between Funds                  0.00           17,709.27               0.00
Units Transferred From (To) AI Life              0.00           (1,343.99)              0.00
                                           ----------            --------              -----
Net Increase (Decrease)                         (1.45)          (9,967.34)           (166.07)
Units, at Beginning of the Year              4,159.08          568,896.78           2,485.11
                                           ----------            --------              -----
Units, at End of the Year                    4,157.63          558,929.44           2,319.04
                                           ==========            ========              =====
Unit Value at December 31, 1998          $      28.99          $    18.62        $     14.57
                                           ==========            ========              =====

                                             Alliance           Alliance 5
                                            Worldwide           Worldwide            Alliance
                                         Privatization       Privatization         Technology
                                     1     Portfolio     3     Portfolio     1     Portfolio
     VARIABLE ANNUITY                             -                   -                 -
Units Purchased                             47,593.68                0.00         103,447.60
Units Withdrawn                            (30,123.49)               0.00         (58,697.34)
Units Transferred Between Funds            (16,928.05)               0.00        (118,916.68)
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                                 ----        ------------              -----
Net Increase (Decrease)                        542.14                0.00         (74,166.42)
Units, at Beginning of the Year            495,269.51                0.00       1,033,596.21
                                                 ----        ------------              -----
Units, at End of the Year                  495,811.65                0.00         959,429.79
                                                 ====        ============              =====
Unit Value at December 31, 1998          $      15.35      $        12.69       $      18.48
                                                ====         ============              =====

                                            Alliance             Alliance 5          Alliance
                                           Technology           Technology            Quasar
                                      2     Portfolio     3     Portfolio     1     Portfolio
     VARIABLE ANNUITY                          -                      -                  -
Units Purchased                              9,648.58                0.00         123,682.12
Units Withdrawn                               (672.75)               0.00         (44,271.42)
Units Transferred Between Funds              6,384.04                0.00         192,516.06
Units Transferred From (To) AI Life              0.00                0.00             891.71
                                                 ----          ----------              -----
Net Increase (Decrease)                     15,359.87                0.00         272,818.47
Units, at Beginning of the Year             41,252.11                0.00         629,523.13
                                                 ----          ----------             -----
Units, at End of the Year                   56,611.98                0.00         902,341.60
                                                 ====          ==========              =====

Unit Value at December 31, 1998          $      16.62           $   17.60       $      11.66
                                                =====          ==========              =====

Footnote 1 are all funds except for Alliance 5 and Profile funds.
Footnote 2 are the Profile funds.
Footnote 3 are the Alliance 5 funds.

                                                                                     Alliance
                                            Alliance           Alliance 5              Real
                                             Quasar              Quasar               Estate
                                      2     Portfolio     3     Portfolio     1     Portfolio
     VARIABLE ANNUITY                            -                   -                   -
Units Purchased                              1,761.85                0.00          57,967.12
Units Withdrawn                               (450.07)               0.00         (15,209.04)
Units Transferred Between Funds             (7,429.69)               0.00         (26,224.33)
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                                 ----          ----------               ----
Net Increase (Decrease)                     (6,117.91)               0.00          16,533.75
Units, at Beginning of the Year             37,619.77                0.00         184,436.41
                                                 ----          ----------               ----
Units, at End of the Year                   31,501.86                0.00         200,970.16
                                                 ====          ==========               ====
Unit Value at December 31, 1998          $      11.35     $         11.39       $       9.71
                                                 ====          ==========               ====

                                            Alliance 5           Alliance            Alliance 5
                                               Real                High                 High
                                              Estate              Yield               Yield
                                      3     Portfolio     1     Portfolio     3     Portfolio
     VARIABLE ANNUITY                            -                   -                   -
Units Purchased                                  0.00           44,435.53               0.00
Units Withdrawn                                 (0.37)          (9,624.88)              0.00
Units Transferred Between Funds                  0.00          118,779.70               0.00
Units Transferred From (To) AI Life              0.00            3,925.38               0.00
                                           ----------                ----               ----
Net Increase (Decrease)                         (0.37)         157,515.73               0.00
Units, at Beginning of the Year              1,125.35            4,116.47               0.00
                                           ----------                ----               ----
Units, at End of the Year                    1,124.98          161,632.20               0.00
                                           ==========                ====               ====
Unit Value at December 31, 1998          $       9.74   $           9.78       $        9.80
                                           ==========                ====               ====

                                                                  Dreyfus              Dreyfus
                                               Dreyfus              Zero                Small
                                                Stock              Coupon              Company
                                                Index               2000                Stock
                                        2     Portfolio     2     Portfolio     2     Portfolio
     VARIABLE ANNUITY                             -                    -                   -
Units Purchased                             25,412.88                0.00             879.34
Units Withdrawn                             (2,440.24)              (2.28)           (270.19)
Units Transferred Between Funds             37,509.63                0.00          10,804.41
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                             --------           ---------               ----
Net Increase (Decrease)                     60,482.27               (2.28)         11,413.56
Units, at Beginning of the Year             75,214.94            4,778.36           2,092.78
                                             --------           ---------               ----
Units, at End of the Year                  135,697.21            4,776.08          13,506.34
                                             ========           =========               ====
Unit Value at December 31, 1998          $      18.58 $             11.52      $        9.79
                                             ========           =========               ====

                                            Fidelity            Fidelity
                                              Money               Asset              Fidelity
                                             Market              Manager              Growth
                                      2     Portfolio     2     Portfolio     2     Portfolio
     VARIABLE ANNUITY                             -                  -                   -
Units Purchased                            281,838.18            9,659.76          41,264.12
Units Withdrawn                             (8,689.23)          (1,469.42)         (3,562.10)
Units Transferred Between Funds           (214,519.86)          14,975.24          19,632.04
Units Transferred From (To) AI Life         (4,321.91)               0.00               0.00
                                            ---------          ----------              -----
Net Increase (Decrease)                     54,307.18           23,165.58          57,334.06
Units, at Beginning of the Year             76,784.02           49,297.42         114,594.66
                                            ---------          ----------              -----
Units, at End of the Year                  131,091.20           72,463.00         171,928.72
                                            =========          ==========              =====
Unit Value at December 31, 1998          $      11.08     $         14.67    $         16.86
                                            =========          ==========              =====

Footnote 1 are all funds except for Alliance 5 and Profile funds.
Footnote 2 are the Profile funds.
Footnote 3 are the Alliance 5 funds.

                                                                 Fidelity
                                            Fidelity           Investment
                                              High                Grade              Fidelity
                                             Income               Bond               Overseas
                                      2     Portfolio     2     Portfolio     2     Portfolio
     VARIABLE ANNUITY                             -                   -                 -
Units Purchased                              3,711.38           13,057.20           3,517.69
Units Withdrawn                             (1,194.43)          (1,420.95)         (1,554.87)
Units Transferred Between Funds             13,967.80           21,383.28         (12,130.75)
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                            ---------           ---------              -----
Net Increase (Decrease)                     16,484.75           33,019.53         (10,167.93)
Units, at Beginning of the Year             28,042.38           18,202.66          34,333.03
                                            ---------           ---------              -----
Units, at End of the Year                   44,527.13           51,222.19          24,165.10
                                            =========           =========              =====

Unit Value at December 31, 1998          $      11.68    $          12.09    $         13.10
                                            =========           =========              =====

                                                                  VanEck
                                                                 Worldwide             VanEck
                                             Fidelity              Hard              Worldwide
                                           Contrafund             Assets             Balanced
                                      2     Portfolio     2     Portfolio     2     Portfolio
     VARIABLE ANNUITY                             -                -                   -
Units Purchased                             11,684.36                0.00               0.00
Units Withdrawn                                (84.69)            (274.71)         (1,422.77)
Units Transferred Between Funds              6,297.12           (6,552.51)        (51,521.96)
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                             --------           ---------              -----
Net Increase (Decrease)                     17,896.79           (6,827.22)        (52,944.73)
Units, at Beginning of the Year                  0.00            9,786.43          52,944.73
                                             --------           ---------              -----
Units, at End of the Year                   17,896.79            2,959.21              (0.00)
                                             ========           =========              =====

Unit Value at December 31, 1998          $      13.02    $           7.12     $        12.59
                                             ========           =========              =====

                                              VanEck                WPG                 WPG
                                             Emerging              Short               Medium
                                              Markets              Term                 Term
                                      2     Portfolio     2     Portfolio     2     Portfolio
     VARIABLE ANNUITY                               -                 -                   -
Units Purchased                                  0.00                0.00               0.00
Units Withdrawn                               (221.40)            (866.82)             (4.39)
Units Transferred Between Funds                221.40           (3,977.13)              0.00
Units Transferred From (To) AI Life              0.00                0.00               0.00
                                            ---------            --------              -----
Net Increase (Decrease)                          0.00           (4,843.95)             (4.39)
Units, at Beginning of the Year                  0.00           25,486.43           9,047.75
                                            ---------            --------              -----
Units, at End of the Year                        0.00           20,642.48           9,043.36
                                            =========            ========              =====

Unit Value at December 31, 1998          $       6.03       $       13.92      $       14.57
                                            =========            ========              =====

                                                WPG
                                               Long
                                               Term
                                       2     Portfolio
                                                 -
Units Purchased                              1,026.70
Units Withdrawn                                (96.60)
Units Transferred Between Funds               (532.04)
Units Transferred From (To) AI Life              0.00
                                            ---------
Net Increase (Decrease)                        398.06
Units, at Beginning of the Year              2,387.63
                                            ---------
Units, at End of the Year                    2,785.69
                                            =========

Unit Value at December 31, 1998          $      15.29
                                            =========
Footnote 1 are all funds except for Alliance 5 and Profile funds.
Footnote 2 are the Profile funds.
Footnote 3 are the Alliance 5 funds.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)




6.  Net Increase (Decrease) in Annuity Units

For the year ended December 31, 1998, transactions in accumulation units of the account were as follows:

                                                                                 Alliance
                                               Alliance          Alliance         Growth                            Alliance
                                                Money            Premier            &               Alliance        Short-Term
                                                Market            Growth          Income           International   Multi-Market
                                              Portfolio          Portfolio       Portfolio           Portfolio      Portfolio
     VARIABLE ANNUITY                              -                 -               -                     -             -
Units Purchased                                   0.00             215.24           314.50                 0.00        0.00
Units Withdrawn                                   0.00               0.00             0.00                 0.00        0.00
Units Transferred Between Funds                   0.00               0.00             0.00                 0.00        0.00
Units Transferred From (To) AI Life               0.00               0.00             0.00                 0.00        0.00
                                             ---------         ----------        ---------            ---------      ------
Net Increase (Decrease)                           0.00             215.24           314.50                 0.00        0.00
Units, at Beginning of the Year                   0.00               0.00             0.00                 0.00        0.00
                                             ---------         ----------        ---------            ---------      ------
Units, at End of the Year                         0.00             215.24           314.50                 0.00        0.00
                                             =========         ==========        =========            =========      ======

Unit Value at December 31, 1998$                 11.60         $    34.97        $   28.28            $   14.44      $11.53
                                             =========         ==========        =========            =========      ======

                                                                  Alliance
                                                                    U.S.         Alliance              Alliance
                                                Alliance         Government      Global                  North        Alliance
                                                 Global            High          Dollar                American       Utility
                                                  Bond            Grade          Government           Government       Income
                                               Portfolio        Portfolio        Portfolio             Portfolio      Portfolio
                                             ---------         ----------        ---------            ---------      ------
Units Purchased                                 530.78             265.26             0.00                 0.00        0.00
Units Withdrawn                                   0.00               0.00             0.00                 0.00        0.00
Units Transferred Between Funds                   0.00               0.00             0.00                 0.00        0.00
Units Transferred From (To) AI Life               0.00               0.00             0.00                 0.00        0.00
                                             ---------         ----------        ---------            ---------      ------
Net Increase (Decrease)                         530.78             265.26             0.00                 0.00        0.00
Units, at Beginning of the Year                   0.00               0.00             0.00                 0.00        0.00
                                             ---------         ----------        ---------            ---------      ------
Units, at End of the Year                       530.78             265.26             0.00                 0.00        0.00
                                             =========         ==========        =========            =========      ======

Unit Value at December 31, 1998$                 14.09         $    12.95        $   12.34            $   13.48      $18.45
                                             =========         ==========        =========            =========      ======

                                               Alliance         Alliance                              Alliance        Alliance
                                            Conservative        Growth            Alliance              Total         Worldwide
                                              Investors        Investors          Growth               Return       Privatization
                                               Portfolio       Portfolio         Portfolio            Portfolio      Portfolio
                                             ---------         ----------        ---------            ---------      ------
Units Purchased                                   0.00               0.00             0.00                 0.00      329.40
Units Withdrawn                                   0.00               0.00             0.00                 0.00        0.00
Units Transferred Between Funds                   0.00               0.00             0.00                 0.00        0.00
Units Transferred From (To) AI Life               0.00               0.00             0.00                 0.00        0.00
                                             ---------         ----------        ---------            ---------      ------
Net Increase (Decrease)                           0.00               0.00             0.00                 0.00      329.40
Units, at Beginning of the Year                   0.00               0.00             0.00                 0.00        0.00
                                             ---------         ----------        ---------            ---------      ------
Units, at End of the Year                         0.00               0.00             0.00                 0.00      329.40
                                             =========         ==========        =========            =========      ======

Unit Value at December 31, 1998$                 14.41         $    17.18        $   28.39            $   18.32      $15.10
                                             =========         ==========        =========            =========      ======



                                                                      Alliance       Alliance
                                       Alliance        Alliance         Real           High
                                        Technology      Quasar         Estate         Yield
                                       Portfolio      Portfolio      Portfolio      Portfolio
                                        -----         ------         -------        -----
Units Purchased                          0.00           0.00          334.36         0.00
Units Withdrawn                          0.00           0.00            0.00         0.00
Units Transferred Between Funds          0.00           0.00            0.00         0.00
Units Transferred From (To) AI Life      0.00           0.00            0.00         0.00
                                        -----         ------         -------        -----
Net Increase (Decrease)                  0.00           0.00          334.36         0.00
Units, at Beginning of the Year          --             --              --           --
                                        -----         ------         -------        -----
Units, at End of the Year                0.00           0.00          334.36         0.00
                                        =====         ======         =======        =====

Unit Value at December 31, 1998$        18.18         $11.47         $  9.56        $9.63
                                        =====         ======         =======        =====


                                     PART C

                                OTHER INFORMATION

         Item 24. Financial Statements and Exhibits.

a.   Financial Statements

b.   Exhibits

     1. Certificate of Resolution for American International Life Assurance Company of New York dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.*

     2.   N/A

     3. (a) Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

          (b)  Broker/Dealer   Agreement  between  American  International  Life
               Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

          (c) Selling Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and AIG Equity Sales Corporation, dated October 1998*

          (d)  Distribution   Agreement  between  American   International  Life
               Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;*

          (e) Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Variable Products Series Fund and Alliance Capital Management, L.P., dated June 11, 1991*

     4. (a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649 - 4/87)*

          (b)  Form of Individual Variable Annuity Policy (21VAN0896NY)*

          (c)  Form of Group Variable Annuity Policy (21GVAN897NY)*

          (d)  Form of Variable Annuity Certificate of Coverage(26GVAN897NY)*

     5.   (a) Form of Single Premium Variable Annuity application (52971 11/96)*

          (b)  Form of Group Variable Annuity application (24GVAN897)*

     6. (a) By-Laws of American International Life Assurance Company of New York as amended on 3/25/75;*

          (b) Certificate of Incorporation of American International Life Assurance Company of New York, dated March 5, 1962;*

          (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*

          (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*

          (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*

          (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*

          (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991*

     7.   N/A

     8. Delaware Valley Financial Services, Inc. Administrative Agreement appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986.*

     9.   Opinion of Counsel (filed electronically herein)

     10.  (i) Consent of Counsel (filed electronically herein)

          (ii) Consent of Independent Accountants (filed electronically herein)

     11.  N/A

     12.  N/A

     13.  Performance Data #

     14.  N/A

     15.  Powers of Attorney (filed electronically herein)

     * Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File No. 33-39171), filed on October 27, 1998.

     # Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

Item 25. Directors and Officers of the Depositor.

          The following are the Officers and Directors of the Company:

Officers:

Name and Principal                 Position and Offices
Business Address                   with the Company

Michele L. Abruzzo(2)              Director, Senior Executive Vice President

Paul S. Bell (3)                   Director, Senior Vice President,
                                   Chief Actuary

Jerome T. Muldowney(4)             Director, Senior Vice  President

Robinson Kendall Nottingham(3)     Director, Chairman of the Board

Nicholas A. O'Kulich(1)            Director, Vice  Chairman, Treasurer


Gerald W. Wyndorf(2)               Director, Chief Executive Officer,
                                   President

James A. Bambrick(3)               Senior Vice President

Howard Gunton(3)                   Chief Financial Officer, Senior Vice
                                   President

Jeffrey M. Kestenbaum(2)           Executive Vice President

Edward E. Matthews(1)              Senior Vice President - Finance

Michael Mullin(3)                  Chief Operating Officer, Senior
                                   Vice President

Elizabeth M. Tuck(1)               Secretary Corporate

Kenneth D. Walma(3)                Assistant Secretary, General Counsel

(1) Business address is:  70 Pine Street, New York, New York 10270
(2) Business address is:  80 Pine Street, New York, New York 10005
(3) Business address is:  One Alico Plaza, 600 King Street, Wilmington, DE 19801
(4) Business address is:  175 Water Street, New York, New York 10038


Directors:
Name                               Business Address

Michele L. Abruzzo                 American International Life Assurance
                                   Company of New York
                                   80 Pine Street
                                   New York, NY 10005

Paul S. Bell                       AIG Life Insurance Company
                                   One Alico Plaza
                                   600 King Street
                                   Wilmington, DE  19801

Marion E. Fajen                    5608 North Waterbury Road
                                   Des Moines, Iowa 50312

Patrick J. Foley                   Donovan, Perry, Carbon, McDermitt
                                   & Radzil
                                   Wall Street Plaza
                                   88 Pine Street
                                   New York, NY 10005

Cecil C. Gamwell III               419 West Beach Road
                                   Charleston, RI  02813

M.R. Greenberg                     American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

Jack R. Harnes                     American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

John I. Howell                     Indian Rock Corporation
                                   263 Glenville Road, 2nd floor
                                   Greenwick, Connecticut, 06831

Jerome T. Muldowney                AIG Global Investment Corp.
                                   175 Water Street
                                   New  York,  New York 10038

Robinson Kendall Nottingham        AIG Life Insurance Company
                                   70 Pine Street
                                   New York, New York 10270
                                        and
                                   One Alico Plaza, 600 King Street
                                   Wilmington, DE  19801

Nicholas A. O'Kulich               American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

Edmund Sze-Wing Tse                American International Group, Inc.
                                   70 Pine Street
                                   New York, NY 10270

Gerald W. Wyndorf                  American International Group, Inc.
                                   80 Pine Street, 13th Floor
                                   New York, New York 10005

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant Incorporated by reference to the Form 10K, Exhibit 21 filed by American International Group, parent of registrant for year end December 31, 1998.

Item 27. Number of Contract Owners.

                  4,096

Item 28. Indemnification

     Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors dated August 1, 1988. *

Item 29. Principal Underwriter

         a. AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

         b. The following information is provided for each director and officer of the Principal Underwriter:

                  Name and Principal            Positions and Offices
                  Business Address              with Underwriter

                  Michele L. Abruzzo            Director
                  Kevin Clowe                   Director and Vice President
                  Florence Ann Davis            Director and General Counsel
                  Ronald Alan Latz              Director and Vice President
                  Jerome Thomas Muldowney       Director
                  Helen Stefanis                Director and President
                  Philomena Scamardella         Vice President and
                                                Compliance Officer
                  Ken Masiello                  Comptroller
                  Elizabeth M. Tuck             Secretary

         c.       Name of           Net
                  Principal         Underwriting   Compensation
                  Underwriter       Discounts and  on Brokerage
                  Compensation      Commissions    Redemption       Commissions

                  AIG Equity        $0                    $0           $0
                  Sales Corp.

Item 30. Location of Accounts and Records.

         Kenneth F. Judkowitz, Assistant Vice President of the Company, whose address is 80 Pine Street, New York, NY 10005, maintains physical possession of the accounts, books, or documents of the Variable Account required to be maintained by Section 31 (a) of Investment Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services.

                  Not applicable.

Item 32. Undertakings

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

d. Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

e. Registrant represents that Variable Account A meets the definition of a separate account under the federal securities laws.

f. Registrant represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.




                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Exchange Act Rule 485(b)for effectiveness of this registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 30th day of April, 1999


                                             Variable Account A
                                             Registrant

                                             /s/ Kenneth D. Walma
                                             By:  Kenneth D. Walma
                                             ----------------------
                                             Kenneth D. Walma,
                                             Assistant Secretary and
                                             General Counsel


                                             By: American International Life
                                             Assurance Company of New York
                                                      Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                              Title                 Date

/s/ Michele L. Abruzzo                      Director          April 30, 1999
-------------------------
Michele L. Abruzzo

/s/ Paul S. Bell                            Director          April 30, 1999
-------------------------
Paul S. Bell

/s Marion E. Fajen                          Director          April 30, 1999
-------------------------
Marion E. Fajen

/s/ Cecil C. Gamwell III                    Director          April 30, 1999
--------------------------
Cecil C. Gamwell III

/s/ M.R. Greenberg                          Director          April 30, 1999
----------------------------
M.R. Greenberg

/s/ Jack R. Harnes                          Director          April 30, 1999
----------------------------
Jack R. Harnes

/s/ John I. Howell                          Director          April 30, 1999
----------------------------
John I. Howell

/s/ Jerome T. Muldowney                     Director          April 30, 1999
----------------------------
Jerome T. Muldowney

/s/ Robinson Kendall Nottingham             Director          April 30, 1999
-------------------------------------
Robinson Kendall Nottingham

/s/ Nicholas A. O'Kulich                    Director          April 30, 1999
--------------------------
Nicholas A. O'Kulich

/s/ Edmund Sze-Wing Tse                     Director          April 30, 1999
----------------------------
Edmund Sze-Wing Tse

/s/ Gerald W. Wyndorf                       Director          April 30, 1999
-------------------------
Gerald W. Wyndorf

                                           By:  /s/ Kenneth D. Walma
                                           ---------------------------------
                                           Kenneth D. Walma,
                                           Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT                                                       PAGE

9        Opinion of Counsel

10(i)    Consent of Counsel

10(ii)   Consent of Independent Accountants